UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip Code)

Laura E Simpson	Nathan Briggs
Artisan Partners Funds, Inc.	Simpson Thacher & Bartlett LLP
875 East Wisconsin Avenue, Suite 800	900 G Street, N.W.
Milwaukee, Wisconsin 53202	Washington, D.C. 20001

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Shareholders.

SEMI-ANNUAL REPORT

Artisan Partners Funds

2024

March 31, 2024

ARTISAN PARTNERS FUNDS

Share Class
	Investor	Advisor	Institutional
Artisan Developing World Fund	ARTYX	APDYX	APHYX
Artisan Emerging Markets Debt Opportunities Fund	APFOX	APDOX	APHOX
Artisan Floating Rate Fund	ARTUX	APDUX	APHUX
Artisan Focus Fund	ARTTX	APDTX	APHTX
Artisan Global Discovery Fund	APFDX	APDDX	APHDX
Artisan Global Equity Fund	ARTHX	APDHX	APHHX
Artisan Global Opportunities Fund	ARTRX	APDRX	APHRX
Artisan Global Unconstrained Fund	APFPX	APDPX	APHPX
Artisan Global Value Fund	ARTGX	APDGX	APHGX
Artisan High Income Fund	ARTFX	APDFX	APHFX
Artisan International Fund	ARTIX	APDIX	APHIX
Artisan International Explorer Fund	N/A	ARDBX	ARHBX
Artisan International Small-Mid Fund	ARTJX	APDJX	APHJX
Artisan International Value Fund	ARTKX	APDKX	APHKX
Artisan Mid Cap Fund	ARTMX	APDMX	APHMX
Artisan Mid Cap Value Fund	ARTQX	APDQX	APHQX
Artisan Select Equity Fund	ARTNX	APDNX	APHNX
Artisan Small Cap Fund	ARTSX	APDSX	APHSX
Artisan Sustainable Emerging Markets Fund	ARTZX	APDEX	APHEX
Artisan Value Fund	ARTLX	APDLX	APHLX
Artisan Value Income Fund	APFWX	APDWX	APHWX

As currently permitted by regulations previously adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ annual and semi-annual shareholder reports are not currently being sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are made available online at www.artisanpartners.com/prospectus, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary or, if you invest directly with a Fund, by calling 800.344.1770 or by enrolling on the Funds’ website at www.artisanpartners.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800.344.1770 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.

TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
4	Artisan Developing World Fund
5	Artisan Emerging Markets Debt Opportunities Fund
9	Artisan Floating Rate Fund
12	Artisan Focus Fund
14	Artisan Global Discovery Fund
16	Artisan Global Equity Fund
18	Artisan Global Opportunities Fund
20	Artisan Global Unconstrained Fund
26	Artisan Global Value Fund
27	Artisan High Income Fund
32	Artisan International Fund
34	Artisan International Explorer Fund
36	Artisan International Small-Mid Fund
39	Artisan International Value Fund
41	Artisan Mid Cap Fund
43	Artisan Mid Cap Value Fund
45	Artisan Select Equity Fund
46	Artisan Small Cap Fund
48	Artisan Sustainable Emerging Markets Fund
50	Artisan Value Fund
52	Artisan Value Income Fund

ARTISAN PARTNERS FUNDS

P.O. BOX 219322
KANSAS CITY, MO 64121-9322

This report and the audited financial statements contained herein are provided for the general information of the shareholders of Artisan Partners Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus or summary prospectus, which contain that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanpartners.com. Read it carefully before you invest or send money.

Artisan Partners Funds offered through Artisan Partners Distributors LLC, member FINRA.

55	STATEMENTS OF ASSETS AND LIABILITIES

61	STATEMENTS OF OPERATIONS

67	STATEMENTS OF CHANGES IN NET ASSETS

78	FINANCIAL HIGHLIGHTS

101	NOTES TO FINANCIAL STATEMENTS

135	SHAREHOLDER EXPENSE EXAMPLE

140	NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

141	PROXY VOTING POLICIES AND PROCEDURES

141	INFORMATION ABOUT PORTFOLIO SECURITIES

2	Artisan Partners Funds

ARTISAN PARTNERS FUNDS, INC

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Footnotes

*	Non-income producing security
#	Percentages for the various classifications relate to total net assets
^	Amount rounds to less than $1 or 0.1%
‡	One contract is equal to 100 shares.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Investment abbreviations

ADR	American Depositary Receipt
BUBOR	Budapest Interbank Offered Rate
CAONREPO	Canadian Overnight Repo Rate
CDI	Certificate of Interbank Deposit
CGM	Citigroup Global Markets
CITI	Citibank, N.A.
CLICP	Chile Indice de Camara Promedio Interbank Overnight Index
FRA	Frankfurt Stock Exchange
GDR	Global Depositary Receipt
GS	Goldman Sachs International
IBR	Reference Banking Indicator
ICBCSB	ICBC Standard Bank Plc
JPM	JPMorganChase Bank, N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
LSE	London Stock Exchange
MIBOR	Mumbai Interbank Offered Rate
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PIK	Payment-In-Kind
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Mexican Interbank Equilibrium Interest Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offer Rate

Artisan Partners Funds	3

Currency abbreviations

AED	United Arab Emirates dirham
ALL	Albanian lek
AMD	Armenian dram
AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CNH	Chinese yuan
CNY	Chinese yuan
COP	Colombian peso
CZK	Czech koruna
DKK	Danish krone
DOP	Dominican peso
EGP	Egyptian pound
EUR	Euro
GBP	British pound
GEL	Georgian lari
HKD	Hong Kong dollar
HUF	Hungarian forint
IDR	Indonesian rupiah
ILS	Israel new shekel
INR	Indian rupee
ISK	Iceland krona

JMD	Jamaican dollar
JPY	Japanese yen
KRW	Korean won
KZT	Kazakhstan tenge
MXN	Mexican peso
MYR	Malaysia ringgit
NGN	Nigerian naira
NOK	Norwegian krone
PEN	Peruvian nuevo sol
PLN	Polish zloty
PYG	Paraguay guarani
RON	Romanian leu
RSD	Serbian dinar
RUB	Russian ruble
SEK	Swedish krona
THB	Thailand baht
TRY	Turkish lira
TWD	New Taiwan dollar
UGX	Ugandan shilling
USD	US dollar
UYU	Uruguayan peso
UZS	Uzbekistani som
VND	Vietnamese dong
ZAR	South African rand

4	Artisan Partners Funds

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.2%

Brazil - 10.4%
MercadoLibre, Inc.*	130	$196,526
NU Holdings Ltd., Class A*	12,142	144,853
		341,379
China - 17.4%
JD Health International, Inc.*(1)	17,307	61,249
Kanzhun Ltd., ADR	3,446	60,407
KE Holdings, Inc., ADR	5,586	76,698
Kweichow Moutai Co. Ltd., Class A	370	87,087
Meituan, Class B*(1)	8,974	110,981
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,648	63,819
Tencent Holdings Ltd.	2,831	109,867
		570,108
France - 4.2%
Hermes International SCA	15	37,438
LVMH Moet Hennessy Louis Vuitton SE	112	101,075
		138,513
India - 12.6%
Apollo Hospitals Enterprise Ltd.	1,232	93,888
HDFC Bank Ltd., ADR	1,991	111,417
MakeMyTrip Ltd.*	2,568	182,421
One 97 Communications Ltd.*	4,992	24,101
		411,827
Netherlands - 7.5%
Adyen NV*(1)	90	151,848
ASML Holding NV, ADR	98	95,152
		247,000
Singapore - 8.1%
Grab Holdings Ltd., Class A*	27,974	87,838
Sea Ltd., ADR*	3,334	179,080
		266,918
United States - 37.0%
Airbnb, Inc., Class A*	898	148,068
Cadence Design Systems, Inc.*	261	81,284
Coca-Cola Co. (The)	1,788	109,406
Crowdstrike Holdings, Inc., Class A*	438	140,460
Datadog, Inc., Class A*	113	13,931
Estee Lauder Cos., Inc. (The), Class A	467	72,039
Mastercard, Inc., Class A	80	38,580
Netflix, Inc.*	161	97,530
NVIDIA Corp.	199	179,769
Snowflake, Inc., Class A*	499	80,704
Veeva Systems, Inc., Class A*	428	99,144
Visa, Inc., Class A	546	152,371
		1,213,286
Total common stocks (Cost $1,889,054)		3,189,031

SHORT-TERM INVESTMENT - 1.5%

INVESTMENT COMPANY - 1.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $50,520)	50,520	50,520

	Shares Held	Value
Total investments - 98.7% (Cost $1,939,574)		$ 3,239,551

Other assets less liabilities - 1.3%		43,370

Total net assets - 100.0%#		$3,282,921

(1)Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the value of these securities was $324,078 or 9.9% of net assets.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$446,884	13.8%
Consumer Discretionary	776,509	24.0
Consumer Staples	329,781	10.2
Financials	623,170	19.2
Health Care	256,851	7.9
Industrials	87,838	2.7
Information Technology	591,300	18.3
Real Estate	76,698	2.4
Short-Term Investment	50,520	1.5
Total investments	$3,239,551	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CNY	$150,906	4.7%
EUR	290,361	9.0
HKD	282,097	8.7
INR	117,989	3.6
USD	2,398,198	74.0
Total investments	$3,239,551	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
MercadoLibre, Inc.	Brazil	6.0%
MakeMyTrip Ltd.	India	5.6
NVIDIA Corp.	United States	5.5
Sea Ltd.	Singapore	5.5
Visa, Inc.	United States	4.6
Adyen NV	Netherlands	4.6
Airbnb, Inc.	United States	4.5
NU Holdings Ltd.	Brazil	4.4
Crowdstrike Holdings, Inc.	United States	4.3
HDFC Bank Ltd.	India	3.4
Total		48.4%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	5

ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND

Consolidated Schedule of Investments — March 31, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS AND BOND PARTICIPATION NOTES - 61.9%

Albania - 3.1%
Albanian Government Bond
4.21%, 1/15/2026	ALL	14,000	$146
5.00%, 2/24/2026	ALL	13,000	137
6.00%, 2/13/2028	ALL	9,500	103
5.25%, 1/26/2029	ALL	13,500	140
5.63%, 11/8/2030	ALL	19,000	193
Republic of Albania
5.90%, 6/9/2028(2)	EUR	975	1,079
			1,798
Angola - 1.6%
Republic of Angola
6.93%, 2/19/2027(2)		$124	120
8.25%, 5/9/2028(2)		550	528
9.13%, 11/26/2049(2)		350	296
			944
Armenia - 0.3%
Republic of Armenia
9.25%, 4/29/2028	AMD	70,000	174

Bahamas - 4.9%
Commonwealth of the Bahamas
6.00%, 11/21/2028(2)		1,305	1,171
9.00%, 6/16/2029(2)		420	410
6.95%, 11/20/2029(2)		232	206
8.95%, 10/15/2032(2)		1,100	1,063
			2,850
Benin - 3.2%
Benin Government Bond
4.88%, 1/19/2032(2)	EUR	1,880	1,704
6.88%, 1/19/2052(2)	EUR	185	163
			1,867
Cameroon - 2.6%
Republic of Cameroon
9.50%, 11/19/2025(2)		920	899
5.95%, 7/7/2032(2)	EUR	730	607
			1,506
Colombia - 1.1%
Republic of Colombia
8.00%, 11/14/2035		600	630

Dominican Republic - 0.0%^
Dominican Republic Government Bond
6.50%, 11/27/2026(2)	DOP	1,450	22

India - 1.8%
Republic of India
7.54%, 5/23/2036	INR	84,200	1,040

Indonesia - 6.9%
Republic of Indonesia
6.38%, 4/15/2032	IDR	4,100,000	254
7.50%, 8/15/2032	IDR	4,500,000	298
6.63%, 2/15/2034	IDR	17,000,000	1,061
8.25%, 5/15/2036	IDR	9,854,000	694
7.13%, 6/15/2042	IDR	18,400,000	1,182
7.13%, 6/15/2043	IDR	7,730,000	494
			3,983

	Principal Amount		Value
Iraq - 3.3%
Republic of Iraq
5.80%, 1/15/2028(2)		$ 1,988	$ 1,870

Ivory Coast - 2.8%
Republic of Cote d’Ivoire
5.25%, 3/22/2030(2)	EUR	595	596
6.88%, 10/17/2040(2)	EUR	1,070	997
			1,593
Jamaica - 0.5%
Jamaica Government Bond
9.63%, 11/3/2030	JMD	43,000	295

Kenya - 2.9%
Republic of Kenya
7.00%, 5/22/2027(2)		850	827
9.75%, 2/16/2031(2)		845	865
			1,692
Namibia - 0.7%
Republic of Namibia
5.25%, 10/29/2025(2)		375	370

Nigeria - 0.8%
Federal Republic of Nigeria
7.63%, 11/21/2025(3)		281	280
Nigeria Government Bond
7.63%, 11/21/2025(2)		200	199
			479
Pakistan - 1.1%
Islamic Republic of Pakistan
7.38%, 4/8/2031(2)		830	651

Papua New Guinea - 1.8%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(2)		1,075	1,012

Paraguay - 2.3%
Paraguay Treasury Bond Participation Note
9.03%, 2/15/2030(1)(4)(5)(9)		654	668
8.00%, 3/3/2036(1)(4)(5)(9)		211	211
Republic of Paraguay
7.90%, 2/9/2031(2)	PYG	3,100,000	434
			1,313
Peru - 5.6%
Bonos de la Tesoreria
7.30%, 8/12/2033(2)	PEN	2,200	594
5.40%, 8/12/2034	PEN	11,360	2,627
			3,221
Rwanda - 0.3%
Republic of Rwanda
5.50%, 8/9/2031(2)		225	182

Senegal - 0.4%
Republic of Senegal
6.25%, 7/30/2024(2)		200	198

6	Artisan Partners Funds

	Principal Amount		Value
Serbia - 6.0%
Republic of Serbia
7.00%, 10/26/2031	RSD	103,700	$1,015
4.50%, 8/20/2032	RSD	162,670	1,354
1.65%, 3/3/2033(2)	EUR	850	684
2.05%, 9/23/2036(2)	EUR	510	384
			3,437
South Africa - 1.6%
Republic of South Africa
8.25%, 3/31/2032	ZAR	20,800	916

Supranational - 0.9%
International Bank for Reconstruction & Development
6.50%, 4/17/2030	INR	45,000	527

Suriname - 3.9%
Suriname Government International Bond
4.95%, 7/15/2033(2)		$ 1,975	1,792
4.95%, 7/15/2033(3)		512	465
			2,257
Tajikistan - 1.5%
Republic of Tajikistan
7.13%, 9/14/2027(2)		940	858

Total sovereign government bonds and bond participation notes (Cost $34,973)			35,685

CORPORATE BONDS - 15.3%

Brazil - 2.1%
Ambipar Lux Sarl
9.88%, 2/6/2031(2)		562	563
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(2)		666	603
Unigel Luxembourg SA
8.75%, 10/1/2026(2)(10)		253	78
			1,244
Chile - 0.7%
ATP Tower Holdings LLC
4.05%, 4/27/2026(2)		420	398

Colombia - 2.2%
Aris Mining Corp.
6.88%, 8/9/2026(2)		477	430
EnfraGen Energia Sur SA
5.38%, 12/30/2030(2)		260	215
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(2)		460	430
9.50%, 10/15/2029(3)		228	213
			1,288
Czech Republic - 1.9%
Energo-Pro A/S
8.50%, 2/4/2027(2)		450	454
11.00%, 11/2/2028(2)		570	622
			1,076
Dominican Republic - 4.0%
Banco Central de la Republica Dominicana
13.00%, 12/5/2025(2)	DOP	72,270	1,254
13.00%, 1/30/2026(2)	DOP	59,280	1,037
			2,291
Georgia - 0.6%
Bank of Georgia JSC
(USD Swap Semi 5 Year + 8.72%), 11.13%, 6/28/2024(2)(6)(7)		355	356

	Principal Amount		Value
Mexico - 1.0%
Petroleos Mexicanos
6.95%, 1/28/2060		$840	$555

Moldova, Republic of - 0.5%
Aragvi Finance International DAC
8.45%, 4/29/2026(2)		360	280

Nigeria - 0.7%
SEPLAT Energy plc
7.75%, 4/1/2026(2)		410	398

Paraguay - 0.5%
Frigorifico Concepcion SA
7.70%, 7/21/2028(2)		310	271

Peru - 1.1%
Inkia Energy Ltd.
5.88%, 11/9/2027(2)		687	670
Total corporate bonds (Cost $8,712)			8,827

LOANS - 1.9%

Tanzania - 1.9%
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 10.70%, 3/6/2031 (Cost $1,100)(1)(4)(7)		1,100	1,118

SHORT-TERM INVESTMENTS - 13.9%

SOVEREIGN GOVERNMENT TREASURY BILLS - 12.0%
Arab Republic of Egypt
27.23%, 9/17/2024(8)	EGP	89,600	1,678
26.87%, 12/10/2024(8)	EGP	16,300	290
27.95%, 3/18/2025(8)	EGP	23,500	390
Banco Central del Uruguay
9.83%, 5/3/2024(8)	UYU	12,300	325
9.54%, 5/17/2024(8)	UYU	14,020	369
9.62%, 5/31/2024(8)	UYU	21,965	576
9.49%, 8/2/2024(8)	UYU	26,550	685
9.39%, 2/7/2025(8)	UYU	10,200	251
9.30%, 3/7/2025(8)	UYU	5,000	122
9.14%, 4/30/2025(8)	UYU	3,300	80
Federal Republic of Nigeria
22.09%, 2/6/2025(8)	NGN	392,349	253
23.05%, 3/6/2025(8)	NGN	1,160,000	732
25.74%, 3/27/2025(8)	NGN	650,000	397
Republic of Albania
4.19%, 11/28/2024(8)	ALL	9,100	93
4.36%, 1/30/2025(8)	ALL	12,000	121
4.40%, 2/13/2025(8)	ALL	27,800	280
Republic of Armenia
9.10%, 9/30/2024(8)	AMD	60,000	145
9.21%, 12/2/2024(8)	AMD	59,000	141
Total sovereign government treasury bill (Cost $6,649)			6,928
		Shares Held
INVESTMENT COMPANY - 1.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $1,087)		1,087	1,087

Total short-term investments (Cost $7,736)			8,015

Artisan Partners Funds	7

	Principal Amount	Value
Total investments - 93.0% (Cost $52,521)		$ 53,645

Other assets less liabilities - 7.0%		4,039

Total net assets - 100.0%#		$57,684

(1)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,997, or 3.5% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the value of these securities was $28,840 or 50.0% of net assets.

(3)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(5)Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Paraguay Treasury Bond Participation Note, 9.03%, 2/15/2030	08/17/2023 - 03/04/2024	$651	$668	1.2%
Paraguay Treasury Bond Participation Note, 8.00%, 3/3/2036	03/27/2024	211	211	0.4%

(6)Perpetual security. The rate reflected was the rate in effect on March 31, 2024. The maturity date reflects the next call date.

(7)Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2024 and changes periodically.

(8)Yield to maturity.

(9)Security is a bond participation note issued by Itau BBA International plc. As described in 2(h) in Notes to Financial Statements, bond participation notes are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(10)Defaulted security.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Staples	$551	1.0%
Energy	3,275	6.1
Financials	2,647	5.0
Sovereign Government Securities	36,803	68.6
Industrials	961	1.8
Materials	508	1.0
Utilities	885	1.6
Short-Term Investments	8,015	14.9
Total investments	$53,645	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
ALL	$1,213	2.3%
AMD	460	0.9
DOP	2,313	4.3
EGP	2,358	4.4
EUR	6,214	11.6
IDR	3,983	7.4
INR	1,567	2.9
JMD	295	0.5
NGN	1,382	2.6
PEN	3,221	6.0
PYG	434	0.8
RSD	2,369	4.4
USD	24,512	45.7
UYU	2,408	4.5
ZAR	916	1.7
Total investments	$53,645	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	251	BRL**	1,251	CGM	4/2/2024	$2
CZK	41,050	EUR	1,616	SCB	4/3/2024	7
EUR	1,623	CZK	41,050	SCB	4/3/2024	1
EUR	1,743	PLN	7,505	SCB	4/3/2024	1
HUF	1,472,324	EUR	3,730	SCB	4/3/2024	9
PLN	7,505	EUR	1,736	SCB	4/3/2024	5
PEN**	6,284	USD	1,686	CGM	4/5/2024	4
USD	456	CLP**	442,500	CGM	4/9/2024	5
UZS**	5,600,000	USD	441	ICBCSB	4/11/2024	1
UZS**	14,216,800	USD	1,110	JPM	4/11/2024	13
MXN	4,382	USD	260	JPM	4/12/2024	3
USD	998	ZAR	18,706	SCB	4/12/2024	11
RON	4,705	EUR	942	JPM	4/16/2024	5
RON	1,500	EUR	300	SCB	4/16/2024	1
AMD**	45,000	USD	111	ICBCSB	4/23/2024	3
KZT**	823,586	USD	1,800	ICBCSB	4/26/2024	27
RSD	154,500	EUR	1,314	SCB	4/26/2024	4
TRY	19,320	USD	577	SCB	4/29/2024	1
USD	561	INR**	46,610	CGM	4/30/2024	3
HUF	1,472,324	EUR	3,724	SCB	5/3/2024	3
KZT**	334,204	USD	729	ICBCSB	5/6/2024	11
KZT**	56,300	USD	124	SCB	5/6/2024	1
USD	1,383	IDR**	21,685,419	CGM	6/3/2024	19
KZT**	60,500	USD	133	ICBCSB	6/14/2024	— ^
USD	11,559	EUR	10,580	SCB	6/20/2024	108
USD	361	NGN**	330,000	SCB	7/8/2024	127
INR**	47,000	USD	562	CGM	7/9/2024	— ^
UZS**	200,000	USD	14	SCB	2/7/2025	— ^
Total unrealized appreciation						375
BRL**	500	USD	100	CGM	4/2/2024	(— )^
BRL**	751	USD	152	SCB	4/2/2024	(2)
EUR	3,736	HUF	1,472,324	SCB	4/3/2024	(2)
INR**	47,000	USD	566	CGM	4/4/2024	(3)
USD	564	INR**	47,000	CGM	4/4/2024	(— )^
PEN**	480	USD	130	CGM	4/5/2024	(1)
USD	1,781	PEN**	6,764	CGM	4/5/2024	(37)
CLP**	442,500	USD	462	CGM	4/9/2024	(11)
UZS**	2,900,000	USD	229	JPM	4/11/2024	(— )^
EUR	1,243	RON	6,205	SCB	4/16/2024	(5)
EUR	144	RSD	17,000	SCB	4/26/2024	(1)
INR**	102,889	USD	1,235	CGM	4/30/2024	(2)
BRL**	17,200	USD	3,429	CGM	5/3/2024	(10)
CZK	41,050	EUR	1,621	SCB	5/3/2024	(1)
PLN	7,505	EUR	1,740	SCB	5/6/2024	(1)
USD	1,685	PEN**	6,284	CGM	5/6/2024	(3)
THB	23,490	USD	663	SCB	5/7/2024	(18)
UZS**	17,767,859	USD	1,393	ICBCSB	5/14/2024	(6)
IDR**	1,300,000	USD	83	CGM	6/3/2024	(1)
EUR	1,589	USD	1,729	SCB	6/20/2024	(9)
IDR**	980,000	USD	62	CGM	6/21/2024	(1)
NGN**	330,000	USD	367	SCB	7/8/2024	(133)
Total unrealized depreciation						(247)
Net unrealized appreciation						$128

**Non-deliverable.

8	Artisan Partners Funds

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Short Positions Contracts
Euro-Bobl	(12)	6/6/2024	EUR	$(1,200)	$(1,531)	$(8)
Euro-Bund	(29)	6/6/2024	EUR	(2,900)	(4,173)	(49)
U.S. Treasury 2 Year Note	(30)	6/28/2024	USD	(6,000)	(6,135)	8
U.S. Treasury 5 Year Note	(52)	6/28/2024	USD	(5,200)	(5,565)	(16)
U.S. Treasury 10 Year Note	(48)	6/18/2024	USD	(4,800)	(5,318)	(31)
U.S. Treasury 10 Year Ultra Note	(7)	6/18/2024	USD	(700)	(802)	(8)
Net unrealized depreciation						$(104)

The Fund has recorded a liability of less than $1 as of March 31, 2024, related to the current day’s variation margin related to these contracts.

Centrally Cleared Credit Default Swaps -Sell Protection

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	6/20/2024	275	—^	—^	—^
Republic of Turki (The)	1.00	Quarterly	12/20/2028	1,170	(96)	9	(87)
Total Sell Protection					(96)	9	(87)

Centrally Cleared Interest Rate Swaps

Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
4 week TIIE monthly	9.52 monthly	Pay	9/14/2033	MXN 16,900	18	32	50
6 month PRIBOR semi-annually	3.95 annually	Pay	12/1/2030	CZK 31,850	9	(1)	8
1 day MIBOR semi-annually	6.42 semi-annually	Pay	3/27/2029	INR 57,000	—^	2	2
1 day CDI at termination	10.98 at termination	Pay	1/2/2026	BRL 27,640	47	(7)	40
Total positive values					74	26	100

4 week TIIE monthly	9.75 monthly	Pay	3/3/2026	MXN 134,000	(1)	(19)	(20)
1 day CDI at termination	9.87 at termination	Pay	1/4/2027	BRL 2,000	—	(3)	(3)
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 77,000	(4)	(11)	(15)
1 day CDI at termination	10.34 at termination	Pay	1/2/2029	BRL 2,100	—	(8)	(8)
Total negative values					(5)	(41)	(46)
Total					69	(15)	54

The Fund has recorded an asset of $213 as of March 31, 2024, related to the current day’s variation margin related to these contracts.

OTC Credit Default Swap - Sell Protection

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	CITI	6/20/2024	USD 260	—^	—^	—^
Total						—^	—^	—^

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Republic of Indonesia	Indonesia	6.9%
Republic of Serbia	Serbia	6.0
Bonos de la Tesoreria	Peru	5.6
Commonwealth of the Bahamas	Bahamas	4.9
Banco Central de la Republica Dominicana	Dominican Republic	4.0
Suriname Government International Bond	Suriname	3.9
Republic of Iraq	Iraq	3.3
Benin Government Bond	Benin	3.2
Republic of Kenya	Kenya	2.9
Republic of Cote d’Ivoire	Ivory Coast	2.8
Total		43.5%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	9

ARTISAN FLOATING RATE FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Principal amount, shares and dollar values in thousands

	Principal Amount	Value
BANK LOANS - 84.5%

Auto Components - 1.8%
WP NewCo LLC Term Loan
(SOFR + 4.50%), 10.09%, 5/11/2028(1)	$1,713	$1,370

Automobile Components - 0.1%
Wheel Pros, Inc. Term Loan
(SOFR + 8.88%), 14.46%, 5/11/2028(1)	67	72

Building Products - 0.5%
CP Atlas Buyer, Inc. Term Loan B
(SOFR + 3.75%), 9.18%, 11/23/2027(1)	405	400

Capital Markets - 3.5%
Edelman Financial Center LLC Second Lien Term Loan
(SOFR + 6.75%), 12.19%, 7/20/2026(1)	1,250	1,254
Edelman Financial Engines Center LLC First Lien Term Loan
(SOFR + 3.50%), 8.94%, 4/7/2028(1)	1,339	1,339
Osaic Holdings, Inc. Term Loan
(SOFR + 4.00%), TBD, 8/17/2028(1)	117	117
		2,710
Commercial Services - 1.8%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 10.68%, 12/21/2028(1)	568	531
Employbridge Holding Co. Term Loan B
(SOFR + 4.75%), 10.32%, 7/19/2028(1)	5	4
(SOFR + 4.75%), 10.34%. 7/19/2028(1)	1,008	836
		1,371
Commercial Services & Supplies - 5.2%
Neptune BidCo US, Inc. First Lien Term Loan B
(SOFR + 5.00%), 10.42%, 4/11/2029(1)	1,143	1,053
OMNIA Partners LLC Term Loan
(SOFR + 3.75%), 9.07%, 7/25/2030(1)	417	419
Ryan LLC Term Loan
(SOFR + 4.50%), 9.83%, 11/14/2030(1)	792	795
Verde Purchaser LLC Term Loan
(SOFR + 5.00%), 10.31%, 11/30/2030(1)	900	894
VT Topco, Inc. Term Loan B
(SOFR + 3.50%), 8.82%, 8/9/2030(1)	849	850
		4,011
Communications Equipment - 4.6%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.75%), 9.12%, 12/1/2027(1)	3,501	3,503
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 7.25%), 12.62%, 12/1/2028(1)	89	89
		3,592
Construction & Engineering - 0.8%
CD&R Hydra Buyer, Inc. Term Loan
(SOFR + 4.00%), 9.42%, 3/25/2031(1)	600	601

Containers & Packaging - 1.2%
Iris Holding, Inc. First Lien Term Loan
(SOFR + 4.75%), 10.16%, 6/28/2028(1)	970	926

Diversified Consumer Services - 2.7%
KUEHG Corp. Term Loan
(SOFR + 5.00%), 10.35%, 6/12/2030(1)	1,498	1,500
Wand Newco 3, Inc. First Lien Term Loan
(SOFR + 3.75%), 9.08%, 1/30/2031(1)	613	614
		2,114

	Principal Amount	Value
Diversified Telecommunication Services - 0.5%
Zayo Group Holdings, Inc. Term Loan
(SOFR + 3.00%), 8.44%, 3/9/2027(1)	$ 433	$ 379

Electrical Equipment - 0.9%
Indicator LLC First Lien Term Loan
(SOFR + 4.00%), 9.30%, 11/22/2029(1)	699	703

Entertainment - 1.3%
J&J Ventures Gaming LLC Term Loan
(SOFR + 4.25%), 9.69%, 4/26/2028(1)	1,000	989

Financial Services - 2.4%
CNT Holdings I Corp. First Lien Term Loan
(SOFR + 3.50%), 8.82%, 11/8/2027(1)	998	999
Kestra Advisor Services Holdings A, Inc. Term Loan
(SOFR + 4.00%), 9.30%, 3/19/2031(1)	187	187
Trans Union LLC Term Loan B5
(SOFR + 1.75%), 7.18%, 11/16/2026(1)	733	732
		1,918
Financials - 1.4%
GoodRx, Inc. First Lien Term Loan
(SOFR + 2.75%), 8.18%, 10/10/2025(1)	1,058	1,056

Food - 0.6%
Chefs’ Warehouse, Inc. Term Loan
(SOFR + 4.00%), 9.33%, 8/23/2029(1)	493	493

Food Products - 3.7%
B&G Foods, Inc. Term Loan B4
(SOFR + 2.50%), 7.83%, 10/10/2026(1)	1,036	1,034
Fiesta Purchaser, Inc. Term Loan
(SOFR + 4.00%), 9.33%, 2/12/2031(1)	1,000	1,001
H-Food Holdings LLC Term Loan
(SOFR + 3.69%), 9.29%, 5/23/2025(1)	482	349
H-Food Holdings LLC Term Loan B2
(SOFR + 4.00%), 9.60%, 5/23/2025(1)	297	215
H-Food Holdings LLC Term Loan B3
(SOFR + 5.00%), 10.60%, 5/23/2025(1)	355	257
		2,856
Food Service - 1.7%
TKC Holdings, Inc. Term Loan
(SOFR + 5.50%), 10.94%, 5/15/2028(1)	1,185	1,170
TKC Midco 1 LLC Term Loan
12.00% Cash, 13.50% PIK, 2/15/2027	227	146
		1,316
Health Care Equipment & Supplies - 1.5%
Medline Borrower LP Term Loan
(SOFR + 2.75%), 8.08%, 10/23/2028(1)	1,129	1,131

Health Care Providers & Services - 2.0%
Surgery Center Holdings, Inc. Term Loan
(SOFR + 3.50%), 8.83%, 12/19/2030(1)	1,567	1,573

Hotels, Restaurants & Leisure - 3.5%
BCPE Grill Parent, Inc. Term Loan
(SOFR + 4.75%), 10.08%, 9/30/2030(1)	1,652	1,637
Motion Acquisition Ltd. Term Loan
(SOFR + 3.50%), 9.07%, 11/12/2029(1)	1,111	1,108
		2,745

10	Artisan Partners Funds

	Principal Amount	Value
Household Durables - 0.8%
TGP Holdings III LLC First Lien Term Loan
(SOFR + 3.25%), 8.68%, 6/29/2028(1)	$637	$602

Insurance - 18.5%
Acrisure LLC First Lien Term Loan
(SOFR + 4.25%), 9.69%, 2/15/2027(1)	230	230
AmWINS Group, Inc. Term Loan
(SOFR + 2.25%), 7.69%, 2/19/2028(1)	1,108	1,108
Amynta Agency Borrower, Inc. First Lien Term Loan
(SOFR + 4.25%), 9.55%, 2/28/2028(1)	1,489	1,493
AssuredPartners, Inc. Term Loan
(SOFR + 3.50%), 8.83%, 2/12/2027(1)	757	758
(SOFR + 3.75%), 9.08%, 2/12/2027(1)	1,244	1,245
Baldwin Risk Partners LLC Term Loan B1
(SOFR + 3.50%), 8.94%, 10/14/2027(1)	1,460	1,457
BroadStreet Partners, Inc. Term Loan
(SOFR + 3.00%), 8.44%, 1/27/2027(1)	1,122	1,125
Cross Financial Corp. Term Loan B2
(SOFR + 3.50%), 8.83%, 9/15/2027(1)	1,000	999
Hub International Ltd. Term Loan
(SOFR + 3.25%), 8.57%, 6/20/2030(1)	1,121	1,121
IMA Financial Group, Inc. Term Loan
(SOFR + 3.75%), 9.19%, 11/1/2028(1)	1,078	1,079
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.80%, 3/15/2030(1)	1,000	999
NFP Corp. Term Loan
(SOFR + 3.25%), 8.69%, 2/16/2027(1)	753	753
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), TBD, 3/8/2032(1)	678	681
USI, Inc. Term Loan
(SOFR + 3.00%), 8.30%, 11/22/2029(1)	1,174	1,173
		14,221
Investment Companies - 4.4%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.75%), 9.18%, 11/9/2026(1)	2,036	2,029
(SOFR + 4.50%), 9.83%, 12/13/2028(1)	126	125
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 11.68%, 11/5/2029(1)	1,211	1,201
		3,355
IT Services - 2.3%
Arches Buyer, Inc. Term Loan
(SOFR + 3.25%), 8.68%, 12/6/2027(1)	786	761
StubHub Holdco Sub LLC Term Loan B
(SOFR + 4.75%), 10.08%, 3/15/2030(1)	1,000	1,000
		1,761
Life Sciences Tools & Services - 0.2%
Fortrea Holdings, Inc. Term Loan B
(SOFR + 3.75%), 9.08%, 7/1/2030(1)	142	142

Media - 1.3%
Virgin Media Bristol LLC Term Loan
(SOFR + 2.50%), 7.94%, 1/31/2028(1)	1,000	984

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Forest City Enterprises LP Term Loan
(SOFR + 3.50%), 8.94%, 12/8/2025(1)	407	388

Retail - Consumer Staples - 0.1%
Arthur US Finco, Inc. Term Loan
(SOFR + 5.25%), 10.56%, 12/14/2029(1)	63	61

	Principal Amount	Value
Software - 10.8%
Applied Systems, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.81%, 2/24/2031(1)	$ 1,341	$ 1,348
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 5.25%), 10.56%, 2/23/2032(1)	471	487
Central Parent LLC First Lien Term Loan
(SOFR + 4.00%), 9.31%, 7/6/2029(1)	496	498
CommerceHub, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.48%, 12/29/2027(1)	703	679
CommerceHub, Inc. Second Lien Term Loan
(SOFR + 7.00%), 12.48%, 12/29/2028(1)	60	50
Epicor Software Corp. Term Loan C
(SOFR + 3.25%), 8.69%, 7/30/2027(1)	1,036	1,039
Matrix Parent, Inc. First Lien Term Loan
(SOFR + 5.00%), 10.46%, 3/1/2029(1)	931	632
Orchid Merger Sub II LLC Term Loan
(SOFR + 4.75%), 10.23%, 7/27/2027(1)	763	458
SS&C Technologies Holdings, Inc. Term Loan B3
(SOFR + 1.75%), 7.19%, 4/16/2025(1)	367	367
SS&C Technologies Holdings, Inc. Term Loan B4
(SOFR + 1.75%), 7.19%, 4/16/2025(1)	347	347
UKG, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.81%, 2/10/2031(1)	1,819	1,828
UKG, Inc. Second Lien Term Loan
(SOFR + 5.25%), 10.68%, 5/3/2027(1)	645	650
		8,383
Specialty Retail - 1.3%
Evergreen Acqco 1 LP Term Loan
(SOFR + 3.75%), 9.36%, 4/26/2028(1)	1,000	1,002

Technology Hardware, Storage & Peripherals - 1.2%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.59%, 12/1/2027(1)	875	813
(SOFR + 4.25%), 9.84%, 12/1/2027(1)	44	41
		854
Transportation - 1.4%
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 5.50%), 11.07%, 8/4/2025(1)	183	128
(SOFR + 5.50%), 11.10%, 8/4/2025(1)	1,037	728
SIRVA Worldwide, Inc. Term Loan
(SOFR + 8.00%), 13.44%, 3/6/2026(1)(2)(3)	123	110
SIRVA Worldwide, Inc., delayed-draw
(SOFR + 5.50%), TBD, 3/6/2026(1)(2)(3)	127	127
		1,093
Total bank loans (Cost $65,970)		65,172

CORPORATE BONDS - 5.3%

Banks - 0.8%
Goldman Sachs Capital II
(SOFR + 1.03%), 6.37%, 4/29/2024(1)(4)	720	604

Electrical Equipment - 1.3%
Regal Rexnord Corp.
6.30%, 2/15/2030(5)	946	969

Food Products - 0.0%^
H-Food Holdings LLC
8.50%, 6/1/2026(5)	5	—^

Hotels, Restaurants & Leisure - 1.1%
Carnival Corp.
4.00%, 8/1/2028(5)	648	604
TKC Holdings, Inc.
6.88%, 5/15/2028(5)	274	260
		864

Artisan Partners Funds	11

	Principal Amount	Value
Insurance - 1.2%
Acrisure LLC
4.25%, 2/15/2029(5)	$ 267	$ 241
Alliant Holdings Intermediate LLC
7.00%, 1/15/2031(5)	53	54
Ardonagh Finco Ltd.
7.75%, 2/15/2031(5)(6)	675	672
		967
IT Services - 0.8%
Arches Buyer, Inc.
4.25%, 6/1/2028(5)	684	602

Specialty Retail - 0.1%
Evergreen Acqco 1 LP
9.75%, 4/26/2028(5)	102	110

Total corporate bonds (Cost $4,175)		4,116
	No. of Warrants‡
WARRANTS - 0.0%

Financial Services - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price $10*(2)(3)(7) (Cost $—)	1	—

	Shares Held

SHORT-TERM INVESTMENT - 20.2%

INVESTMENT COMPANY - 20.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $15,572)	15,572	15,572

Total investments - 110.0% (Cost $85,717)		84,860

Other assets less liabilities - (10.0%)		(7,711)

Total net assets - 100.0%#		$77,149

(1)Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024.

(2)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(3)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $237, or 0.3% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(4)Perpetual security. The rate reflected was the rate in effect on March 31, 2024. The maturity date reflects the next call date.

(5)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ardonagh Finco Ltd., 7.75%, 2/15/2031	United Kingdom	USD

(7)Defaulted security.

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $83 or 0.1% of the total net assets as of March 31, 2024, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized Appreciation
Ryan LLC Term Loan, delayed-draw	$83	$83	$—^

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$2,352	2.8%
Consumer Discretionary	7,510	8.8
Consumer Staples	4,726	5.5
Financials	24,164	28.5
Health Care	3,902	4.6
Industrials	10,518	12.4
Information Technology	15,190	17.9
Materials	926	1.1
Short-Term Investment	15,572	18.4
Total investments	$84,860	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Delta Topco, Inc.	United States	4.7%
Nexus Buyer LLC	United States	4.3
UKG, Inc.	United States	3.2
AssuredPartners, Inc.	United States	2.6
Applied Systems, Inc.	United States	2.4
BCPE Grill Parent, Inc.	United States	2.1
Surgery Center Holdings, Inc.	United States	2.0
KUEHG Corp.	United States	1.9
Amynta Agency Borrower, Inc.	United States	1.9
Baldwin Risk Partners LLC	United States	1.9
Total		27.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

12	Artisan Partners Funds

ARTISAN FOCUS FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.4%

Aerospace & Defense - 8.5%
Safran SA(1)	159	$36,140
TransDigm Group, Inc.	40	49,326
		85,466
Broadline Retail - 4.5%
Amazon.com, Inc.*	251	45,236

Building Products - 1.0%
Trane Technologies plc	33	9,935

Capital Markets - 3.6%
S&P Global, Inc.	85	36,013

Construction Materials - 4.3%
CRH plc	495	42,674

Electrical Equipment - 0.0%^
GE Vernova LLC*	—^	—^

Entertainment - 2.1%
Spotify Technology SA*	81	21,453

Financial Services - 7.0%
Fidelity National Information Services, Inc.	291	21,585
Visa, Inc., Class A(2)	174	48,507
		70,092
Ground Transportation - 5.0%
Canadian Pacific Kansas City Ltd.(1)	574	50,569

Health Care Equipment & Supplies - 1.3%
Intuitive Surgical, Inc.*	33	13,317

Hotels, Restaurants & Leisure - 2.9%
DraftKings, Inc., Class A*	645	29,303

Industrial Conglomerates - 6.8%
General Electric Co.*	461	67,871

Insurance - 3.8%
Allstate Corp. (The)	88	15,241
Arch Capital Group Ltd.*	88	8,179
Progressive Corp. (The)	73	15,046
		38,466
Life Sciences Tools & Services - 11.0%
Agilent Technologies, Inc.	128	18,643
Avantor, Inc.*	840	21,490
Bio-Techne Corp.	131	9,246
Danaher Corp.	138	34,480
Lonza Group AG(1)	17	10,342
Mettler-Toledo International, Inc.*	13	16,736
		110,937
Machinery - 2.3%
Atmus Filtration Technologies, Inc.*	717	23,133

Personal Care Products - 1.0%
Estee Lauder Cos., Inc. (The), Class A	67	10,364

	Shares Held	Value
Pharmaceuticals - 1.5%
Eli Lilly & Co.	20	$ 15,278

Semiconductors & Semiconductor Equipment - 15.2%
Advanced Micro Devices, Inc.*	55	10,007
ASML Holding NV(1)	34	32,520
Micron Technology, Inc.	94	11,023
NVIDIA Corp.(2)	67	60,496
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(1)	284	38,632
		152,678
Software - 9.9%
Microsoft Corp.(2)	235	98,970

Technology Hardware, Storage & Peripherals - 2.1%
Western Digital Corp.*	310	21,137

Trading Companies & Distributors - 3.6%
Core & Main, Inc., Class A*	625	35,805
Total common stocks (Cost $788,398)		978,697
	No. of Contracts‡
OPTIONS PURCHASED - 1.2%

Call Options - 0.9%
Consumer Staples Distribution & Retail - 0.6%
Maplebear, Inc.
7/19/2024 at USD 37.00; Notional Amount: USD 45,561	12,218	5,803

Semiconductors & Semiconductor Equipment - 0.3%
Marvell Technology, Inc.
5/17/2024 at USD 70.00; Notional Amount: USD 43,953	6,201	3,302
Total Call Options		9,105

Put Options - 0.3%

Hotels, Restaurants & Leisure - 0.0%^
DraftKings, Inc.
4/19/2024 at USD 43.00; Notional Amount: USD 15,535	3,421	292

Life Sciences Tools & Services - 0.1%
Danaher Corp.
5/17/2024 at USD 240.00; Notional Amount: USD 32,539	1,303	567

Semiconductors & Semiconductor Equipment - 0.2%
NVIDIA Corp.
4/19/2024 at USD 900.00; Notional Amount: USD 56,382	624	2,186
Total Put Options		3,045
Total Options Purchased (Cost $11,728)		12,150
	Shares Held

SHORT-TERM INVESTMENT - 2.9%

INVESTMENT COMPANY - 2.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $29,463)	29,463	$29,463

Artisan Partners Funds	13

	Shares Held	Value
Total investments - 101.5% (Cost $829,589)		$1,020,310

Written Option Contracts - (0.1)% (Premiums received $(593))		(632)

Other assets less liabilities - (1.4%)		(14,222)

Total net assets - 100.0%#		$1,005,456

(1)The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
ASML Holding NV	Netherlands	EUR
Canadian Pacific Kansas City Ltd.	Canada	USD
Lonza Group AG	Switzerland	CHF
Safran SA	France	EUR
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	USD

(2)At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for written options.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$21,453	2.1%
Consumer Discretionary	97,964	9.6
Consumer Staples	16,166	1.6
Financials	144,571	14.2
Health Care	140,099	13.7
Industrials	249,646	24.4
Information Technology	278,274	27.3
Materials	42,674	4.2
Short-Term Investment	29,463	2.9
Total investments	$1,020,310	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CHF	$10,342	1.0%
EUR	68,660	6.7
USD	941,308	92.3
Total investments	$1,020,310	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	67,395	EUR	61,894	JPM	4/18/2024	$579
USD	39,961	CAD	53,671	JPM	4/25/2024	325
USD	18,572	CHF	16,255	JPM	4/25/2024	501
Total unrealized appreciation						1,405
EUR	14,707	USD	16,002	JPM	4/18/2024	(126)
USD	14,264	EUR	13,253	JPM	4/18/2024	(43)
CHF	7,708	USD	8,764	JPM	4/25/2024	(195)
USD	8,638	CAD	11,728	JPM	4/25/2024	(23)
Total unrealized depreciation						(387)
Net unrealized appreciation						$1,018

WRITTEN OPTION CONTRACTS

Dollar values in thousands except exercise price

Call Options
Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums Received by Fund	Market Value	Unrealized (Depreciation)
1,303	Danaher Corp.	$270.00	$32,539	05/17/24	$(268)	$(293)	$(25)
3,421	DraftKings, Inc.	48.00	15,535	04/19/24	(325)	(339)	(14)
Total written option contracts					$(593)	$(632)	$(39)

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Microsoft Corp.	United States	9.9%
General Electric Co.	United States	6.8
NVIDIA Corp.	United States	6.2
Canadian Pacific Kansas City Ltd.	Canada	5.0
TransDigm Group, Inc.	United States	4.9
Visa, Inc.	United States	4.8
Amazon.com, Inc.	United States	4.5
CRH plc	United States	4.3
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.8
Safran SA	France	3.6
Total		53.8%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

14	Artisan Partners Funds

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.3%

Brazil - 1.1%
NU Holdings Ltd., Class A*	214	$2,552

Canada - 0.8%
CAE, Inc.*	89	1,842

China - 0.6%
Silergy Corp.	146	1,496

Denmark - 2.8%
Ascendis Pharma A/S, ADR*	35	5,351
Vestas Wind Systems A/S*(1)	54	1,502
		6,853
Germany - 7.4%
adidas AG	24	5,402
Gerresheimer AG	52	5,826
Nemetschek SE	27	2,713
Sartorius AG (Preference)*	10	3,783
		17,724
Hong Kong - 2.5%
Techtronic Industries Co. Ltd.	448	6,072

Italy - 0.8%
Brunello Cucinelli SpA	16	1,866

Japan - 1.0%
Obic Co. Ltd.	16	2,467

Netherlands - 3.8%
Argenx SE, ADR*	17	6,540
Redcare Pharmacy NV*(2)	16	2,551
		9,091
Singapore - 0.5%
Sea Ltd., ADR*	21	1,126

Sweden - 0.8%
MIPS AB	59	1,937

Switzerland - 1.2%
Galderma Group AG*	18	1,243
On Holding AG, Class A*	49	1,742
		2,985
United Kingdom - 9.4%
Babcock International Group plc	458	3,009
London Stock Exchange Group plc	55	6,579
Melrose Industries plc	974	8,272
Smiths Group plc	234	4,849
		22,709
United States - 62.6%
Advanced Micro Devices, Inc.*	22	3,897
Arista Networks, Inc.*	12	3,497
Atlassian Corp., Class A*	22	4,237
Bentley Systems, Inc., Class B	88	4,571
Boston Scientific Corp.*	61	4,146
Cava Group, Inc.*	16	1,112
Celsius Holdings, Inc.*	41	3,390
Clearwater Analytics Holdings, Inc., Class A*	205	3,627
Dayforce, Inc.*	54	3,554

	Shares Held	Value
United States (CONTINUED)
Equifax, Inc.	11	$ 2,945
Flex Ltd.*	97	2,765
GoDaddy, Inc., Class A*	10	1,193
Guidewire Software, Inc.*	43	5,066
Hubbell, Inc., Class B	8	3,199
HubSpot, Inc.*	6	3,550
Ingersoll Rand, Inc.	46	4,340
iRhythm Technologies, Inc.*	38	4,396
Lattice Semiconductor Corp.*	80	6,275
Live Nation Entertainment, Inc.*	28	2,996
MACOM Technology Solutions Holdings, Inc.*	66	6,338
MarketAxess Holdings, Inc.	5	1,193
Monday.com Ltd.*	8	1,697
Monolithic Power Systems, Inc.	5	3,447
ON Semiconductor Corp.*	53	3,909
Pool Corp.	6	2,453
Quanta Services, Inc.	15	3,964
ROBLOX Corp., Class A*	60	2,310
Saia, Inc.*	10	5,606
Shockwave Medical, Inc.*	13	4,392
Spotify Technology SA*	21	5,624
Tradeweb Markets, Inc., Class A	48	4,962
Trex Co., Inc.*	44	4,364
Twist Bioscience Corp.*	66	2,252
Tyler Technologies, Inc.*	18	7,778
Veeva Systems, Inc., Class A*	29	6,805
Vertiv Holdings Co., Class A	19	1,543
West Pharmaceutical Services, Inc.	14	5,459
Westinghouse Air Brake Technologies Corp.	13	1,855
Wingstop, Inc.	6	2,096
Workiva, Inc., Class A*	42	3,545
		150,348
Total common stocks (Cost $155,815)		229,068

SHORT-TERM INVESTMENT - 3.8%

INVESTMENT COMPANY - 3.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $9,046)	9,046	9,046

Total investments - 99.1% (Cost $164,861)		238,114

Other assets less liabilities - 0.9%		2,070

Total net assets - 100.0%#		$240,184

(1)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,502, or 0.6% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the value of these securities was $2,551 or 1.1% of net assets.

Artisan Partners Funds	15

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$12,056	5.1%
Consumer Discretionary	16,608	7.0
Consumer Staples	5,941	2.5
Financials	15,286	6.3
Health Care	50,193	21.1
Industrials	56,916	23.9
Information Technology	72,068	30.3
Short-Term Investment	9,046	3.8
Total investments	$238,114	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$1,842	0.8%
CHF	1,243	0.5
DKK	1,502	0.6
EUR	22,141	9.4
GBP	22,709	9.5
HKD	6,072	2.6
JPY	2,467	1.0
SEK	1,937	0.8
TWD	1,496	0.6
USD	176,705	74.2
Total investments	$238,114	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Melrose Industries plc	United Kingdom	3.4%
Tyler Technologies, Inc.	United States	3.2
Veeva Systems, Inc.	United States	2.8
London Stock Exchange Group plc	United Kingdom	2.7
Argenx SE	Netherlands	2.7
MACOM Technology Solutions Holdings, Inc.	United States	2.6
Lattice Semiconductor Corp.	United States	2.6
Techtronic Industries Co. Ltd.	Hong Kong	2.5
Gerresheimer AG	Germany	2.4
Spotify Technology SA	United States	2.3
Total		27.2%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

16	Artisan Partners Funds

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.7%

Belgium - 3.1%
D’ieteren Group	16	$3,652
UCB SA	16	2,014
		5,666
Chile - 0.8%
Holding Bursatil Regional SA*	337	1,558

Denmark - 6.8%
NKT A/S*(1)	35	2,877
Novo Nordisk A/S, ADR	2	315
Novo Nordisk A/S, Class B(1)	69	8,832
Novonesis (Novozymes) B, Class B(1)	4	260
		12,284
France - 2.9%
Air Liquide SA	8	1,766
AXA SA	70	2,612
Dassault Aviation SA	4	857
		5,235
Germany - 5.3%
Deutsche Bank AG	144	2,271
TUI AG (FRA)*	581	4,790
TUI AG (LSE)*	317	2,609
		9,670
Indonesia - 0.7%
Mitra Adiperkasa Tbk. PT	10,717	1,230

Ireland - 2.5%
AerCap Holdings NV*	52	4,551

Italy - 7.2%
BFF Bank SpA(2)	696	9,309
Mediobanca Banca di Credito Finanziario SpA	105	1,568
UniCredit SpA	26	1,004
Wizz Air Holdings plc*(2)	47	1,282
		13,163
Japan - 7.5%
Mitsui Fudosan Co. Ltd.	110	1,197
Monex Group, Inc.	247	1,446
Nippon Sanso Holdings Corp.	103	3,221
Otsuka Holdings Co. Ltd.	55	2,272
Resona Holdings, Inc.	399	2,507
Takeuchi Manufacturing Co. Ltd.	21	828
Tokyu Corp.	134	1,629
Tokyu Fudosan Holdings Corp.	56	460
		13,560
Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR*(1)(3)(4)	136	—
Sberbank of Russia PJSC(1)(3)(4)	1,137	—
		—
South Korea - 2.1%
Hanwha Aerospace Co. Ltd.	8	1,279
LIG Nex1 Co. Ltd.	19	2,526
		3,805

	Shares Held		Value
Switzerland - 8.2%
Galderma Group AG*	5		$371
Medacta Group SA(2)	6		754
Temenos AG	66		4,737
UBS Group AG	293		9,028
			14,890
United Kingdom - 6.2%
BAE Systems plc	347		5,917
Domino’s Pizza Group plc	552		2,403
JET2 plc	50		919
Melrose Industries plc	127		1,078
On the Beach Group plc*(2)	245		510
SigmaRoc plc*	537		461
			11,288
United States - 45.4%
Alphabet, Inc., Class C*	29		4,444
Amazon.com, Inc.*	53		9,572
CNH Industrial NV	131		1,696
Coca-Cola Co. (The)	26		1,592
CoStar Group, Inc.*	33		3,158
Estee Lauder Cos., Inc. (The), Class A	13		1,940
Ferguson plc	19		4,205
GE Vernova LLC*	0	^	1
General Electric Co.*	42		6,157
Halozyme Therapeutics, Inc.*	141		5,729
Linde plc	4		1,750
Lowe’s Cos., Inc.	9		2,397
Marvell Technology, Inc.	55		3,873
McDonald’s Corp.	8		2,267
Meta Platforms, Inc., Class A	20		9,783
Microsoft Corp.	13		5,504
Natera, Inc.*	64		5,868
Netflix, Inc.*	5		2,812
Salesforce, Inc.	10		3,010
Stryker Corp.	7		2,583
Visa, Inc., Class A	15		4,103
			82,444
Total common stocks (Cost $144,470)			179,344

SHORT-TERM INVESTMENT - 1.0%

INVESTMENT COMPANY - 1.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $1,879)	1,879		1,879

Total investments - 99.7% (Cost $146,349)			181,223

Other assets less liabilities - 0.3%			535

Total net assets - 100.0%#			$181,758

(1)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $11,969, or 6.6% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the value of these securities was $11,855 or 6.5% of net assets.

(3)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Artisan Partners Funds	17

(4)Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	11/09/2020 - 01/14/2022	$4,291	$—	0.0%
Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	4,750	—	0.0%

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$17,039	9.5%
Consumer Discretionary	29,430	16.2
Consumer Staples	3,532	1.9
Financials	35,406	19.5
Health Care	28,738	15.9
Industrials	35,802	19.8
Information Technology	17,124	9.4
Materials	7,458	4.1
Real Estate	4,815	2.7
Short-Term Investment	1,879	1.0
Total investments	$181,223	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CHF	$14,890	8.2%
CLP	1,558	0.9
DKK	11,969	6.6
EUR	29,843	16.5
GBP	15,179	8.4
IDR	1,230	0.7
JPY	13,560	7.5
KRW	3,805	2.1
RUB	—	0.0
USD	89,189	49.1
Total investments	$181,223	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Meta Platforms, Inc.	United States	5.4%
Amazon.com, Inc.	United States	5.3
BFF Bank SpA	Italy	5.1
Novo Nordisk A/S	Denmark	5.0
UBS Group AG	Switzerland	5.0
General Electric Co.	United States	3.4
BAE Systems plc	United Kingdom	3.3
Natera, Inc.	United States	3.2
Halozyme Therapeutics, Inc.	United States	3.2
Microsoft Corp.	United States	3.0
Total		41.9%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

18	Artisan Partners Funds

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.7%

Brazil - 1.5%
NU Holdings Ltd., Class A*	3,465	$41,341

Canada - 1.3%
Shopify, Inc., Class A*	450	34,718

China - 1.3%
Tencent Holdings Ltd.	885	34,339

Denmark - 6.8%
Novo Nordisk A/S, Class B(1)	1,154	147,791
Vestas Wind Systems A/S*(1)	1,197	33,260
		181,051
Germany - 1.8%
adidas AG	213	47,556

Hong Kong - 3.6%
Techtronic Industries Co. Ltd.	7,098	96,222

Japan - 3.7%
Hoya Corp.	336	41,583
Keyence Corp.	124	57,100
		98,683
Netherlands - 1.9%
Argenx SE, ADR*	131	51,647

Sweden - 1.6%
Hexagon AB, Class B	3,517	41,634

Switzerland - 4.5%
Cie Financiere Richemont SA	139	21,223
Lonza Group AG	107	64,054
UBS Group AG	1,115	34,303
		119,580
Taiwan - 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	605	82,282

United Kingdom - 5.6%
AstraZeneca plc	368	49,640
London Stock Exchange Group plc	663	79,441
RELX plc	451	19,506
		148,587
United States - 60.0%
Advanced Micro Devices, Inc.*	718	129,633
Airbnb, Inc., Class A*	174	28,725
Alphabet, Inc., Class A*	458	69,171
Amazon.com, Inc.*	457	82,408
Arista Networks, Inc.*	138	40,032
Atlassian Corp., Class A*	378	73,668
Boston Scientific Corp.*	1,813	124,176
Chipotle Mexican Grill, Inc., Class A*	31	89,915
CoStar Group, Inc.*	418	40,339
Danaher Corp.	206	51,459
Dexcom, Inc.*	322	44,616
Eaton Corp. plc	119	37,226
Ecolab, Inc.	119	27,422
Ingersoll Rand, Inc.	588	55,807
Intuit, Inc.	142	92,620

	Shares Held	Value
United States (CONTINUED)
Linde plc	130	$60,360
Microsoft Corp.	193	81,356
Netflix, Inc.*	161	98,069
NextEra Energy, Inc.	221	14,095
ON Semiconductor Corp.*	467	34,345
Quanta Services, Inc.	177	45,946
S&P Global, Inc.	100	42,390
Veeva Systems, Inc., Class A*	354	82,001
Vertex Pharmaceuticals, Inc.*	68	28,224
West Pharmaceutical Services, Inc.	96	37,887
Workday, Inc., Class A*	176	47,998
Xylem, Inc.	299	38,703
		1,598,591
Total common stocks (Cost $1,597,050)		2,576,231

SHORT-TERM INVESTMENT - 2.8%

INVESTMENT COMPANY - 2.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $73,709)	73,709	73,709

Total investments - 99.5% (Cost $1,670,759)		2,649,940

Other assets less liabilities - 0.5%		14,051

Total net assets - 100.0%#		$2,663,991

(1)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $181,051, or 6.8% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$201,579	7.6%
Consumer Discretionary	269,827	10.2
Financials	197,475	7.5
Health Care	723,078	27.3
Industrials	326,670	12.3
Information Technology	715,386	27.0
Materials	87,782	3.3
Real Estate	40,339	1.5
Utilities	14,095	0.5
Short-Term Investment	73,709	2.8
Total investments	$2,649,940	100.0%

Artisan Partners Funds	19

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CHF	$119,580	4.5%
DKK	181,051	6.9
EUR	47,556	1.8
GBP	148,587	5.6
HKD	130,561	4.9
JPY	98,683	3.7
SEK	41,634	1.6
USD	1,882,288	71.0
Total investments	$2,649,940	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Novo Nordisk A/S	Denmark	5.5%
Advanced Micro Devices, Inc.	United States	4.9
Boston Scientific Corp.	United States	4.7
Netflix, Inc.	United States	3.7
Techtronic Industries Co. Ltd.	Hong Kong	3.6
Intuit, Inc.	United States	3.5
Chipotle Mexican Grill, Inc.	United States	3.4
Amazon.com, Inc.	United States	3.1
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	3.1
Veeva Systems, Inc.	United States	3.1
Total		38.6%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

20	Artisan Partners Funds

ARTISAN GLOBAL UNCONSTRAINED FUND

Consolidated Schedule of Investments — March 31, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount		Value
SOVEREIGN GOVERNMENT BONDS AND BOND PARTICIPATION NOTES - 57.1%

Albania - 2.7%
Albanian Government Bond
4.21%, 1/15/2026	ALL	23,100	$240
5.00%, 2/24/2026	ALL	16,200	171
6.00%, 2/13/2028	ALL	12,500	136
5.25%, 1/26/2029	ALL	21,500	224
5.63%, 11/8/2030	ALL	26,000	264
Republic of Albania
5.90%, 6/9/2028(2)	EUR	905	1,001
			2,036
Angola - 1.1%
Republic of Angola
6.93%, 2/19/2027(2)		$69	66
8.25%, 5/9/2028(2)		490	471
9.13%, 11/26/2049(2)		370	313
			850
Armenia - 0.2%
Republic of Armenia
9.25%, 4/29/2028	AMD	75,000	187

Bahamas - 5.0%
Commonwealth of the Bahamas
6.00%, 11/21/2028(2)		2,225	1,996
9.00%, 6/16/2029(2)		550	537
6.95%, 11/20/2029(2)		302	268
8.95%, 10/15/2032(2)		1,000	967
			3,768
Benin - 1.9%
Benin Government Bond
4.88%, 1/19/2032(2)	EUR	1,560	1,414

Cameroon - 2.3%
Republic of Cameroon
9.50%, 11/19/2025(2)		1,167	1,140
5.95%, 7/7/2032(2)	EUR	720	599
			1,739
Colombia - 1.0%
Republic of Colombia
8.00%, 11/14/2035		731	767

Dominican Republic - 0.0%^
Dominican Republic Government Bond
6.50%, 11/27/2026(2)	DOP	1,230	19

Iceland - 4.7%
Republic of Iceland
2.50%, 4/15/2024	ISK	172,487	1,229
8.00%, 6/12/2025	ISK	82,000	582
6.75%, 10/15/2026	ISK	251,600	1,754
			3,565
India - 1.4%
Republic of India
7.54%, 5/23/2036	INR	88,000	1,086

	Principal Amount		Value
Indonesia - 3.3%
Republic of Indonesia
6.88%, 4/15/2029	IDR	15,900,000	$1,012
7.50%, 8/15/2032	IDR	6,200,000	411
7.13%, 6/15/2042	IDR	17,250,000	1,109
			2,532
Iraq - 2.8%
Republic of Iraq
5.80%, 1/15/2028(2)		2,236	2,104

Ivory Coast - 1.4%
Republic of Cote d’Ivoire
5.25%, 3/22/2030(2)	EUR	186	186
5.88%, 10/17/2031(2)	EUR	280	279
6.88%, 10/17/2040(2)	EUR	600	559
			1,024
Jamaica - 0.5%
Jamaica Government Bond
9.63%, 11/3/2030	JMD	59,500	408

Kenya - 3.3%
Republic of Kenya
6.88%, 6/24/2024(2)		665	662
7.00%, 5/22/2027(2)		200	195
9.75%, 2/16/2031(2)		1,635	1,674
			2,531
Namibia - 0.7%
Republic of Namibia
5.25%, 10/29/2025(2)		500	494

Nigeria - 0.8%
Federal Republic of Nigeria
7.63%, 11/21/2025(3)		280	279
Nigeria Government Bond
7.63%, 11/21/2025(2)		330	329
			608
Pakistan - 0.6%
Islamic Republic of Pakistan
7.38%, 4/8/2031(2)		625	490

Papua New Guinea - 1.6%
Papua New Guinea Government International Bond
8.38%, 10/4/2028(2)		1,280	1,205

Paraguay - 2.3%
Paraguay Treasury Bond Participation Note
9.03%, 2/15/2030(1)(4)(5)(9)		843	862
8.00%, 3/3/2036(1)(4)(5)		298	298
Republic of Paraguay
7.90%, 2/9/2031(2)	PYG	3,984,000	557
			1,717
Peru - 6.4%
Bonos de la Tesoreria
5.94%, 2/12/2029	PEN	12,660	3,384
7.30%, 8/12/2033(2)	PEN	4,650	1,255
5.40%, 8/12/2034	PEN	1,000	231
			4,870
Rwanda - 0.4%
Republic of Rwanda
5.50%, 8/9/2031(2)		400	323

Artisan Partners Funds	21

	Principal Amount		Value
Serbia - 5.5%
Republic of Serbia
7.00%, 10/26/2031	RSD	133,900	$1,310
4.50%, 8/20/2032	RSD	236,330	1,967
1.65%, 3/3/2033(2)	EUR	905	729
2.05%, 9/23/2036(2)	EUR	210	158
			4,164
Supranational - 1.0%
International Bank for Reconstruction & Development
6.50%, 4/17/2030	INR	63,000	738

Suriname - 3.8%
Suriname Government International Bond
4.95%, 7/15/2033(3)		$1,197	1,086
4.95%, 7/15/2033(2)		1,980	1,797
			2,883
Tajikistan - 0.9%
Republic of Tajikistan
7.13%, 9/14/2027(2)		750	684

Vietnam - 1.5%
Socialist Republic of Vietnam
4.80%, 11/19/2024(2)		1,180	1,170
Total sovereign government bonds and bond participation notes (Cost $42,450)			43,376

CORPORATE BONDS - 12.3%

Brazil - 2.0%
Ambipar Lux Sarl
9.88%, 2/6/2031(2)		750	751
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031(2)		761	689
Unigel Luxembourg SA
8.75%, 10/1/2026(2)(11)		340	106
			1,546
Chile - 0.7%
ATP Tower Holdings LLC
4.05%, 4/27/2026(2)		540	512

Colombia - 2.4%
Aris Mining Corp.
6.88%, 8/9/2026(2)		800	721
EnfraGen Energia Sur SA
5.38%, 12/30/2030(2)		355	295
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(3)		315	294
9.50%, 10/15/2029(2)		530	495
			1,805
Czech Republic - 1.7%
Energo-Pro A/S
8.50%, 2/4/2027(2)		600	605
11.00%, 11/2/2028(2)		655	714
			1,319
Dominican Republic - 2.4%
Banco Central de la Republica Dominicana
12.00%, 10/3/2025(2)	DOP	22,700	390
13.00%, 12/5/2025(2)	DOP	47,500	824
13.00%, 1/30/2026(2)	DOP	29,800	521
9.00%, 12/11/2026(2)	DOP	6,320	102
			1,837
Mexico - 0.9%
Petroleos Mexicanos
6.95%, 1/28/2060		1,030	$ 681

	Principal Amount		Value
Moldova, Republic of - 0.2%
Aragvi Finance International DAC
8.45%, 4/29/2026(2)		201	156

Nigeria - 0.6%
SEPLAT Energy plc
7.75%, 4/1/2026(2)		490	475

Paraguay - 0.5%
Frigorifico Concepcion SA
7.70%, 7/21/2028(2)		380	332

Peru - 0.9%
Inkia Energy Ltd.
5.88%, 11/9/2027(2)		705	688

Total corporate bonds (Cost $9,158)			9,351

COMMON STOCKS - 2.5%

Colombia - 0.7%
Aris Mining Corp.*		161	580

Georgia - 1.8%
Georgia Capital plc*		81	1,348

Total common stocks (Cost $1,399)			1,928

Loans - 1.9%

TANZANIA - 1.9%
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 10.70%, 3/6/2031 (Cost $1,400)(1)(4)(6)		1,400	1,422

		No. of Contracts‡

OPTIONS PURCHASED - 0.0%^

Put Options - 0.0%^
Future Equity Index Options - 0.0%^
S&P 500 E-Mini Index
9/20/2024 at USD 4,300.00; Notional Amount: USD 537		2	3
12/20/2024 at USD 4,600.00; Notional Amount: USD 1,627		6	21
Total Options Purchased (Cost $84)			24

SHORT-TERM INVESTMENTS - 21.7%

SOVEREIGN GOVERNMENT TREASURY BILLS - 10.1%
Arab Republic of Egypt
25.16%, 6/11/2024(7)	EGP	3,800	77
27.23%, 9/17/2024(7)	EGP	112,800	2,112
26.87%, 12/10/2024(7)	EGP	20,500	364
27.95%, 3/18/2025(7)	EGP	29,500	490
Banco Central del Uruguay
9.30%, 3/7/2025(7)	UYU	35,700	875
9.14%, 4/30/2025(7)	UYU	30,000	725
Federal Republic of Nigeria
22.09%, 2/6/2025(7)	NGN	557,039	359
23.05%, 3/6/2025(7)	NGN	1,420,000	895
25.74%, 3/27/2025(7)	NGN	633,000	387

22	Artisan Partners Funds

	Principal Amount		Value
SOVEREIGN GOVERNMENT TREASURY BILLS (CONTINUED)
Republic of Albania
4.19%, 11/28/2024(7)	ALL	11,800	$ 120
4.36%, 1/30/2025(7)	ALL	16,000	162
4.40%, 2/13/2025(7)	ALL	22,000	222
Republic of Armenia
9.10%, 9/30/2024(7)	AMD	91,000	221
9.21%, 12/2/2024(7)	AMD	78,000	186
Republic of Iceland
12.08%, 8/21/2024(7)	ISK	64,000	438
Total sovereign government treasury bill (Cost $7,353)			7,633

U.S. TREASURY OBLIGATION - 2.6%
U.S. Treasury Bill
4.66%, 4/9/2024(7) (Cost $1,998)		$2,000	1,998

REPURCHASE AGREEMENTS - 3.1%

JPMorgan Chase Bank, N.A., Dated 3/27/24, with an interest rate of 3.50% payable by the Fund, collateralized by Par 480 Republic of Senegal, 6.25% due 5/23/2033 and a market value of $413(8)		416	416
JPMorgan Chase Bank, N.A., Dated 3/27/24, with an interest rate of 3.50% payable by the Fund, collateralized by Par 500 Republic of Senegal, 6.25% due 5/23/2033 and a market value of $430(8)		433	433
JPMorgan Chase Bank, N.A., Dated 3/27/24, with an interest rate of 3.50% payable by the Fund, collateralized by Par 555 Republic of Senegal, 6.25% due 5/23/2033 and a market value of $477(8)		481	481
JPMorgan Chase Bank, N.A., Dated 3/27/24, with an interest rate of 3.50% payable by the Fund, collateralized by Par 560 Republic of Senegal, 6.25% due 5/23/2033 and a market value of $481(8)		485	486
JPMorgan Chase Bank, N.A., Dated 3/27/24, with an interest rate of 4.70% payable by the Fund, collateralized by Par 500 Republic of Costa Rica, 6.55% due 4/3/2034 and a market value of $520(8)		549	549
Total Repurchase Agreements (Cost $2,365)			2,365
		Shares Held
INVESTMENT COMPANY - 5.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $4,451)		4,451	4,451

Total short-term investments (Cost $16,167)			16,447

Total investments - 95.5% (Cost $70,658)			72,548

SECURITIES SOLD SHORT - (3.3)%

COMMON STOCK - (0.3)%

United Kingdom - (0.3)%
Ashmore Group plc (Proceeds $(242))		(89)	(219)

		Principal Amount
SOVEREIGN GOVERNMENT BONDS - (3.0)%

Costa Rica - (0.7)%
Republic of Costa Rica
6.55%, 4/3/2034(2)(10)		(500)	(520)

Senegal - (2.3)%
Republic of Senegal
6.25%, 5/23/2033(2)(10)		(2,095)	(1,801)
Total sovereign government bonds (Proceeds $(2,266))			(2,321)

	Principal Amount	Value
Total securities sold short (Proceeds $(2,508))		$ (2,540)

Total investments after securities sold short - 92.2% (Cost $68,150)		70,008

Other assets less liabilities - 7.8%		5,978

Total net assets - 100.0%#		$75,986

(1)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,582, or 3.4% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the value of these securities was $29,696 or 39.1% of net assets.

(3)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(5)Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Tota1 Net Assets
Paraguay Treasury Bond Participation Note, 9.03%, 2/15/2030	08/17/2023 - 03/04/2024	$841	$862	1.1%
Paraguay Treasury Bond Participation Note, 8.00%, 3/3/2036	03/27/2024	298	298	0.4%

(6)Variable or floating rate security. The interest rate shown was the current rate as of March 31, 2024 and changes periodically.

(7)Yield to maturity.

(8)Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(9)Security is a bond participation note issued by Itau BBA International plc. As described in 2(h) in Notes to Financial Statements, bond participation notes are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(10)At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for repurchase agreements.

(11)Defaulted security.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Staples	$488	0.7%
Energy	3,953	5.4
Financials	3,209	4.4
Sovereign Government Securities	44,798	61.8
Industrials	1,263	1.7
Materials	1,407	1.9
Utilities	983	1.4
Short-Term Investments	16,447	22.7
Total investments	$72,548	100.0%

Artisan Partners Funds	23

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
ALL	$1,539	2.1%
AMD	594	0.8
DOP	1,856	2.5
EGP	3,043	4.2
EUR	4,925	6.8
GBP	1,348	1.9
IDR	2,532	3.5
INR	1,824	2.5
ISK	4,003	5.5
JMD	408	0.6
NGN	1,641	2.3
PEN	4,870	6.7
PYG	557	0.8
RSD	3,277	4.5
USD	38,531	53.1
UYU	1,600	2.2
Total investments	$72,548	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Values in thousands

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL**	400	USD	79	JPM	4/2/2024	$—	^
USD	884	BRL**	4,405	JPM	4/2/2024	6
USD	414	CNH	3,000	SCB	4/2/2024	1
CZK	32,735	EUR	1,289	SCB	4/3/2024	5
EUR	1,295	CZK	32,735	SCB	4/3/2024	1
EUR	1,304	PLN	5,614	SCB	4/3/2024	1
HUF	1,252,131	EUR	3,171	SCB	4/3/2024	9
PLN	5,614	EUR	1,299	SCB	4/3/2024	4
PEN**	18,407	USD	4,938	JPM	4/5/2024	11
USD	241	PEN**	892	JPM	4/5/2024	1
UZS**	1,840,000	USD	145	ICBCSB	4/11/2024	—	^
UZS**	23,354,200	USD	1,824	JPM	4/11/2024	21
USD	2,649	ZAR	49,658	SCB	4/12/2024	30
RON	7,105	EUR	1,422	JPM	4/16/2024	7
RON	250	EUR	50	SCB	4/16/2024	—	^
AMD**	62,000	USD	153	ICBCSB	4/23/2024	4
KZT**	500,366	USD	1,093	ICBCSB	4/26/2024	16
KZT**	65,000	USD	144	SCB	4/26/2024	1
RSD	178,400	EUR	1,517	SCB	4/26/2024	5
USD	372	MYR**	1,755	GS	4/26/2024	4
TRY	25,620	USD	765	SCB	4/29/2024	2
PLN	210	EUR	49	SCB	4/30/2024	—	^
USD	166	INR**	13,753	JPM	4/30/2024	1
HUF	1,252,131	EUR	3,166	SCB	5/3/2024	3
KZT**	203,044	USD	443	ICBCSB	5/6/2024	7
KZT**	60,000	USD	132	ICBCSB	5/13/2024	—	^
USD	1,771	IDR**	27,760,755	JPM	6/3/2024	25
KZT**	536,100	USD	1,175	ICBCSB	6/14/2024	1
UGX**	1,260,000	USD	316	SCB	6/18/2024	5
USD	16,522	EUR	15,123	SCB	6/20/2024	153
GEL**	2,680	USD	985	ICBCSB	6/24/2024	—	^
USD	333	NGN**	305,000	SCB	7/8/2024	117
INR**	44,000	USD	526	JPM	7/9/2024	—	^
USD	969	CNH	6,800	SCB	2/4/2025	15
UZS**	1,700,000	USD	120	SCB	2/7/2025	2
USD	2,402	CNH	17,020	SCB	3/18/2025	7
Total unrealized appreciation						465

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL**	500	USD	100	JPM	4/2/2024	(— )^
BRL**	3,505	USD	707	SCB	4/2/2024	(8)
CNH	3,000	USD	414	SCB	4/2/2024	(1)
EUR	3,176	HUF	1,252,131	SCB	4/3/2024	(3)
INR**	44,000	USD	530	JPM	4/4/2024	(3)
USD	528	INR**	44,000	JPM	4/4/2024	(— )^
PEN**	400	USD	108	JPM	4/5/2024	(1)
USD	4,718	PEN**	17,915	JPM	4/5/2024	(98)
USD	64	COP**	250,000	JPM	4/8/2024	(1)
USD	706	COP**	2,799,959	SCB	4/8/2024	(17)
UZS**	3,300,000	USD	261	JPM	4/11/2024	(— )^
USD	936	MXN	15,789	SCB	4/12/2024	(12)
USD	211	ZAR	4,000	SCB	4/12/2024	(1)
EUR	1,473	RON	7,355	SCB	4/16/2024	(6)
CZK	2,470	EUR	98	SCB	4/30/2024	(— )^
INR**	53,800	USD	646	JPM	4/30/2024	(1)
INR**	7,000	USD	84	SCB	4/30/2024	(— )^
BRL**	7,905	USD	1,582	JPM	5/3/2024	(11)
CZK	32,735	EUR	1,293	SCB	5/3/2024	(1)
PLN	5,614	EUR	1,301	SCB	5/6/2024	(1)
USD	4,935	PEN**	18,407	JPM	5/6/2024	(10)
UZS**	16,971,581	USD	1,331	ICBCSB	5/14/2024	(6)
USD	282	UGX**	1,260,000	SCB	6/18/2024	(38)
EUR	1,467	USD	1,596	SCB	6/20/2024	(9)
USD	963	GEL**	2,680	ICBCSB	6/24/2024	(21)
NGN**	305,000	USD	338	SCB	7/8/2024	(123)
Total unrealized depreciation						(372)
Net unrealized appreciation						$93

**Non-deliverable.

FUTURES CONTRACTS

Values in thousands

Description	No. of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Short Positions Contracts
Euro-Bobl	(28)	6/6/2024	EUR	$(2,800)	$(3,572)	$(20)
Euro-BTP	(11)	6/6/2024	EUR	(1,100)	(1,412)	(26)
Euro-Bund	(18)	6/6/2024	EUR	(1,800)	(2,590)	(31)
S&P 500 E-Mini Index	(3)	6/21/2024	USD	—^	(796)	(11)
U.S. Treasury 2 Year Note	(31)	6/28/2024	USD	(6,200)	(6,339)	10
U.S. Treasury 5 Year Note	(55)	6/28/2024	USD	(5,500)	(5,886)	(16)
U.S. Treasury 10 Year Note	(40)	6/18/2024	USD	(4,000)	(4,432)	(27)
U.S. Treasury 10 Year Ultra Note	(8)	6/18/2024	USD	(800)	(917)	(9)
Net unrealized depreciation						$(130)

The Fund has recorded a liability of less than $1 as of March 31, 2024, related to the current day’s variation margin related to these contracts.

24	Artisan Partners Funds

Centrally Cleared Credit Default Swaps - Buy Protection

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Paid by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil	1.00	Quarterly	6/20/2028	1,650	56	(51)	5
Federative Republic of Brazil	1.00	Quarterly	12/20/2028	2,130	33	(11)	22
Hungary	1.00	Quarterly	6/20/2027	965	27	(27)	—^
Hungary	1.00	Quarterly	6/20/2028	300	8	(6)	2
Hungary	1.00	Quarterly	12/20/2028	1,600	25	(9)	16
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2032	1,070	(10)	(11)	(21)
Kingdom of Saudi Arabia	1.00	Quarterly	6/20/2033	2,220	(26)	(11)	(37)
Kingdom of Saudi Arabia	1.00	Quarterly	12/20/2033	545	(8)	(1)	(9)
Kingdom of Spain	1.00	Quarterly	6/20/2032	570	(10)	(6)	(16)
Kingdom of Spain	1.00	Quarterly	6/20/2033	1,170	(23)	(8)	(31)
Kingdom of Spain	1.00	Quarterly	12/20/2033	450	(9)	(3)	(12)
Malaysia	1.00	Quarterly	12/20/2027	500	(6)	(6)	(12)
Malaysia	1.00	Quarterly	6/20/2028	1,000	(17)	(9)	(26)
Petrobras Global Finance BV	1.00	Quarterly	12/20/2027	390	23	(23)	—^
Republic of Chile	1.00	Quarterly	6/20/2028	750	(6)	(11)	(17)
Republic of Chile	1.00	Quarterly	12/20/2028	2,560	(50)	(6)	(56)
Republic of Chile	1.00	Quarterly	6/20/2032	950	46	(50)	(4)
Republic of Colombia	1.00	Quarterly	6/20/2028	100	7	(6)	1
Republic of Indonesia	1.00	Quarterly	12/20/2027	690	2	(13)	(11)
Republic of Indonesia	1.00	Quarterly	6/20/2028	1,300	(8)	(13)	(21)
Republic of Indonesia	1.00	Quarterly	12/20/2028	3,740	(49)	(4)	(53)
Republic of Kazakhstan	1.00	Quarterly	6/20/2028	2,085	40	(38)	2
Republic of Peru	1.00	Quarterly	6/20/2028	280	(1)	(4)	(5)
Republic of Peru	1.00	Quarterly	12/20/2028	1,800	(27)	(4)	(31)
Republic of Peru	1.00	Quarterly	6/20/2032	300	13	(12)	1
Republic of Peru	1.00	Quarterly	12/20/2032	660	37	(32)	5
Republic of Poland	1.00	Quarterly	6/20/2027	325	2	(7)	(5)
Republic of Poland	1.00	Quarterly	12/20/2027	160	3	(5)	(2)
Republic of Poland	1.00	Quarterly	6/20/2028	1,110	(10)	(6)	(16)
Republic of Poland	1.00	Quarterly	12/20/2028	1,100	(16)	1	(15)
Republic of South Africa	1.00	Quarterly	6/20/2028	600	38	(11)	27
Republic of South Africa	1.00	Quarterly	6/20/2029	700	48	1	49
Republic of South Africa	1.00	Quarterly	6/20/2032	765	93	18	111
Republic of South Africa	1.00	Quarterly	12/20/2032	220	32	2	34
Republic of South Africa	1.00	Quarterly	6/20/2033	2,445	391	10	401
Republic of South Africa	1.00	Quarterly	12/20/2033	335	55	3	58
State of Qatar	1.00	Quarterly	12/20/2032	200	(3)	(3)	(6)
State of Qatar	1.00	Quarterly	6/20/2033	700	(17)	(3)	(20)
United Mexican States	1.00	Quarterly	12/20/2027	175	1	(3)	(2)
United Mexican States	1.00	Quarterly	6/20/2028	2,960	7	(39)	(32)
United Mexican States	1.00	Quarterly	12/20/2028	3,765	(14)	(13)	(27)
Total Buy Protection					677	(430)	247

Centrally Cleared Credit Default Swaps - Sell Protection

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Termination Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Emirate of Abu Dhabi	1.00	Quarterly	6/20/2027	290	4	3	7
Emirate of Abu Dhabi	1.00	Quarterly	6/20/2028	125	3	—^	3
Republic of South Africa	1.00	Quarterly	6/20/2024	40	—^	—^	—^
Republic of Turki (The)	1.00	Quarterly	6/20/2024	800	(7)	8	1
Total Sell Protection					—	11	11

Artisan Partners Funds	25

Centrally Cleared Interest Rate Swaps

Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month BUBOR semi-annually	6.03 annually	Receive	2/20/2033	HUF 160,000	1	16	17
6 month BUBOR semi-annually	6.46 annually	Receive	3/28/2034	HUF 48,000	—	1	1
4 week TIIE monthly	9.88 monthly	Pay	3/18/2026	MXN 108,000	3	3	6
6 month PRIBOR semi-annually	3.95 annually	Pay	12/1/2030	CZK 11,400	2	1	3
6 month WIBOR semi-annually	4.54 annually	Receive	10/2/2028	PLN 5,100	7	21	28
1 day CLICP semi-annually	4.88 semi-annually	Receive	2/20/2026	CLP 3,800,000	(3)	35	32
1 day IBR quarterly	8.37 quarterly	Receive	2/16/2026	COP 16,800,000	3	14	17
1 day CAONREPO semi-annually	4.20 semi-annually	Pay	3/20/2026	CAD 9,550	2	(1)	1
1 day MIBOR semi-annually	6.39 semi-annually	Pay	7/12/2028	INR 45,800	(6)	6	—^
Total positive values					9	96	105
6 month WIBOR semi-annually	5.11 annually	Receive	3/28/2034	PLN 690	—	(2)	(2)
4 week TIIE monthly	8.78 monthly	Receive	3/8/2034	MXN 29,100	—^	(2)	(2)
3 month TELBOR quarterly	4.00 annually	Receive	10/25/2028	ILS 3,350	—	(14)	(14)
3 month TELBOR quarterly	4.33 annually	Receive	10/25/2033	ILS 3,435	(10)	(18)	(28)
6 month WIBOR semi-annually	5.30 annually	Receive	4/15/2032	PLN 1,491	(3)	(15)	(18)
6 month WIBOR semi-annually	6.45 annually	Receive	5/13/2032	PLN 225	—	(8)	(8)
6 month BUBOR semi-annually	7.25 annually	Receive	5/13/2032	HUF 38,300	(11)	4	(7)
6 month WIBOR semi-annually	7.45 annually	Receive	6/20/2032	PLN 3,625	(144)	(44)	(188)
6 month BUBOR semi-annually	8.16 annually	Receive	6/17/2032	HUF 174,000	9	(73)	(64)
1 day THOR quarterly	2.59 quarterly	Receive	9/1/2032	THB 7,450	(1)	(2)	(3)
1 day THOR quarterly	2.89 quarterly	Receive	6/17/2032	THB 2,750	—	(3)	(3)
1 day MIBOR semi-annually	6.19 semi-annually	Pay	5/26/2033	INR 45,100	—	(9)	(9)
1 day THOR quarterly	2.83 quarterly	Receive	8/17/2033	THB 3,600	—	(3)	(3)
1 day THOR quarterly	2.95 quarterly	Receive	10/2/2028	THB 23,260	—	(23)	(23)
1 day THOR quarterly	2.99 quarterly	Receive	9/26/2032	THB 5,300	—	(7)	(7)
1 day CAONREPO semi-annually	3.52 semi-annually	Receive	3/20/2034	CAD 2,170	1	(7)	(6)
1 day TONAR annually	0.92 annually	Receive	1/5/2033	JPY 308,800	(21)	(11)	(32)
Total negative values					(180)	(237)	(417)
Total					(171)	(141)	(312)

The Fund has recorded an asset of $744 as of March 31, 2024, related to the current day’s variation margin related to these contracts.

OTC Credit Default Swap - Sell Protection

Notional amounts and values in thousands and reported in USD unless otherwise stated

Reference Entity	Financing Rate Received by the Fund (%)	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	CITI	6/20/2024	340	—^	—^	—^
Total						—^	—^	—^

OTC Interest Rate Swaps

Values in thousands

Floating Rate Index (Frequency)	Fixed Rate (%) (Frequency)	Fund Pays/ Receives Floating Rate	Counterparty	Termination Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month KLIBOR quarterly	3.78 quarterly	Receive	GS	3/14/2033	MYR 2,210	7	(4)	3
3 month KLIBOR quarterly	3.98 quarterly	Receive	GS	8/15/2033	MYR 450	—	(1)	(1)
Total						7	(5)	2

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Bonos de la Tesoreria	Peru	6.4%
Republic of Serbia	Serbia	5.5
Commonwealth of the Bahamas	Bahamas	5.0
Republic of Iceland	Iceland	4.7
Suriname Government International Bond	Suriname	3.8
Republic of Indonesia	Indonesia	3.3
Republic of Kenya	Kenya	3.3
Republic of Iraq	Iraq	2.8
Banco Central de la Republica Dominicana	Dominican Republic	2.4
Republic of Cameroon	Cameroon	2.3
Total		39.5%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

26	Artisan Partners Funds

ARTISAN GLOBAL VALUE FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.2%

Belgium - 1.0%
Groupe Bruxelles Lambert NV	321	$24,250

China - 1.9%
Alibaba Group Holding Ltd.	4,970	44,604

France - 7.1%
Danone SA	1,516	97,938
Sodexo SA	385	33,027
TotalEnergies SE	545	37,345
		168,310
Germany - 6.2%
Daimler Truck Holding AG	575	29,150
Heidelberg Materials AG	1,057	116,298
		145,448
Japan - 0.8%
Nintendo Co. Ltd.	362	19,583

Netherlands - 8.0%
Heineken NV	569	54,856
Koninklijke Philips NV*	2,824	56,677
Shell plc	2,332	77,253
		188,786
South Korea - 4.8%
Samsung Electronics Co. Ltd.	1,860	113,829

Switzerland - 8.8%
Cie Financiere Richemont SA	350	53,367
Novartis AG	943	91,380
UBS Group AG	2,015	61,987
		206,734
United Kingdom - 10.8%
BAE Systems plc	3,859	65,724
Compass Group plc	3,144	92,181
Diageo plc	642	23,709
Lloyds Banking Group plc	57,368	37,478
Reckitt Benckiser Group plc	613	34,930
		254,022
United States - 41.8%
Alphabet, Inc., Class A*	648	97,734
American Express Co.	405	92,191
Bank of New York Mellon Corp. (The)	1,460	84,144
Berkshire Hathaway, Inc., Class B*	221	92,840
Charles Schwab Corp. (The)	1,092	78,973
Citigroup, Inc.	936	59,212
Elevance Health, Inc.	199	103,312
Expedia Group, Inc.*	281	38,663
Henry Schein, Inc.*	489	36,934
Lam Research Corp.	42	40,691
Marsh & McLennan Cos., Inc.	289	59,595
Meta Platforms, Inc., Class A	193	93,711
Progressive Corp. (The)	407	84,124
Southwest Airlines Co.	900	26,274
		988,398
Total common stocks (Cost $1,362,053)		2,153,964

	Shares Held	Value
SHORT-TERM INVESTMENT - 8.0%

INVESTMENT COMPANY - 8.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $188,166)	188,166	$ 188,166

Total investments - 99.2% (Cost $1,550,219)		2,342,130

Other assets less liabilities - 0.8%		20,039

Total net assets - 100.0%#		$2,362,169

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$211,028	9.0%
Consumer Discretionary	261,842	11.2
Consumer Staples	211,433	9.0
Energy	114,598	4.9
Financials	674,794	28.8
Health Care	288,303	12.3
Industrials	121,148	5.2
Information Technology	154,520	6.6
Materials	116,298	5.0
Short-Term Investment	188,166	8.0
Total investments	$2,342,130	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CHF	$206,734	8.8%
EUR	449,541	19.2
GBP	331,275	14.1
HKD	44,604	1.9
JPY	19,583	0.9
KRW	113,829	4.9
USD	1,176,564	50.2
Total investments	$2,342,130	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Heidelberg Materials AG	Germany	4.9%
Samsung Electronics Co. Ltd.	South Korea	4.8
Elevance Health, Inc.	United States	4.4
Danone SA	France	4.1
Alphabet, Inc.	United States	4.1
Meta Platforms, Inc.	United States	4.0
Berkshire Hathaway, Inc.	United States	3.9
American Express Co.	United States	3.9
Compass Group plc	United Kingdom	3.9
Novartis AG	Switzerland	3.9
Total		41.9%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	27

ARTISAN HIGH INCOME FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Principal amount, shares and values in thousands and reported in USD unless otherwise stated

	Principal Amount	Value

CORPORATE BONDS - 73.0%

Aerospace & Defense - 0.3%
Bombardier, Inc.
7.88%, 4/15/2027(1)(2)	$7,337	$7,342
TransDigm, Inc.
6.63%, 3/1/2032(1)	16,145	16,311
		23,653
Broadline Retail - 1.9%
Nordstrom, Inc.
4.00%, 3/15/2027	14,636	13,958
4.25%, 8/1/2031	21,278	18,683
4.38%, 4/1/2030	56,341	51,017
5.00%, 1/15/2044	98,226	76,120
		159,778
Building Products - 0.4%
Eco Material Technologies, Inc.
7.88%, 1/31/2027(1)	35,525	36,042

Capital Markets - 0.4%
AG Issuer LLC
6.25%, 3/1/2028(1)	38,743	37,938

Chemicals - 2.1%
Consolidated Energy Finance SA
5.63%, 10/15/2028(1)(2)	19,189	16,104
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029(1)	9,429	8,490
Methanex Corp.
5.13%, 10/15/2027(2)	28,114	27,192
5.25%, 12/15/2029(2)	91,452	87,499
5.65%, 12/1/2044(2)	4,854	4,175
SK Invictus Intermediate II SARL
5.00%, 10/30/2029(1)	35,487	31,632
		175,092
Commercial Services & Supplies - 0.8%
Neptune Bidco US, Inc.
9.29%, 4/15/2029(1)	75,956	71,822

Construction & Engineering - 0.3%
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028(1)	32,372	29,459

Consumer Finance - 0.1%
OneMain Finance Corp.
7.88%, 3/15/2030	8,312	8,574

Containers & Packaging - 0.8%
Iris Holding, Inc.
10.00%, 12/15/2028(1)	39,938	35,870
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(1)	22,731	21,204
Sealed Air Corp.
5.00%, 4/15/2029(1)	5,078	4,874
		61,948

	Principal Amount	Value
Distributors - 0.9%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029(1)	$4,150	$3,730
Verde Purchaser LLC
10.50%, 11/30/2030(1)	29,753	31,327
Windsor Holdings III LLC
8.50%, 6/15/2030(1)	43,264	45,363
		80,420
Diversified Consumer Services - 0.2%
Wand NewCo 3, Inc.
7.63%, 1/30/2032(1)	20,166	20,856

Diversified REITs - 0.8%
Global Net Lease, Inc.
3.75%, 12/15/2027(1)	53,117	45,452
Necessity Retail REIT, Inc. (The)
4.50%, 9/30/2028(1)	31,343	26,826
		72,278
Diversified Telecommunication Services - 8.0%
Altice France SA
5.13%, 1/15/2029(1)(2)	8,119	5,560
5.13%, 7/15/2029(1)(2)	52,694	35,623
5.50%, 1/15/2028(1)(2)	7,974	5,663
5.50%, 10/15/2029(1)(2)	118,339	80,321
CCO Holdings LLC
4.25%, 2/1/2031(1)	95,593	78,066
4.25%, 1/15/2034(1)	24,208	18,274
4.50%, 8/15/2030(1)	98,069	82,186
4.50%, 5/1/2032	94,019	75,553
4.75%, 3/1/2030(1)	39,605	34,006
5.13%, 5/1/2027(1)	26,053	24,823
6.38%, 9/1/2029(1)	19,741	18,728
Virgin Media Finance plc
5.00%, 7/15/2030(1)(2)	147,527	124,831
Virgin Media Secured Finance plc
4.50%, 8/15/2030(1)(2)	22,046	19,011
5.50%, 5/15/2029(1)(2)	27,393	25,327
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(1)	31,931	26,284
6.13%, 3/1/2028(1)	40,256	28,170
		682,426
Electrical Equipment - 1.3%
Regal Rexnord Corp.
6.05%, 2/15/2026(1)	1,768	1,777
6.05%, 4/15/2028(1)	3,998	4,053
6.30%, 2/15/2030(1)	52,835	54,088
6.40%, 4/15/2033(1)	46,270	47,988
		107,906
Food Products - 0.1%
H-Food Holdings LLC
8.50%, 6/1/2026(1)	78,005	5,460

Health Care Equipment & Supplies - 2.7%
Medline Borrower LP
3.88%, 4/1/2029(1)	175,967	160,167
5.25%, 10/1/2029(1)	59,998	56,708
6.25%, 4/1/2029(1)	13,463	13,523
		230,398

28	Artisan Partners Funds

	Principal Amount	Value
Health Care Providers & Services - 0.3%
HCA, Inc.
3.50%, 9/1/2030	$ 14,382	$ 13,006
Surgery Center Holdings, Inc.
6.75%, 7/1/2025(1)	5,926	5,927
7.25%, 4/15/2032(1)	6,505	6,555
		25,488
Hotel & Resort REITs - 0.4%
XHR LP
4.88%, 6/1/2029(1)	32,812	30,380

Hotels, Restaurants & Leisure - 13.8%
Allwyn Entertainment Financing UK plc
7.88%, 4/30/2029(1)(2)	4,660	4,775
Brinker International, Inc.
5.00%, 10/1/2024(1)	26,345	26,087
8.25%, 7/15/2030(1)	3,399	3,582
Carnival Corp.
4.00%, 8/1/2028(1)	13,445	12,524
5.75%, 3/1/2027(1)	120,587	119,349
6.00%, 5/1/2029(1)	147,473	145,513
7.63%, 3/1/2026(1)	7,882	7,975
10.50%, 6/1/2030(1)	18,945	20,721
Carnival Holdings Bermuda Ltd.
10.38%, 5/1/2028(1)	4,169	4,548
Churchill Downs, Inc.
4.75%, 1/15/2028(1)	5,834	5,554
5.75%, 4/1/2030(1)	8,334	8,045
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/2028(1)	16,878	17,848
Lindblad Expeditions LLC
6.75%, 2/15/2027(1)	39,985	40,294
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031(1)(2)	39,437	39,734
MGM Resorts International
4.63%, 9/1/2026	4,758	4,654
4.75%, 10/15/2028	40,099	38,137
5.50%, 4/15/2027	2,484	2,462
Motion Bondco DAC
6.63%, 11/15/2027(1)(2)	42,716	41,281
NCL Corp. Ltd.
3.63%, 12/15/2024(1)	17,414	17,157
5.88%, 3/15/2026(1)	54,925	54,219
5.88%, 2/15/2027(1)	6,824	6,742
7.75%, 2/15/2029(1)	62,521	64,914
8.13%, 1/15/2029(1)	16,983	17,971
NCL Finance Ltd.
6.13%, 3/15/2028(1)	135,465	133,774
Raising Cane’s Restaurants LLC
9.38%, 5/1/2029(1)	4,247	4,590
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026(1)	19,431	18,752
5.38%, 7/15/2027(1)	8,553	8,432
5.50%, 8/31/2026(1)	26,365	26,128
5.50%, 4/1/2028(1)	49,465	48,892
6.25%, 3/15/2032(1)	13,336	13,442
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(1)	18,440	17,368
Station Casinos LLC
4.63%, 12/1/2031(1)	29,589	26,594
TKC Holdings, Inc.
6.88%, 5/15/2028(1)	60,254	57,192
10.50%, 5/15/2029(1)	85,946	82,350
		1,141,600

	Principal Amount	Value
Household Durables - 0.2%
Tempur Sealy International, Inc.
3.88%, 10/15/2031(1)	$ 19,694	$ 16,724

Insurance - 14.2%
Acrisure LLC
4.25%, 2/15/2029(1)	31,764	28,677
6.00%, 8/1/2029(1)	84,303	77,313
8.25%, 2/1/2029(1)	50,006	50,230
10.13%, 8/1/2026(1)	48,540	50,391
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(1)	10,132	9,539
5.88%, 11/1/2029(1)	20,595	19,132
6.75%, 10/15/2027(1)	32,028	31,555
7.00%, 1/15/2031(1)	6,281	6,344
AmWINS Group, Inc.
4.88%, 6/30/2029(1)	7,360	6,870
6.38%, 2/15/2029(1)	11,301	11,362
Ardonagh Finco Ltd.
7.75%, 2/15/2031(1)(2)	86,056	85,667
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032(1)(2)	235,066	232,086
AssuredPartners, Inc.
5.63%, 1/15/2029(1)	2,600	2,395
BroadStreet Partners, Inc.
5.88%, 4/15/2029(1)	65,204	60,351
GTCR AP Finance, Inc.
8.00%, 5/15/2027(1)	60,606	60,627
Highlands Holdings Bond Issuer Ltd.
7.63% Cash, 8.38% PIK, 10/15/2025(1)(2)	10,803	10,674
Howden UK Refinance plc
7.25%, 2/15/2031(1)(2)	10,035	10,073
HUB International Ltd.
7.25%, 6/15/2030(1)	54,194	55,695
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030(1)(2)	82,197	85,680
10.50%, 12/15/2030(1)(2)	43,323	45,716
NFP Corp.
4.88%, 8/15/2028(1)	26,065	26,124
6.88%, 8/15/2028(1)	236,725	239,746
Ryan Specialty LLC
4.38%, 2/1/2030(1)	7,638	7,139
		1,213,386
IT Services - 1.7%
Arches Buyer, Inc.
4.25%, 6/1/2028(1)	163,535	143,925

Life Sciences Tools & Services - 0.1%
Fortrea Holdings, Inc.
7.50%, 7/1/2030(1)	8,838	9,123

Machinery - 2.1%
Calderys Financing LLC
11.25%, 6/1/2028(1)(2)	38,672	41,604
Chart Industries, Inc.
7.50%, 1/1/2030(1)	18,527	19,239
9.50%, 1/1/2031(1)	12,093	13,169
Werner FinCo. LP
8.75% Cash, 5.75% PIK, 10/15/2028(1)(3)	47,664	42,922
11.50%, 6/15/2028(1)(4)	50,221	54,834
		171,768

Artisan Partners Funds	29

	Principal Amount	Value
Media - 4.3%
CMG Media Corp.
8.88%, 12/15/2027(1)	$ 17,741	$ 11,757
CSC Holdings LLC
4.50%, 11/15/2031(1)	8,967	6,349
4.63%, 12/1/2030(1)	103,809	52,716
5.38%, 2/1/2028(1)	6,632	5,704
6.50%, 2/1/2029(1)	17,361	14,710
7.50%, 4/1/2028(1)	57,856	38,998
11.25%, 5/15/2028(1)	4,509	4,468
DISH Network Corp.
11.75%, 11/15/2027(1)	33,558	34,260
Sinclair Television Group, Inc.
5.13%, 2/15/2027(1)	47,722	43,429
5.50%, 3/1/2030(1)	82,358	59,298
Sunrise HoldCo IV BV
5.50%, 1/15/2028(1)(2)	3,108	2,984
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(1)(2)	22,722	20,847
Ziggo Bond Co. BV
5.13%, 2/28/2030(1)(2)	18,989	16,262
6.00%, 1/15/2027(1)(2)	27,070	26,680
Ziggo BV
4.88%, 1/15/2030(1)(2)	24,246	21,766
		360,228
Metals & Mining - 0.8%
Commercial Metals Co.
3.88%, 2/15/2031	3,702	3,286
4.13%, 1/15/2030	12,069	11,112
Compass Minerals International, Inc.
6.75%, 12/1/2027(1)	55,979	54,117
		68,515
Oil, Gas & Consumable Fuels - 4.2%
Callon Petroleum Co.
8.00%, 8/1/2028(1)	70,163	73,316
CrownRock LP
5.00%, 5/1/2029(1)	29,058	28,703
5.63%, 10/15/2025(1)	5,946	5,932
Global Partners LP
8.25%, 1/15/2032(1)	3,342	3,466
MEG Energy Corp.
5.88%, 2/1/2029(1)(2)	49,663	48,800
SM Energy Co.
6.50%, 7/15/2028	19,854	19,939
6.63%, 1/15/2027	3,778	3,775
Strathcona Resources Ltd.
6.88%, 8/1/2026(1)(2)	28,417	28,467
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(1)	5	4
Venture Global LNG, Inc.
9.50%, 2/1/2029(1)	57,722	62,216
9.88%, 2/1/2032(1)	77,717	83,759
		358,377
Paper & Forest Products - 0.4%
Ahlstrom Holding 3 Oy
4.88%, 2/4/2028(1)(2)	33,404	30,565

Passenger Airlines - 3.2%
Delta Air Lines, Inc.
3.75%, 10/28/2029	54,212	49,870
4.38%, 4/19/2028	9,849	9,556
7.38%, 1/15/2026	37,312	38,479
VistaJet Malta Finance plc
6.38%, 2/1/2030(1)(2)	164,248	121,071
7.88%, 5/1/2027(1)(2)(4)	45,508	38,473
9.50%, 6/1/2028(1)(2)	16,703	14,203
		271,652

	Principal Amount	Value
Personal Care Products - 1.1%
BellRing Brands, Inc.
7.00%, 3/15/2030(1)	$ 77,724	$ 80,063
Prestige Brands, Inc.
3.75%, 4/1/2031(1)	22,886	19,926
		99,989
Real Estate Management & Development - 0.3%
Realogy Group LLC
5.75%, 1/15/2029(1)	36,031	25,515

Software - 0.5%
Castle US Holding Corp.
9.50%, 2/15/2028(1)	25,953	12,814
Central Parent LLC
8.00%, 6/15/2029(1)	3,382	3,506
UKG, Inc.
6.88%, 2/1/2031(1)	25,015	25,483
		41,803
Specialized REITs - 0.2%
Iron Mountain, Inc.
5.00%, 7/15/2028(1)	2,053	1,964
5.25%, 7/15/2030(1)	16,752	15,847
		17,811
Specialty Retail - 2.6%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029(1)	27,360	25,248
Bath & Body Works, Inc.
6.63%, 10/1/2030(1)	9,413	9,615
6.75%, 7/1/2036	10,753	10,861
6.88%, 11/1/2035	26,806	27,411
Evergreen Acqco 1 LP
9.75%, 4/26/2028(1)	15,068	16,199
Gap, Inc. (The)
3.63%, 10/1/2029(1)	38,970	34,137
3.88%, 10/1/2031(1)	26,947	22,794
Specialty Building Products Holdings LLC
6.38%, 9/30/2026(1)	7,217	7,169
SRS Distribution, Inc.
6.00%, 12/1/2029(1)	51,705	52,817
6.13%, 7/1/2029(1)	5,441	5,548
		211,799
Trading Companies & Distributors - 0.3%
United Rentals North America, Inc.
6.00%, 12/15/2029(1)	23,069	23,222

Wireless Telecommunication Services - 1.2%
Altice France Holding SA
6.00%, 2/15/2028(1)(2)	89,835	25,582
10.50%, 5/15/2027(1)(2)	25,971	9,718
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(1)(2)	42,712	36,168
7.75%, 4/15/2032(1)(2)	32,524	32,618
		104,086
Total corporate bonds (Cost $6,504,566)		6,170,006

BANK LOANS - 16.6%

Auto Components - 0.7%
WP NewCo LLC Term Loan
(SOFR + 4.50%), 10.09%, 5/11/2028(3)	78,457	62,766

Automobile Components - 0.2%
Wheel Pros, Inc. Term Loan
(SOFR + 8.88%), 14.46%, 5/11/2028(3)	12,709	13,707

30	Artisan Partners Funds

	Principal Amount	Value
Capital Markets - 0.3%
Aretec Group, Inc. Term Loan B1
(SOFR + 4.50%), 9.93%, 8/9/2030(3)	$ 12,509	$ 12,572
Osaic Holdings, Inc. Term Loan
(SOFR + 4.00%), TBD, 8/17/2028(3)	7,878	7,904
		20,476
Commercial Services - 0.8%
Ankura Consulting Group LLC Second Lien Term Loan
(SOFR + 8.00%), 13.44%, 3/19/2029(3)	17,830	16,426
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 10.68%, 12/21/2028(3)	28,616	26,738
Employbridge Holding Co. Term Loan B
(SOFR + 4.75%), 10.32%, 7/19/2028(3)	181	150
(SOFR + 4.75%), 10.34%, 7/19/2028(3)	35,167	29,174
		72,488
Commercial Services & Supplies - 0.9%
Neptune BidCo US, Inc. First Lien Term Loan B
(SOFR + 5.00%), 10.42%, 4/11/2029(3)	24,131	22,217
OMNIA Partners LLC Term Loan
(SOFR + 3.75%), 9.07%, 7/25/2030(3)	12,646	12,694
Verde Purchaser LLC Term Loan
(SOFR + 5.00%), 10.31%, 11/30/2030(3)	33,883	33,650
		68,561
Communications Equipment - 0.6%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.75%), 9.12%, 12/1/2027(3)	7,985	7,988
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 7.25%), 12.62%, 12/1/2028(3)	41,516	41,568
		49,556
Construction & Engineering - 0.2%
CD&R Hydra Buyer, Inc. Term Loan
(SOFR + 4.00%), 9.42%, 3/25/2031(3)	15,850	15,880

Containers & Packaging - 0.4%
Iris Holding, Inc. First Lien Term Loan
(SOFR + 4.75%), 10.16%, 6/28/2028(3)	35,886	34,261

Diversified Consumer Services - 0.6%
Wand Newco 3, Inc. First Lien Term Loan
(SOFR + 3.75%), 9.08%, 1/30/2031(3)	51,506	51,626

Diversified Telecommunication Services - 0.4%
Zayo Group Holdings, Inc. Term Loan
(SOFR + 3.00%), 8.44%, 3/9/2027(3)	34,510	30,203

Electrical Equipment - 0.2%
Indicator LLC First Lien Term Loan
(SOFR + 4.00%), 9.30%, 11/22/2029(3)	17,615	17,710

Entertainment - 0.6%
J&J Ventures Gaming LLC Term Loan
(SOFR + 4.00%), 9.44%, 4/26/2028(3)	13,241	13,122
(SOFR + 4.25%), 9.69%, 4/26/2028(3)	41,463	40,997
		54,119
Financial Services - 0.3%
Kestra Advisor Services Holdings A, Inc. Term Loan
(SOFR + 4.00%), 9.30%, 3/19/2031(3)	24,357	24,398

Food Products - 0.8%
H-Food Holdings LLC Term Loan
(SOFR + 3.69%), 9.29%, 5/23/2025(3)	50,967	36,856
H-Food Holdings LLC Term Loan B2
(SOFR + 4.00%), 9.60%, 5/23/2025(3)	32,918	23,804
H-Food Holdings LLC Term Loan B3
(SOFR + 5.00%), 10.60%, 5/23/2025(3)	11,061	7,998
		68,658

	Principal Amount	Value
Food Service - 1.0%
TKC Holdings, Inc. Term Loan
(SOFR + 5.50%), 10.94%, 5/15/2028(3)	$ 71,881	$ 71,019
TKC Midco 1 LLC Term Loan
12.00% Cash, 13.50% PIK, 2/15/2027	21,888	14,118
		85,137
Health Care Providers & Services - 0.3%
Surgery Center Holdings, Inc. Term Loan
(SOFR + 3.50%), 8.83%, 12/19/2030(3)	23,737	23,833

Hotels, Restaurants & Leisure - 0.4%
BCPE Grill Parent, Inc. Term Loan
(SOFR + 4.75%), 10.08%, 9/30/2030(3)	36,982	36,659

Insurance - 2.3%
Amynta Agency Borrower, Inc. First Lien Term Loan
(SOFR + 4.25%), 9.55%, 2/28/2028(3)	105,957	106,289
HIG Finance 2 Ltd. Term Loan
(SOFR + 3.50%), 8.83%, 2/15/2031(3)	23,319	23,321
Hub International Ltd. Term Loan
(SOFR + 3.25%), 8.57%, 6/20/2030(3)	5,743	5,744
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), TBD, 3/8/2032(3)	48,334	48,576
		183,930
Investment Companies - 1.2%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.75%), 9.18%, 11/9/2026(3)	26,166	26,073
(SOFR + 4.50%), 9.83%, 12/13/2028(3)	16,058	15,912
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 11.68%, 11/5/2029(3)	62,871	62,373
		104,358
IT Services - 0.1%
Arches Buyer, Inc. Term Loan
(SOFR + 3.25%), 8.68%, 12/6/2027(3)	9,200	8,903

Life Sciences Tools & Services - 0.0%^
Fortrea Holdings, Inc. Term Loan B
(SOFR + 3.75%), 9.08%, 7/1/2030(3)	4,061	4,071

Retail - Consumer Staples - 0.1%
Arthur US Finco, Inc. Term Loan
(SOFR + 5.25%), 10.56%, 12/14/2029(3)	8,087	7,817

Software - 3.5%
Applied Systems, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.81%, 2/24/2031(3)	44,631	44,878
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 5.25%), 10.56%, 2/23/2032(3)	19,044	19,687
Castle US Holding Corp. Term Loan
(SOFR + 3.75%), 9.35%, 1/29/2027(3)	4,833	3,390
CommerceHub, Inc. Second Lien Term Loan
(SOFR + 7.00%), 12.48%, 12/29/2028(3)	10,610	8,877
Constant Contact, Inc. Second Lien Term Loan
(SOFR + 7.50%), 13.41%, 2/12/2029(3)	28,018	25,531
Matrix Parent, Inc. First Lien Term Loan
(SOFR + 5.00%), 10.46%, 3/1/2029(3)	21,207	14,385
Orchid Merger Sub II LLC Term Loan
(SOFR + 4.75%), 10.23%, 7/27/2027(3)	22,918	13,751
Renaissance Holding Corp. First Lien Term Loan
(SOFR + 4.25%), 9.58%, 4/5/2030(3)	61,509	61,586
UKG, Inc. First Lien Term Loan
(SOFR + 3.50%), 8.81%, 2/10/2031(3)	58,163	58,439
UKG, Inc. Second Lien Term Loan
(SOFR + 5.25%), 10.68%, 5/3/2027(3)	49,074	49,421
		299,945

Artisan Partners Funds	31

	Principal Amount	Value
Technology Hardware, Storage & Peripherals - 0.4%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.00%), 9.59%, 12/1/2027(3)	$ 24,145	$ 22,455
(SOFR + 4.25%), 9.84%, 12/1/2027(3)	4,710	4,402
Ivanti Software, Inc. Second Lien Term Loan
(SOFR + 7.25%), 12.84%, 12/1/2028(3)	6,435	5,512
		32,369
Transportation - 0.3%
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 5.50%), 11.07%, 8/4/2025(3)	5,461	3,832
(SOFR + 5.50%), 11.10%, 8/4/2025(3)	31,027	21,773
SIRVA Worldwide, Inc. Term Loan
(SOFR + 8.00%), 13.44%, 3/6/2026(3)(5)(6)	3,670	3,297
SIRVA Worldwide, Inc., delayed-draw
(SOFR + 5.50%), TBD, 3/6/2026(3)(5)(6)	3,804	3,804
		32,706
Total bank loans (Cost $1,451,612)		1,404,137
	Shares Held
COMMON STOCK - 0.2%

Machinery - 0.2%
Utex Equity*(7) (Cost $10,178)	364	16,379

	No. of Warrants‡
WARRANTS - 0.0%

Financial Services - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027, strike price 10*(5)(6)(7) (Cost $—)	71	—

	Shares Held
SHORT-TERM INVESTMENT - 10.5%

INVESTMENT COMPANY - 10.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19%(8) (Cost $890,600)	890,600	890,600

Total investments - 100.3% (Cost $8,856,956)		8,481,122

Other assets less liabilities - (0.3%)		(21,611)

Total net assets - 100.0%#		$8,459,511

(1)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ahlstrom Holding 3 Oy, 4.88%, 2/4/2028	Finland	USD
Allwyn Entertainment Financing UK plc, 7.88%, 4/30/2029	Czech Republic	USD
Altice France Holding SA, 6.00%, 2/15/2028	Luxembourg	USD
Altice France Holding SA, 10.50%, 5/15/2027	Luxembourg	USD
Altice France SA, 5.13%, 1/15/2029	France	USD
Altice France SA, 5.13%, 7/15/2029	France	USD
Altice France SA, 5.50%, 1/15/2028	France	USD
Altice France SA, 5.50%, 10/15/2029	France	USD
Ardonagh Finco Ltd., 7.75%, 2/15/2031	United Kingdom	USD
Ardonagh Group Finance Ltd., 8.88%, 2/15/2032	United Kingdom	USD
Bombardier, Inc., 7.88%, 4/15/2027	Canada	USD
Calderys Financing LLC, 11.25%, 6/1/2028	France	USD
Consolidated Energy Finance SA, 5.63%, 10/15/2028	Switzerland	USD
Highlands Holdings Bond Issuer Ltd., 7.63%, 10/15/2025	Bermuda	USD
Howden UK Refinance plc, 7.25%, 2/15/2031	United Kingdom	USD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030	Canada	USD

Security	Country	Trading Currency
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030	Canada	USD
MEG Energy Corp., 5.88%, 2/1/2029	Canada	USD
Merlin Entertainments Group US Holdings, Inc., 7.38%, 2/15/2031	United Kingdom	USD
Methanex Corp., 5.13%, 10/15/2027	Canada	USD
Methanex Corp., 5.25%, 12/15/2029	Canada	USD
Methanex Corp., 5.65%, 12/1/2044	Canada	USD
Motion Bondco DAC, 6.63%, 11/15/2027	United Kingdom	USD
Strathcona Resources Ltd., 6.88%, 8/1/2026	Canada	USD
Sunrise HoldCo IV BV, 5.50%, 1/15/2028	Netherlands	USD
Virgin Media Finance plc, 5.00%, 7/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030	United Kingdom	USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029	United Kingdom	USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028	United Kingdom	USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030	Switzerland	USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027	Switzerland	USD
VistaJet Malta Finance plc, 9.50%, 6/1/2028	Switzerland	USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031	United Kingdom	USD
Vmed O2 UK Financing I plc, 7.75%, 4/15/2032	United Kingdom	USD
Ziggo Bond Co. BV, 5.13%, 2/28/2030	Netherlands	USD
Ziggo Bond Co. BV, 6.00%, 1/15/2027	Netherlands	USD
Ziggo BV, 4.88%, 1/15/2030	Netherlands	USD

(3)Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024.

(4)All or a portion of security is on loan at March 31, 2024.

(5)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(6)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $7,101, or 0.1% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(7)Defaulted securities.

(8)Security is partially used as collateral for securities lending. At March 31, 2024, the Fund had loaned securities with a total value of $18,761. This was collateralized by cash of $19,072 which was subsequently invested in an investment company.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,231,062	14.5%
Consumer Discretionary	1,733,169	20.4
Consumer Staples	267,061	3.1
Energy	358,377	4.2
Financials	1,593,060	18.8
Health Care	292,913	3.5
Industrials	1,022,014	12.1
Information Technology	576,501	6.8
Materials	370,381	4.4
Real Estate	145,984	1.7
Short-Term Investment	890,600	10.5
Total investments	$8,481,122	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
CCO Holdings LLC	United States	3.9%
Carnival Corp.	United States	3.6
NFP Corp.	United States	3.1
Ardonagh Group Finance Ltd.	United Kingdom	2.7
Medline Borrower LP	United States	2.7
Acrisure LLC	United States	2.4
VistaJet Malta Finance plc	Switzerland	2.1
NCL Corp. Ltd.	United States	1.9
Nordstrom, Inc.	United States	1.9
Venture Global LNG, Inc.	United States	1.7
Total		26.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

32	Artisan Partners Funds

ARTISAN INTERNATIONAL FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 98.8%

Belgium - 2.8%
UCB SA	1,226	$151,308

Canada - 4.7%
Canadian National Railway Co.	707	93,086
Canadian Pacific Kansas City Ltd.	1,776	156,609
		249,695
Denmark - 9.6%
Ascendis Pharma A/S, ADR*	559	84,527
Danske Bank A/S(1)	3,260	97,699
NKT A/S*(1)	379	31,406
Novo Nordisk A/S, ADR	188	24,187
Novo Nordisk A/S, Class B(1)	2,119	271,446
Novonesis (Novozymes) B, Class B(1)	142	8,355
		517,620
France - 11.8%
Air Liquide SA	1,269	263,948
Airbus SE	439	80,888
AXA SA	2,291	86,038
BNP Paribas SA	817	58,018
Capgemini SE	100	22,969
Safran SA	545	123,511
		635,372
Germany - 7.8%
Allianz SE	430	129,003
Deutsche Bank AG	4,832	76,021
Deutsche Boerse AG	791	161,859
Deutsche Telekom AG	2,225	53,999
		420,882
Ireland - 4.3%
AerCap Holdings NV*	1,284	111,551
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)	5,155	116,958
		228,509
Italy - 2.5%
Mediobanca Banca di Credito Finanziario SpA	2,220	33,071
UniCredit SpA	1,267	48,069
Wizz Air Holdings plc*(4)	2,021	54,749
		135,889
Japan - 12.2%
Daiichi Sankyo Co. Ltd.	2,753	86,887
Hoya Corp.	123	15,165
Mitsubishi Electric Corp.	3,862	64,085
Mitsubishi Estate Co. Ltd.	3,695	67,964
Mitsui Fudosan Co. Ltd.	9,293	101,136
Nippon Sanso Holdings Corp.	2,039	63,959
Otsuka Holdings Co. Ltd.	1,551	64,638
Resona Holdings, Inc.	16,668	104,632
Seven & i Holdings Co. Ltd.	3,982	58,022
Tokyu Corp.	2,392	29,138
		655,626
Mexico - 1.2%
Cemex SAB de CV, ADR*	1,099	9,903
Wal-Mart de Mexico SAB de CV(1)	13,775	56,117
		66,020

	Shares Held	Value
Netherlands - 4.4%
Argenx SE, ADR*	257	$ 101,106
Argenx SE*	46	18,171
ASML Holding NV	72	68,951
ASML Holding NV, ADR	23	22,508
Wolters Kluwer NV	173	27,069
		237,805
Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR*(1)(5)(6)	4,881	—
Sberbank of Russia PJSC(1)(5)(6)	38,445	—
		—
South Korea - 1.5%
Hanwha Aerospace Co. Ltd.	233	35,423
LIG Nex1 Co. Ltd.	337	44,680
		80,103
Switzerland - 10.5%
Alcon, Inc.	863	71,516
Galderma Group AG*	232	16,292
Lonza Group AG	78	46,442
Medacta Group SA(4)	365	49,570
Temenos AG	711	50,857
UBS Group AG	10,695	328,966
		563,643
United Kingdom - 10.5%
Ashtead Group plc	264	18,813
AstraZeneca plc	355	47,862
AstraZeneca plc, ADR	67	4,510
BAE Systems plc	11,432	194,720
London Stock Exchange Group plc	365	43,662
Melrose Industries plc	15,845	134,595
RELX plc	2,794	120,747
		564,909
United States - 15.0%
Amazon.com, Inc.*	1,550	279,512
Aon plc, Class A	100	33,228
CRH plc (LSE)	351	30,226
CRH plc (NYSE)	1,002	86,422
Linde plc	592	274,790
Nestle SA	976	103,673
		807,851
Total common stocks and equity-linked security (Cost $3,986,089)		5,315,232

Total investments - 98.8% (Cost $3,986,089)		5,315,232

Other assets less liabilities - 1.2%		65,701

Total net assets - 100.0%#		$5,380,933

(1)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $581,981, or 10.8% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 10/23/2023	$79,969	$116,958	2.2%

Artisan Partners Funds	33

(3)Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the value of these securities was $104,319 or 1.9% of net assets.

(5)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(6)Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	11/09/2020 - 01/14/2022	$151,723	$—	0.0%
Sberbank of Russia PJSC	09/16/2021 - 02/11/2022	159,810	—	0.0%

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$53,999	1.0%
Consumer Discretionary	279,512	5.2
Consumer Staples	217,812	4.1
Financials	1,200,266	22.6
Health Care	1,053,627	19.8
Industrials	1,438,028	27.1
Information Technology	165,285	3.1
Materials	737,603	13.9
Real Estate	169,100	3.2
Total investments	$5,315,232	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$249,695	4.7%
CHF	667,316	12.6
DKK	408,906	7.7
EUR	1,402,893	26.4
GBP	645,374	12.1
JPY	655,626	12.3
KRW	80,103	1.5
MXN	56,117	1.1
RUB	—	0.0
USD	1,149,202	21.6
Total investments	$5,315,232	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
UBS Group AG	Switzerland	6.1%
Novo Nordisk A/S	Denmark	5.5
Amazon.com, Inc.	United States	5.2
Linde plc	United States	5.1
Air Liquide SA	France	4.9
BAE Systems plc	United Kingdom	3.6
Deutsche Boerse AG	Germany	3.0
Canadian Pacific Kansas City Ltd.	Canada	2.9
UCB SA	Belgium	2.8
Melrose Industries plc	United Kingdom	2.5
Total		41.6%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

34	Artisan Partners Funds

ARTISAN INTERNATIONAL EXPLORER FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 82.0%

Argentina - 7.0%
Despegar.com Corp.*	768	$9,182

Australia - 3.1%
Steadfast Group Ltd.	1,043	3,997

Canada - 1.5%
Knight Therapeutics, Inc.*	270	1,056
Real Matters, Inc.*	215	970
		2,026
China - 0.1%
China Isotope & Radiation Corp.	130	168

Denmark - 1.6%
ALK-Abello A/S, Class B*(1)	119	2,136

France - 4.0%
Alten SA	36	5,259

Germany - 5.0%
AlzChem Group AG	113	4,481
Hensoldt AG	44	2,051
		6,532
India - 3.0%
Care Ratings Ltd.	290	3,889

Indonesia - 1.8%
Mitra Adiperkasa Tbk. PT	20,848	2,393

Ireland - 6.7%
Glenveagh Properties plc*(2)	6,513	8,797

Italy - 1.4%
Sesa SpA	16	1,794

Japan - 10.6%
Kansai Paint Co. Ltd.	206	2,956
Sato Holdings Corp.	337	5,123
Zuken, Inc.	195	5,788
		13,867
Netherlands - 1.8%
Pluxee NV*	81	2,394

Norway - 0.9%
Spir Group ASA*(1)	1,894	1,190

South Africa - 1.0%
Famous Brands Ltd.	441	1,245

South Korea - 1.7%
Vitzrocell Co. Ltd.	167	2,250

Switzerland - 1.2%
Medmix AG(2)	85	1,510

	Shares Held	Value
United Kingdom - 22.6%
Allfunds Group plc	195	$ 1,411
Essentra plc	1,255	2,785
FD Technologies plc*	67	1,040
FDM Group Holdings plc	150	651
IDOX plc	4,088	3,230
IQE plc*	8,757	2,321
Kingfisher plc	941	2,963
LSL Property Services plc	349	1,170
Luxfer Holdings plc	229	2,375
M&C Saatchi plc	5,288	11,613
		29,559
United States - 5.9%
Impro Precision Industries Ltd.(2)	11,973	3,855
Signify NV(2)	127	3,918
		7,773
Virgin Islands, British - 1.1%
AdvancedAdvT Ltd.*	875	1,408

Total common stocks (Cost $95,832)		107,369

SHORT-TERM INVESTMENT - 17.3%

INVESTMENT COMPANY - 17.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $22,683)	22,683	22,683

Total investments - 99.3% (Cost $118,515)		130,052

Other assets less liabilities - 0.7%		913

Total net assets - 100.0%#		$130,965

(1)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $3,326, or 2.5% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the value of these securities was $18,080 or 13.8% of net assets.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$11,613	8.9%
Consumer Discretionary	24,580	18.9
Financials	10,705	8.2
Health Care	4,870	3.8
Industrials	21,966	16.9
Information Technology	21,273	16.4
Materials	10,222	7.9
Real Estate	2,140	1.6
Short-Term Investment	22,683	17.4
Total investments	$130,052	100.0%

Artisan Partners Funds	35

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AUD	$3,997	3.1%
CAD	2,026	1.6
CHF	1,510	1.2
DKK	2,136	1.6
EUR	30,105	23.1
GBP	27,181	20.9
HKD	4,023	3.1
IDR	2,393	1.8
INR	3,889	3.0
JPY	13,867	10.7
KRW	2,250	1.7
NOK	1,190	0.9
USD	34,240	26.3
ZAR	1,245	1.0
Total investments	$130,052	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
M&C Saatchi plc	United Kingdom	8.9%
Despegar.com Corp.	Argentina	7.0
Glenveagh Properties plc	Ireland	6.7
Zuken, Inc.	Japan	4.4
Alten SA	France	4.0
Sato Holdings Corp.	Japan	3.9
AlzChem Group AG	Germany	3.4
Steadfast Group Ltd.	Australia	3.1
Signify NV	United States	3.0
Care Ratings Ltd.	India	3.0
Total		47.4%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

36	Artisan Partners Funds

ARTISAN INTERNATIONAL SMALL-MID FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.4%

Belgium - 0.6%
Azelis Group NV	1,304	$27,569

Brazil - 1.7%
Hapvida Participacoes e Investimentos SA*(1)	14,240	10,534
Rumo SA	6,366	28,164
Vibra Energia SA	7,879	39,275
		77,973
Canada - 5.3%
Altus Group Ltd.	710	27,209
CAE, Inc.*	3,416	70,546
Descartes Systems Group, Inc. (The)*	288	26,386
Kinaxis, Inc.*	448	50,986
Lightspeed Commerce, Inc.*	3,133	44,056
Whitecap Resources, Inc.	3,169	23,981
		243,164
China - 0.3%
BeiGene Ltd., ADR*	91	14,226

Denmark - 5.8%
ALK-Abello A/S, Class B*(2)	1,571	28,282
Ambu A/S, Class B*(2)	5,348	88,285
DSV A/S(2)	141	22,947
FLSmidth & Co. A/S*(2)	1,162	58,155
Genmab A/S*(2)	123	36,811
Vestas Wind Systems A/S*(2)	873	24,248
Zealand Pharma A/S, Class A*(2)	115	11,433
		270,161
Finland - 2.5%
Cargotec OYJ, Class B*	201	13,972
Konecranes OYJ	431	22,352
Metso Oyj	6,603	78,397
		114,721
France - 1.6%
Gaztransport Et Technigaz SA	193	28,835
Lectra	1,356	47,323
		76,158
Germany - 4.4%
AIXTRON SE	1,748	46,209
Brenntag SE	371	31,263
Carl Zeiss Meditec AG	54	6,802
Hannover Rueck SE	129	35,430
Hensoldt AG	774	36,293
Immatics NV*	435	4,570
Symrise AG, Class A	345	41,308
		201,875
Iceland - 0.5%
Ossur HF*(2)	4,299	20,809

India - 2.0%
PB Fintech Ltd.*	2,244	30,254
WNS Holdings Ltd.*	1,270	64,170
		94,424

	Shares Held	Value
Israel - 7.4%
Kornit Digital Ltd.*	2,295	$ 41,592
Nice Ltd., ADR*	885	230,596
Radware Ltd.*	1,443	27,008
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	189	11,363
Tel Aviv Stock Exchange Ltd.	4,334	30,260
		340,819
Italy - 1.7%
Davide Campari-Milano NV	2,806	28,200
Ermenegildo Zegna NV	2,351	34,448
Moncler SpA	196	14,603
		77,251
Japan - 14.4%
Azbil Corp.	2,350	65,104
CKD Corp.	2,816	56,095
Daikokutenbussan Co. Ltd.(3)	747	47,759
DMG Mori Co. Ltd.	1,500	40,258
en Japan, Inc.	578	10,297
GMO Financial Gate, Inc.	267	16,021
GMO Payment Gateway, Inc.	665	42,335
Japan Elevator Service Holdings Co. Ltd.	622	9,917
Jeol Ltd.	427	17,672
Lifenet Insurance Co.*	752	7,509
Lion Corp.	1,371	12,302
Money Forward, Inc.*	769	33,940
Morinaga Milk Industry Co. Ltd.	1,902	39,277
Nippon Gas Co. Ltd.	1,009	17,120
NOF Corp.	1,834	25,272
Rohm Co. Ltd.	1,866	29,931
Rohto Pharmaceutical Co. Ltd.	2,555	50,069
SCSK Corp.	1,431	26,825
SG Holdings Co. Ltd.	2,968	37,308
Shiseido Co. Ltd.	761	20,576
Simplex Holdings, Inc.	618	11,564
Suntory Beverage & Food Ltd.	968	32,232
Toyo Suisan Kaisha Ltd.	270	16,919
		666,302
Mexico - 0.7%
Qualitas Controladora SAB de CV(2)	2,839	32,954

Netherlands - 1.0%
IMCD NV	264	46,603

South Korea - 0.1%
Hanmi Pharm Co. Ltd.	18	4,337

Spain - 0.5%
Fluidra SA	975	23,064

Sweden - 3.8%
AAK AB	1,444	34,309
Beijer Ref AB, Class B	1,339	19,895
Fortnox AB*	6,000	37,525
Swedish Orphan Biovitrum AB*	3,403	84,937
		176,666

Artisan Partners Funds	37

	Shares Held	Value
Switzerland - 4.8%
Alcon, Inc.	1,156	$ 95,784
Baloise Holding AG	182	28,480
Belimo Holding AG	35	16,986
Burckhardt Compression Holding AG	37	23,290
Inficon Holding AG	8	12,386
On Holding AG, Class A*	378	13,380
Tecan Group AG	43	17,763
Ypsomed Holding AG	31	12,382
		220,451
Thailand - 1.5%
Fabrinet*	363	68,686

United Kingdom - 19.4%
Alphawave IP Group plc*	17,517	38,690
Balfour Beatty plc	8,614	41,555
Berkeley Group Holdings plc	182	10,927
Britvic plc	4,225	43,837
Chemring Group plc	4,966	22,752
ConvaTec Group plc(1)	44,082	159,348
Direct Line Insurance Group plc*	14,266	35,121
Howden Joinery Group plc	6,709	76,789
Immunocore Holdings plc, ADR*	80	5,189
ITM Power plc*	4,194	2,843
JD Sports Fashion plc	20,511	34,820
JET2 plc	5,596	101,855
LondonMetric Property plc, REIT	4,790	12,285
Moneysupermarket.com Group plc	3,322	9,215
Rotork plc	17,534	72,763
Smiths Group plc	2,695	55,831
Spectris plc	556	23,226
Spirax-Sarco Engineering plc	250	31,741
St. James’s Place plc	2,945	17,265
Subsea 7 SA(2)	2,208	35,219
Trainline plc*(1)	10,014	46,813
WH Smith plc	1,065	17,711
		895,795
United States - 17.4%
Agilysys, Inc.*	697	58,715
Akero Therapeutics, Inc.*	192	4,845
Alkermes plc*	1,300	35,180
Alphatec Holdings, Inc.*	792	10,925
Avidity Biosciences, Inc.*	1,458	37,205
Calix, Inc.*	762	25,282
Chart Industries, Inc.*	38	6,325
CyberArk Software Ltd.*	291	77,354
Disc Medicine, Inc.*	69	4,285
Glaukos Corp.*	768	72,416
Ingersoll Rand, Inc.	693	65,754
Inspire Medical Systems, Inc.*	104	22,371
Insulet Corp.*	113	19,453
Ionis Pharmaceuticals, Inc.*	169	7,330
Legend Biotech Corp., ADR*	310	17,371
Madrigal Pharmaceuticals, Inc.*	251	67,103
Model N, Inc.*	1,500	42,696
Myriad Genetics, Inc.*	1,612	34,368
Rhythm Pharmaceuticals, Inc.*	171	7,420
RxSight, Inc.*	1,187	61,236
STAAR Surgical Co.*	294	11,241
Tarsus Pharmaceuticals, Inc.*	393	14,280
UiPath, Inc., Class A*	2,011	45,584
ViewRay, Inc.*(2)	9,051	—
Wolfspeed, Inc.*	1,926	56,818
		805,557
Total common stocks (Cost $3,709,971)		4,499,565

	Shares Held	Value
SHORT-TERM INVESTMENT - 1.6%

INVESTMENT COMPANY - 1.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $72,438)	72,438	$ 72,438

Total investments - 99.0% (Cost $3,782,409)		4,572,003

Other assets less liabilities - 1.0%		48,571

Total net assets - 100.0%#		$4,620,574

(1)Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the value of these securities was $216,695 or 4.7% of net assets.

(2)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $359,143, or 7.8% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(3)Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$9,215	0.2%
Consumer Discretionary	211,977	4.6
Consumer Staples	336,843	7.4
Energy	88,035	1.9
Financials	275,629	6.0
Health Care	1,046,193	22.9
Industrials	1,281,589	28.0
Information Technology	1,126,890	24.6
Materials	66,580	1.5
Real Estate	39,494	0.9
Utilities	17,120	0.4
Short-Term Investment	72,438	1.6
Total investments	$4,572,003	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
BRL	$77,973	1.7%
CAD	243,164	5.3
CHF	207,071	4.5
DKK	290,970	6.4
EUR	528,223	11.5
GBP	855,387	18.7
ILS	41,623	0.9
INR	30,254	0.7
JPY	666,302	14.6
KRW	4,337	0.1
MXN	32,954	0.7
NOK	35,219	0.8
SEK	176,666	3.9
USD	1,381,860	30.2
Total investments	$4,572,003	100.0%

38	Artisan Partners Funds

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Nice Ltd.	Israel	5.0%
ConvaTec Group plc	United Kingdom	3.4
JET2 plc	United Kingdom	2.2
Alcon, Inc.	Switzerland	2.1
Ambu A/S	Denmark	1.9
Swedish Orphan Biovitrum AB	Sweden	1.8
Metso Oyj	Finland	1.7
CyberArk Software Ltd.	United States	1.7
Howden Joinery Group plc	United Kingdom	1.7
Rotork plc	United Kingdom	1.6
Total		23.1%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	39

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 85.6%

Belgium - 1.9%
Groupe Bruxelles Lambert NV	4,803	$363,061
Liberty Global Ltd., Class A*	9,469	160,223
Liberty Global Ltd., Class C*	5,384	94,980
		618,264
Bermuda - 0.4%
Voussoir RE Ltd. (Preferred Shares)*(1)(2)(3)	1	130,980

Brazil - 0.4%
Telefonica Brasil SA, ADR	13,822	139,190

Canada - 3.9%
Alimentation Couche-Tard, Inc.	10,602	605,112
Suncor Energy, Inc.	18,746	691,838
		1,296,950
China - 3.0%
Alibaba Group Holding Ltd.	66,686	598,535
Anhui Conch Cement Co. Ltd., Class H	45,515	94,673
Hengan International Group Co. Ltd.	33,576	105,743
Trip.com Group Ltd.*	4,459	196,667
		995,618
Finland - 1.4%
Nokia OYJ, ADR	81,911	289,965
Nokia OYJ	52,573	186,660
		476,625
France - 10.4%
Capgemini SE	1,858	427,565
Danone SA	21,762	1,406,093
Safran SA	4,592	1,040,671
Sodexo SA	5,909	506,637
Sodexo SA (Registered Shares)(1)(3)	737	63,219
		3,444,185
Germany - 1.5%
adidas AG	894	199,709
Brenntag SE	577	48,582
Fresenius Medical Care AG	6,116	235,221
		483,512
India - 3.3%
HCL Technologies Ltd.	60,089	1,112,089

Ireland - 2.0%
Ryanair Holdings plc	1,846	41,874
Ryanair Holdings plc, Equity-Linked Security*(1)(4)(5)	28,699	651,121
		692,995
Japan - 1.7%
Nintendo Co. Ltd.	4,450	240,937
Seven & i Holdings Co. Ltd.	22,224	323,859
		564,796
Mexico - 0.8%
Gruma SAB de CV, Class B(1)	13,385	251,566

Netherlands - 3.0%
Koninklijke Philips NV*	38,253	767,856
Universal Music Group NV	6,967	209,551
		977,407

	Shares Held	Value
South Korea - 7.3%
NAVER Corp.	2,211	$ 307,736
Samsung Electronics Co. Ltd.	24,515	1,500,499
Samsung Electronics Co. Ltd. (Preference)	12,354	624,001
		2,432,236
Switzerland - 16.2%
ABB Ltd.	27,127	1,260,028
Barry Callebaut AG	255	369,578
Cie Financiere Richemont SA	4,505	686,799
DSM-Firmenich AG	2,446	278,128
Novartis AG	13,007	1,260,057
Sandoz Group AG*	3,980	120,073
UBS Group AG	45,167	1,389,306
		5,363,969
United Kingdom - 14.7%
Associated British Foods plc	16,592	523,111
Berkeley Group Holdings plc(6)	5,947	357,158
Compass Group plc	26,939	789,854
Lloyds Banking Group plc	983,950	642,803
Pearson plc	23,301	306,451
RELX plc	22,239	961,073
Unilever plc	25,729	1,291,013
		4,871,463
United States - 13.6%
Arch Capital Group Ltd.*	16,982	1,569,830
CNH Industrial NV	24,620	319,077
Garmin Ltd.	5,564	828,303
Holcim AG	8,746	791,941
Sensata Technologies Holding plc	7,196	264,396
Willis Towers Watson plc	2,720	747,988
		4,521,535
Total common stocks and equity-linked security (Cost $20,136,494)		28,373,380

SHORT-TERM INVESTMENT - 11.7%

INVESTMENT COMPANY - 11.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $3,878,180)	3,878,180	3,878,180

MISCELLANEOUS SECURITIES(7) - 1.2%
Total Miscellaneous Securities (Cost $363,816)		411,902

Total investments - 98.5% (Cost $24,378,490)		32,663,462

Other assets less liabilities - 1.5%		495,995

Total net assets - 100.0%#		$33,159,457

(1)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,096,886, or 3.3% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(2)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(3)Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Sodexo SA (Registered Shares)	9/4/2020	$46,862	$63,219	0.2%
Voussoir RE Ltd. (Preferred Shares)	1/13/2023	100,000	130,980	0.4%

40	Artisan Partners Funds

(4)Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 10/23/2023	$445,199	$651,121	2.0%

(5)Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)Affiliated company as defined under the Investment Company Act of 1940. See note 10 in Notes to Financial Statements for additional information.

(7) Represents unrestricted previously undisclosed common stocks which the Fund has held for less than one year.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,152,617	3.5%
Consumer Discretionary	4,533,332	13.9
Consumer Staples	4,876,075	14.9
Energy	691,838	2.1
Financials	4,843,968	14.8
Health Care	2,383,207	7.3
Industrials	4,586,822	14.0
Information Technology	4,140,779	12.7
Materials	1,164,742	3.6
Miscellaneous Securities	411,902	1.3
Short-Term Investment	3,878,180	11.9
Total investments	$32,663,462	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
CAD	$1,296,950	4.0%
CHF	5,877,782	18.0
EUR	6,095,213	18.7
GBP	4,871,463	14.9
HKD	995,618	3.0
INR	1,112,089	3.4
JPY	564,796	1.7
KRW	2,523,752	7.7
MXN	251,566	0.8
USD	9,074,233	27.8
Total investments	$32,663,462	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co. Ltd.	South Korea	6.4%
Arch Capital Group Ltd.	United States	4.7
Danone SA	France	4.2
UBS Group AG	Switzerland	4.2
Unilever plc	United Kingdom	3.9
Novartis AG	Switzerland	3.8
ABB Ltd.	Switzerland	3.8
HCL Technologies Ltd.	India	3.3
Safran SA	France	3.1
RELX plc	United Kingdom	2.9
Total		40.3%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	41

ARTISAN MID CAP FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 98.9%

Banks - 0.8%
NU Holdings Ltd., Class A*(1)	3,362	$40,110

Beverages - 1.5%
Celsius Holdings, Inc.*	932	77,299

Biotechnology - 7.9%
Argenx SE, ADR*(1)	372	146,268
Ascendis Pharma A/S, ADR*(1)	1,091	164,933
Exact Sciences Corp.*	845	58,349
Twist Bioscience Corp.*	887	30,419
		399,969
Broadline Retail - 0.6%
Etsy, Inc.*	440	30,263

Building Products - 1.7%
Trex Co., Inc.*	857	85,486

Capital Markets - 2.6%
MSCI, Inc., Class A	69	38,798
Tradeweb Markets, Inc., Class A	880	91,694
		130,492
Communications Equipment - 1.8%
Arista Networks, Inc.*	318	92,327

Construction & Engineering - 1.8%
Quanta Services, Inc.	357	92,744

Distributors - 0.5%
Pool Corp.	63	25,587

Electrical Equipment - 2.2%
Hubbell, Inc., Class B	190	78,766
Vertiv Holdings Co., Class A	400	32,661
		111,427
Electronic Equipment, Instruments & Components - 2.4%
Jabil, Inc.	583	78,101
Keysight Technologies, Inc.*	257	40,222
		118,323
Entertainment - 6.7%
Liberty Media Corp-Liberty Formula One, Class C*	611	40,072
Live Nation Entertainment, Inc.*	797	84,316
ROBLOX Corp., Class A*	1,434	54,750
Spotify Technology SA*	466	122,886
Take-Two Interactive Software, Inc.*	244	36,204
		338,228
Financial Services - 1.2%
Global Payments, Inc.	432	57,768

Ground Transportation - 2.5%
Saia, Inc.*	218	127,603

Health Care Equipment & Supplies - 6.9%
Dexcom, Inc.*	1,115	154,677
Edwards Lifesciences Corp.*	265	25,351
iRhythm Technologies, Inc.*	517	59,985
Shockwave Medical, Inc.*	335	109,084
		349,097

	Shares Held	Value
Health Care Technology - 2.5%
Veeva Systems, Inc., Class A*	553	$128,053

Hotels, Restaurants & Leisure - 7.9%
Chipotle Mexican Grill, Inc., Class A*	74	216,499
Domino’s Pizza, Inc.	140	69,472
DoorDash, Inc., Class A*	483	66,529
Wingstop, Inc.	123	44,993
		397,493
Household Durables - 1.3%
NVR, Inc.*	8	65,926

Insurance - 2.2%
Arthur J Gallagher & Co.	283	70,823
Ryan Specialty Holdings, Inc., Class A	724	40,168
		110,991
IT Services - 2.1%
GoDaddy, Inc., Class A*	212	25,212
Shopify, Inc., Class A*(1)	1,012	78,092
		103,304
Life Sciences Tools & Services - 6.2%
Gerresheimer AG(1)	688	77,490
Illumina, Inc.*	162	22,185
Repligen Corp.*	275	50,588
West Pharmaceutical Services, Inc.	411	162,558
		312,821
Machinery - 6.9%
Fortive Corp.	1,186	102,049
Ingersoll Rand, Inc.	1,385	131,530
Westinghouse Air Brake Technologies Corp.	266	38,774
Xylem, Inc.	589	76,146
		348,499
Professional Services - 3.3%
Dayforce, Inc.*	852	56,401
Equifax, Inc.	244	65,279
Verisk Analytics, Inc., Class A	193	45,588
		167,268
Real Estate Management & Development - 1.5%
CoStar Group, Inc.*	773	74,629

Semiconductors & Semiconductor Equipment - 6.9%
Lattice Semiconductor Corp.*	2,031	158,893
MACOM Technology Solutions Holdings, Inc.*	269	25,705
Monolithic Power Systems, Inc.	129	87,586
ON Semiconductor Corp.*	1,046	76,942
		349,126
Software - 14.2%
Atlassian Corp., Class A*	636	124,048
Bentley Systems, Inc., Class B	1,285	67,111
Datadog, Inc., Class A*	651	80,475
HubSpot, Inc.*	207	129,789
Monday.com Ltd.*	175	39,562
Synopsys, Inc.*	206	117,667
Tyler Technologies, Inc.*	275	116,741
Zscaler, Inc.*	202	38,845
		714,238
Specialty Retail - 1.7%
AutoZone, Inc.*	12	38,822
Five Below, Inc.*	252	45,713
		84,535

42	Artisan Partners Funds

	Shares Held	Value
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp.*	56	$ 53,041

Total common stocks (Cost $2,888,916)		4,986,647

SHORT-TERM INVESTMENT - 0.7%

INVESTMENT COMPANY - 0.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $34,122)	34,122	34,122

Total investments - 99.6% (Cost $2,923,038)		5,020,769

Other assets less liabilities - 0.4%		20,956

Total net assets - 100.0%#		$5,041,725

(1)The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
Gerresheimer AG	Germany	EUR
NU Holdings Ltd.	Brazil	USD
Shopify, Inc.	Canada	USD

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$338,228	6.7%
Consumer Discretionary	656,845	13.1
Consumer Staples	77,299	1.5
Financials	339,361	6.8
Health Care	1,189,941	23.7
Industrials	933,026	18.6
Information Technology	1,377,318	27.4
Real Estate	74,629	1.5
Short-Term Investment	34,122	0.7
Total investments	$5,020,769	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$77,490	1.5%
USD	4,943,279	98.5
Total investments	$5,020,769	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Chipotle Mexican Grill, Inc.	United States	4.3%
Ascendis Pharma A/S	Denmark	3.3
West Pharmaceutical Services, Inc.	United States	3.2
Lattice Semiconductor Corp.	United States	3.2
Dexcom, Inc.	United States	3.1
Argenx SE	Netherlands	2.9
Ingersoll Rand, Inc.	United States	2.6
HubSpot, Inc.	United States	2.6
Veeva Systems, Inc.	United States	2.5
Saia, Inc.	United States	2.5
Total		30.2%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	43

ARTISAN MID CAP VALUE FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Principal amount, shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 97.3%

Aerospace & Defense - 1.2%
CAE, Inc.*(1)	719	$14,845

Air Freight & Logistics - 1.9%
Expeditors International of Washington, Inc.	185	22,521

Automobile Components - 2.8%
BorgWarner, Inc.	352	12,218
Gentex Corp.	598	21,608
		33,826
Banks - 9.2%
Fifth Third Bancorp	690	25,664
First Citizens BancShares, Inc., Class A	30	48,419
M&T Bank Corp.	160	23,246
WaFd, Inc.	445	12,929
		110,258
Capital Markets - 2.1%
Moelis & Co., Class A	446	25,318

Consumer Staples Distribution & Retail - 5.2%
Dollar General Corp.	105	16,348
Kroger Co. (The)	457	26,087
Sysco Corp.	245	19,904
		62,339
Distributors - 2.1%
LKQ Corp.	485	25,914

Electric Utilities - 3.8%
Alliant Energy Corp.	422	21,258
OGE Energy Corp.	705	24,179
		45,437
Electrical Equipment - 2.7%
nVent Electric plc	427	32,182

Electronic Equipment, Instruments & Components - 3.9%
Vontier Corp.	1,033	46,868

Energy Equipment & Services - 2.4%
NOV, Inc.	1,470	28,685

Entertainment - 2.8%
Electronic Arts, Inc.	150	19,912
Warner Bros Discovery, Inc.*	1,584	13,828
		33,740
Financial Services - 2.0%
Corebridge Financial, Inc.(2)	848	24,373

Food Products - 2.1%
Tyson Foods, Inc., Class A	422	24,766

Ground Transportation - 3.5%
U-Haul Holding Co., Series N	560	37,361
U-Haul Holding Co.*	63	4,234
		41,595

	Shares Held	Value
Health Care Equipment & Supplies - 4.6%
Baxter International, Inc.	676	$ 28,896
Dentsply Sirona, Inc.	808	26,831
		55,727
Health Care Providers & Services - 2.4%
Centene Corp.*	361	28,352

Hotels, Restaurants & Leisure - 6.2%
Expedia Group, Inc.*	228	31,442
Marriott International, Inc., Class A	96	24,149
Vail Resorts, Inc.	87	19,417
		75,008
Insurance - 6.9%
Arch Capital Group Ltd.*	330	30,496
Globe Life, Inc.	287	33,435
Progressive Corp. (The)	90	18,567
		82,498
Interactive Media & Services - 1.7%
IAC, Inc.*	388	20,714

Life Sciences Tools & Services - 4.5%
Bio-Rad Laboratories, Inc., Class A*	74	25,758
Waters Corp.*	82	28,342
		54,100
Machinery - 1.9%
Otis Worldwide Corp.	230	22,838

Media - 6.3%
Cable One, Inc.	53	22,467
News Corp., Class A	1,178	30,849
Omnicom Group, Inc.	234	22,612
		75,928
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.*	33	6,357

Retail REITs - 1.9%
NNN REIT, Inc.	527	22,512

Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	222	43,973

Software - 1.7%
Check Point Software Technologies Ltd.*(1)	128	20,923

Specialized REITs - 4.4%
Lamar Advertising Co., Class A	284	33,936
Public Storage	64	18,531
		52,467
Specialty Retail - 1.6%
AutoNation, Inc.*	119	19,649
GNC Holdings, Inc. (escrow shares)*(3)(4)	220	—
		19,649
Technology Hardware, Storage & Peripherals - 1.3%
NetApp, Inc.	149	15,596

Total common stocks (Cost $705,136)		1,169,309

44	Artisan Partners Funds

	Shares Held	Value
SHORT-TERM INVESTMENT - 3.8%

INVESTMENT COMPANY - 3.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19%(5) (Cost $45,391)	45,391	$ 45,391

Total investments - 101.1% (Cost $750,527)		1,214,700

Other assets less liabilities - (1.1%)		(12,636)

Total net assets - 100.0%#		$1,202,064

(1)The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
CAE, Inc.	Canada	USD
Check Point Software Technologies Ltd.	Israel	USD

(2)All or a portion of security is on loan at March 31, 2024.

(3)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(4)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(5)Security is partially used as collateral for securities lending. At March 31, 2024, the Fund had loaned securities with a total value of $22,984. This was collateralized by cash of $23,000 which was subsequently invested in an investment company.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$130,382	10.7%
Consumer Discretionary	154,397	12.7
Consumer Staples	87,106	7.2
Energy	28,685	2.4
Financials	242,448	20.0
Health Care	138,178	11.4
Industrials	133,980	11.0
Information Technology	127,360	10.5
Real Estate	81,336	6.7
Utilities	45,437	3.7
Short-Term Investment	45,391	3.7
Total investments	$1,214,700	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
First Citizens BancShares, Inc.	United States	4.0%
Vontier Corp.	United States	3.9
Analog Devices, Inc.	United States	3.7
U-Haul Holding Co.	United States	3.5
Lamar Advertising Co.	United States	2.8
Globe Life, Inc.	United States	2.8
nVent Electric plc	United States	2.7
Expedia Group, Inc.	United States	2.6
News Corp.	United States	2.6
Arch Capital Group Ltd.	United States	2.5
Total		31.1%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	45

ARTISAN SELECT EQUITY FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.6%

Automobiles - 4.5%
Harley-Davidson, Inc.	50	$2,203

Banks - 3.6%
Citigroup, Inc.	28	1,753

Broadline Retail - 2.9%
Alibaba Group Holding Ltd., ADR(1)	19	1,406

Capital Markets - 8.3%
Bank of New York Mellon Corp. (The)	35	2,025
Charles Schwab Corp. (The)	28	2,034
		4,059
Chemicals - 4.2%
Axalta Coating Systems Ltd.*	60	2,061

Construction Materials - 5.7%
Heidelberg Materials AG(1)	25	2,756

Consumer Finance - 6.2%
American Express Co.	13	3,029

Financial Services - 5.8%
Berkshire Hathaway, Inc., Class B*	7	2,840

Food Products - 4.5%
Danone SA(1)	34	2,192

Health Care Providers & Services - 9.9%
Elevance Health, Inc.	5	2,676
Henry Schein, Inc.*	29	2,155
		4,831
Hotels, Restaurants & Leisure - 6.7%
Aramark	62	2,002
Expedia Group, Inc.*	9	1,262
		3,264
Insurance - 8.3%
Marsh & McLennan Cos., Inc.	7	1,341
Progressive Corp. (The)	13	2,717
		4,058
Interactive Media & Services - 9.9%
Alphabet, Inc., Class A*	16	2,411
Meta Platforms, Inc., Class A	5	2,431
		4,842
Passenger Airlines - 1.7%
Southwest Airlines Co.	29	845

Semiconductors & Semiconductor Equipment - 3.1%
Lam Research Corp.	2	1,516

Technology Hardware, Storage & Peripherals - 5.3%
Samsung Electronics Co. Ltd.(1)	43	2,605
Total common stocks (Cost $31,893)		44,260

	Shares Held	Value
SHORT-TERM INVESTMENT - 9.0%

INVESTMENT COMPANY - 9.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $4,416)	4,416	$4,416

Total investments - 99.6% (Cost $36,309)		48,676

Other assets less liabilities - 0.4%		216

Total net assets - 100.0%#		$48,892

(1)The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Alibaba Group Holding Ltd.	China	USD
Danone SA	France	EUR
Heidelberg Materials AG	Germany	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$4,842	10.0%
Consumer Discretionary	6,873	14.1
Consumer Staples	2,193	4.5
Financials	15,738	32.3
Health Care	4,831	9.9
Industrials	845	1.7
Information Technology	4,121	8.5
Materials	4,817	9.9
Short-Term Investment	4,416	9.1
Total investments	$48,676	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$4,949	10.2%
KRW	2,605	5.4
USD	41,122	84.4
Total investments	$48,676	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
American Express Co.	United States	6.2%
Berkshire Hathaway, Inc.	United States	5.8
Heidelberg Materials AG	Germany	5.7
Progressive Corp. (The)	United States	5.6
Elevance Health, Inc.	United States	5.5
Samsung Electronics Co. Ltd.	South Korea	5.3
Meta Platforms, Inc.	United States	5.0
Alphabet, Inc.	United States	4.9
Harley-Davidson, Inc.	United States	4.5
Danone SA	France	4.5
Total		53.0%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

46	Artisan Partners Funds

ARTISAN SMALL CAP FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 99.1%

Biotechnology - 21.4%
Argenx SE, ADR*(1)	168	$66,307
Ascendis Pharma A/S, ADR*(1)	550	83,138
Cabaletta Bio, Inc.*	176	3,006
Denali Therapeutics, Inc.*	187	3,847
Exact Sciences Corp.*	416	28,721
Halozyme Therapeutics, Inc.*	1,839	74,793
Ionis Pharmaceuticals, Inc.*	77	3,347
Iovance Biotherapeutics, Inc.*	2,643	39,173
Twist Bioscience Corp.*	874	29,996
Veracyte, Inc.*	1,593	35,312
		367,640
Broadline Retail - 0.7%
Etsy, Inc.*	178	12,257

Building Products - 3.3%
Advanced Drainage Systems, Inc.	67	11,470
Trex Co., Inc.*	459	45,784
		57,254
Capital Markets - 1.1%
MarketAxess Holdings, Inc.	88	19,303

Construction & Engineering - 1.9%
MYR Group, Inc.*	134	23,743
Valmont Industries, Inc.	38	8,737
		32,480
Diversified Consumer Services - 1.2%
Duolingo, Inc., Class A*	90	19,862

Electronic Equipment, Instruments & Components - 4.8%
Flex Ltd.*	936	26,772
IPG Photonics Corp.*	74	6,691
Novanta, Inc.*	286	49,977
		83,440
Financial Services - 0.8%
Shift4 Payments, Inc., Class A*	209	13,793

Ground Transportation - 2.6%
Saia, Inc.*	77	45,026

Health Care Equipment & Supplies - 9.1%
Inspire Medical Systems, Inc.*	70	15,020
iRhythm Technologies, Inc.*	239	27,699
Lantheus Holdings, Inc.*	53	3,320
Penumbra, Inc.*	72	16,028
PROCEPT BioRobotics Corp.*	184	9,091
Shockwave Medical, Inc.*	265	86,309
		157,467
Hotels, Restaurants & Leisure - 2.5%
Cava Group, Inc.*	117	8,216
Dutch Bros, Inc., Class A*	240	7,921
Wingstop, Inc.	74	27,031
		43,168
Household Durables - 1.9%
SharkNinja, Inc.	517	32,217

	Shares Held	Value
Life Sciences Tools & Services - 3.4%
Repligen Corp.*	185	$ 34,070
Stevanato Group SpA(1)	784	25,172
		59,242
Machinery - 3.5%
John Bean Technologies Corp.	67	7,058
SPX Technologies, Inc.*	425	52,288
		59,346
Personal Care Products - 1.0%
elf Beauty, Inc.*	51	10,089
Inter Parfums, Inc.	56	7,857
		17,946
Professional Services - 2.9%
Dayforce, Inc.*	571	37,778
Paycor HCM, Inc.*	589	11,445
		49,223
Semiconductors & Semiconductor Equipment - 12.7%
Allegro MicroSystems, Inc.*(1)	831	22,411
Astera Labs, Inc.*	239	17,700
Lattice Semiconductor Corp.*	1,347	105,353
MACOM Technology Solutions Holdings, Inc.*	436	41,744
Onto Innovation, Inc.*	91	16,554
Rambus, Inc.*	244	15,078
		218,840
Software - 19.4%
Appfolio, Inc., Class A*	46	11,329
Bentley Systems, Inc., Class B	620	32,356
CCC Intelligent Solutions Holdings, Inc.*	2,449	29,292
Clearwater Analytics Holdings, Inc., Class A*	1,267	22,421
Confluent, Inc., Class A*	271	8,259
Gitlab, Inc., Class A*	147	8,555
Guidewire Software, Inc.*	627	73,199
Model N, Inc.*	366	10,414
Procore Technologies, Inc.*	383	31,500
Smartsheet, Inc., Class A*	257	9,907
Sprout Social, Inc., Class A*	281	16,770
Tyler Technologies, Inc.*	98	41,519
Workiva, Inc., Class A*	453	38,428
		333,949
Specialty Retail - 2.1%
Five Below, Inc.*	95	17,250
Floor & Decor Holdings, Inc., Class A*	150	19,421
		36,671
Textiles, Apparel & Luxury Goods - 2.2%
Crocs, Inc.*	142	20,430
On Holding AG, Class A*(1)	502	17,746
		38,176
Trading Companies & Distributors - 0.6%
WESCO International, Inc.	56	9,562
Total common stocks (Cost $1,074,090)		1,706,862

Artisan Partners Funds	47

	Shares Held	Value
SHORT-TERM INVESTMENT - 0.3%

INVESTMENT COMPANY - 0.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $4,871)	4,871	$4,871

Total investments - 99.4% (Cost $1,078,961)		1,711,733

Other assets less liabilities - 0.6%		10,126

Total net assets - 100.0%#		$1,721,859

(1)The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Allegro MicroSystems, Inc.	Japan	USD
Argenx SE	Netherlands	USD
Ascendis Pharma A/S	Denmark	USD
On Holding AG	Switzerland	USD
Stevanato Group SpA	Italy	USD

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$182,352	10.7%
Consumer Staples	17,946	1.0
Financials	33,096	1.9
Health Care	584,349	34.1
Industrials	252,891	14.8
Information Technology	636,228	37.2
Short-Term Investment	4,871	0.3
Total investments	$1,711,733	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lattice Semiconductor Corp.	United States	6.1%
Shockwave Medical, Inc.	United States	5.0
Ascendis Pharma A/S	Denmark	4.8
Halozyme Therapeutics, Inc.	United States	4.3
Guidewire Software, Inc.	United States	4.3
Argenx SE	Netherlands	3.9
SPX Technologies, Inc.	United States	3.0
Novanta, Inc.	United States	2.9
Trex Co., Inc.	United States	2.7
Saia, Inc.	United States	2.6
Total		39.6%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

48	Artisan Partners Funds

ARTISAN SUSTAINABLE EMERGING MARKETS FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.6%

Brazil - 10.1%
GPS Participacoes e Empreendimentos SA(1)	700	$2,914
Itau Unibanco Holding SA (Preference)	490	3,393
Lojas Renner SA	336	1,135
MercadoLibre, Inc.*	3	4,612
Vale SA	184	2,235
VTEX, Class A*	101	821
		15,110
Chile - 1.5%
Empresa Nacional de Telecomunicaciones SA	334	1,110
Vina Concha y Toro SA	892	1,080
		2,190
China - 15.7%
Alibaba Group Holding Ltd.	463	4,154
Baidu, Inc., Class A*	114	1,497
China Traditional Chinese Medicine Holdings Co. Ltd.	4,581	2,505
Estun Automation Co. Ltd., Class A	1,429	3,696
Kingsoft Cloud Holdings Ltd., ADR*(2)	100	304
NIO, Inc., ADR*(2)	89	401
Noah Holdings Ltd., ADR	28	316
Prosus NV	100	3,151
Trip.com Group Ltd.*	51	2,236
Wuxi Biologics Cayman, Inc.*(3)	989	1,806
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,053	3,337
		23,403
Egypt - 0.3%
Commercial International Bank - Egypt (CIB), GDR*(3)	263	420

Greece - 2.3%
Alpha Services and Holdings SA*	777	1,366
Mytilineos SA	52	2,006
		3,372
Hong Kong - 1.1%
AIA Group Ltd.	241	1,616

India - 10.2%
Havells India Ltd.	147	2,666
ICICI Bank Ltd.	420	5,508
Infosys Ltd.	153	2,741
Reliance Industries Ltd.	122	4,331
		15,246
Indonesia - 2.2%
Bank Rakyat Indonesia Persero Tbk. PT	5,701	2,175
Indofood CBP Sukses Makmur Tbk. PT	1,481	1,083
		3,258
Kazakhstan - 2.2%
Kaspi.KZ JSC, ADR(3)	26	3,362

Malaysia - 1.4%
Frontken Corp. Bhd.	1,400	1,148
MR DIY Group M Bhd.(3)	2,798	881
		2,029
Mexico - 5.0%
Cemex SAB de CV*(4)	2,185	1,973
Gentera SAB de CV(4)	1,676	2,888
Vista Energy SAB de CV, ADR*	61	2,537
		7,398

	Shares Held	Value
Panama - 0.8%
Copa Holdings SA, Class A	11	$ 1,131

Peru - 1.7%
Credicorp Ltd.	15	2,548

Poland - 1.4%
InPost SA*	135	2,079

Romania - 1.0%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA*	52	1,501

Russia - 0.0%
MMC Norilsk Nickel PJSC, ADR*(4)(5)(6)	39	—
Sberbank of Russia PJSC(4)(5)(6)	265	—
		—
Singapore - 0.3%
Sea Ltd., ADR*	10	516

South Africa - 3.3%
FirstRand Ltd.(2)	567	1,848
Gold Fields Ltd., ADR	87	1,378
MTN Group Ltd.	334	1,651
		4,877
South Korea - 12.6%
Cosmax, Inc.	8	720
HYBE Co. Ltd.	10	1,741
LG Energy Solution Ltd.*	4	1,054
Samsung Biologics Co. Ltd.*(3)	4	2,377
Samsung Electronics Co. Ltd.	184	11,284
Shinhan Financial Group Co. Ltd.	47	1,613
		18,789
Taiwan - 18.3%
E Ink Holdings, Inc.	625	4,474
MediaTek, Inc.	142	5,295
Taiwan Semiconductor Manufacturing Co. Ltd.	717	17,444
		27,213
Thailand - 0.6%
Bangkok Bank PCL	222	847

United Arab Emirates - 1.1%
ADNOC Logistics & Services	892	988
Borouge plc	906	615
		1,603
United States - 1.0%
Globant SA*	7	1,439

Vietnam - 2.5%
Vietnam Technological & Commercial Joint Stock Bank*	1,954	3,746
Total common stocks (Cost $116,461)		143,693

Artisan Partners Funds	49

	Shares Held	Value
SHORT-TERM INVESTMENT - 4.8%

INVESTMENT COMPANY - 4.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19%(7) (Cost $7,089)	7,089	$ 7,089

Total investments - 101.4% (Cost $123,550)		150,782

Other assets less liabilities - (1.4)%		(2,041)

Total net assets - 100.0%#		$148,741

(1)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)All or a portion of security is on loan at March 31, 2024.

(3)Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At March 31, 2024, the value of these securities was $8,846 or 5.9% of net assets.

(4)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $4,861, or 3.3% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(5)Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(6)Security is restricted.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
MMC Norilsk Nickel PJSC	09/25/2013 - 12/23/2021	$737	$—	0.0%
Sberbank of Russia PJSC	01/08/2019 - 03/25/2020	772	—	0.0%

(7)Security is partially used as collateral for securities lending. At March 31, 2024, the Fund had loaned securities with a total value of $1,984. This was collateralized by cash of $2,080 which was subsequently invested in an investment company.

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$7,336	4.9%
Consumer Discretionary	16,570	11.0
Consumer Staples	2,883	1.9
Energy	7,856	5.2
Financials	31,646	21.0
Health Care	6,688	4.4
Industrials	20,031	13.3
Information Technology	42,981	28.5
Materials	6,201	4.1
Utilities	1,501	1.0
Short-Term Investment	7,089	4.7
Total investments	$150,782	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
AED	$1,603	1.1%
BRL	9,677	6.4
CLP	2,190	1.4
CNY	3,696	2.5
EUR	8,602	5.7
HKD	17,151	11.4
IDR	3,258	2.2
INR	15,246	10.1
KRW	18,789	12.5
MXN	4,861	3.2
MYR	2,029	1.3
RON	1,501	1.0
THB	847	0.6
TWD	27,213	18.0
USD	26,874	17.8
VND	3,746	2.5
ZAR	3,499	2.3
Total investments	$150,782	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	11.7%
Samsung Electronics Co. Ltd.	South Korea	7.6
ICICI Bank Ltd.	India	3.7
MediaTek, Inc.	Taiwan	3.6
MercadoLibre, Inc.	Brazil	3.1
E Ink Holdings, Inc.	Taiwan	3.0
Reliance Industries Ltd.	India	2.9
Alibaba Group Holding Ltd.	China	2.8
Vietnam Technological & Commercial Joint Stock Bank	Vietnam	2.5
Estun Automation Co. Ltd.	China	2.5
Total		43.4%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

50	Artisan Partners Funds

ARTISAN VALUE FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.1%

Aerospace & Defense - 6.9%
Airbus SE(1)	58	$10,669
Northrop Grumman Corp.	9	4,074
Safran SA(1)	39	8,858
		23,601
Air Freight & Logistics - 3.9%
FedEx Corp.	20	5,827
United Parcel Service, Inc., Class B	52	7,655
		13,482
Banks - 7.7%
Bank of America Corp.	223	8,437
PNC Financial Services Group, Inc. (The)	52	8,353
US Bancorp	216	9,638
		26,428
Beverages - 4.7%
Diageo plc(1)	223	8,242
Heineken Holding NV(1)	96	7,746
		15,988
Capital Markets - 7.2%
CME Group, Inc.	37	7,967
Goldman Sachs Group, Inc. (The)	22	9,058
Morgan Stanley	80	7,504
		24,529
Consumer Staples Distribution & Retail - 1.9%
Dollar General Corp.	42	6,601

Energy Equipment & Services - 2.7%
Schlumberger NV	172	9,405

Entertainment - 4.5%
Electronic Arts, Inc.	42	5,608
Walt Disney Co. (The)	56	6,815
Warner Bros Discovery, Inc.*	362	3,164
		15,587
Financial Services - 6.8%
Berkshire Hathaway, Inc., Class B*	16	6,901
Fiserv, Inc.*	50	7,942
Visa, Inc., Class A	31	8,604
		23,447
Food Products - 2.2%
Kerry Group plc, Class A(1)	88	7,522

Health Care Equipment & Supplies - 6.4%
Baxter International, Inc.	209	8,944
Koninklijke Philips NV*(1)	251	5,046
Medtronic plc	90	7,818
		21,808
Health Care Providers & Services - 5.1%
Cigna Group (The)	27	9,865
Humana, Inc.	22	7,654
		17,519
Hotels, Restaurants & Leisure - 7.2%
Booking Holdings, Inc.	2	8,776
Compass Group plc(1)	337	9,891
Marriott International, Inc., Class A	24	5,972
		24,639

	Shares Held	Value
Insurance - 3.0%
Arch Capital Group Ltd.*	112	$ 10,327

Interactive Media & Services - 8.5%
Alphabet, Inc., Class C*	90	13,707
Meta Platforms, Inc., Class A	32	15,531
		29,238
Media - 3.0%
Comcast Corp., Class A	236	10,240

Oil, Gas & Consumable Fuels - 2.8%
EOG Resources, Inc.	74	9,523

Pharmaceuticals - 2.0%
Merck & Co., Inc.	52	6,874

Semiconductors & Semiconductor Equipment - 3.9%
NXP Semiconductors NV(1)	22	5,465
Texas Instruments, Inc.	44	7,747
		13,212
Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co. Ltd. (Preference)(1)	113	5,716

Tobacco - 4.0%
Altria Group, Inc.	145	6,323
Philip Morris International, Inc.	81	7,385
		13,708
Total common stocks (Cost $212,986)		329,394

SHORT-TERM INVESTMENT - 4.7%

INVESTMENT COMPANY - 4.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $16,028)	16,028	16,028

Total investments - 100.8% (Cost $229,014)		345,422

Other assets less liabilities - (0.8%)		(2,724)

Total net assets - 100.0%#		$342,698

(1)The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Diageo plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Kerry Group plc	Ireland	EUR
Koninklijke Philips NV	Netherlands	EUR
NXP Semiconductors NV	China	USD
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

Artisan Partners Funds	51

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$55,065	15.9%
Consumer Discretionary	24,639	7.1
Consumer Staples	43,820	12.7
Energy	18,928	5.5
Financials	84,729	24.5
Health Care	46,201	13.4
Industrials	37,084	10.7
Information Technology	18,928	5.5
Short-Term Investment	16,028	4.7
Total investments	$345,422	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$39,840	11.5%
GBP	18,134	5.2
KRW	5,716	1.7
USD	281,732	81.6
Total investments	$345,422	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Meta Platforms, Inc.	United States	4.5%
Alphabet, Inc.	United States	4.0
Airbus SE	France	3.1
Arch Capital Group Ltd.	United States	3.0
Comcast Corp.	United States	3.0
Compass Group plc	United Kingdom	2.9
Cigna Group (The)	United States	2.9
US Bancorp	United States	2.8
EOG Resources, Inc.	United States	2.8
Schlumberger NV	United States	2.7
Total		31.7%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

52	Artisan Partners Funds

ARTISAN VALUE INCOME FUND

Schedule of Investments — March 31, 2024 (Unaudited)

Principal amount, shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 88.5%

Aerospace & Defense - 2.7%
Airbus SE(1)	1	$229
Safran SA(1)	1	177
		406
Air Freight & Logistics - 1.9%
United Parcel Service, Inc., Class B	2	292

Airlines - 1.5%
Ryanair Holdings plc, Equity-Linked Security*(1)(2)(3)(4)	10	232

Banks - 9.0%
Bank of America Corp.	7	281
Fifth Third Bancorp	5	204
M&T Bank Corp.	2	225
PNC Financial Services Group, Inc. (The)	2	256
US Bancorp	6	282
WaFd, Inc.	4	116
		1,364
Beverages - 6.0%
Coca-Cola Co. (The)	4	261
Diageo plc(1)	8	280
Heineken Holding NV(1)	5	371
		912
Capital Markets - 6.5%
CME Group, Inc.	1	307
Goldman Sachs Group, Inc. (The)	—^	201
Moelis & Co., Class A	4	235
Morgan Stanley	3	242
		985
Consumer Staples Distribution & Retail - 1.4%
Sysco Corp.	3	207

Electric Utilities - 8.6%
Alliant Energy Corp.	5	263
Evergy, Inc.	4	230
IDACORP, Inc.	2	202
OGE Energy Corp.	9	294
PPL Corp.	12	317
		1,306
Electrical Equipment - 2.2%
nVent Electric plc	4	331

Financial Services - 3.3%
Corebridge Financial, Inc.	10	273
Visa, Inc., Class A	1	235
		508
Food Products - 2.0%
Tyson Foods, Inc., Class A	5	306

Gas Utilities - 1.7%
Atmos Energy Corp.	2	260

Health Care Equipment & Supplies - 5.9%
Baxter International, Inc.	8	350
Koninklijke Philips NV*(1)	9	173
Medtronic plc	4	377
		900

	Shares Held	Value
Health Care REITs - 1.3%
Universal Health Realty Income Trust	5	$194

Hotels, Restaurants & Leisure - 3.5%
Compass Group plc(1)	10	287
Vail Resorts, Inc.	1	238
		525
Machinery - 2.4%
Otis Worldwide Corp.	4	358

Media - 6.3%
Cable One, Inc.	—^	194
Comcast Corp., Class A(5)	11	474
Omnicom Group, Inc.	3	283
		951
Oil, Gas & Consumable Fuels - 2.8%
EOG Resources, Inc.	3	429

Pharmaceuticals - 1.8%
Merck & Co., Inc.	2	277

Retail REITs - 1.6%
NNN REIT, Inc.	6	246

Semiconductors & Semiconductor Equipment - 1.5%
Texas Instruments, Inc.	1	231

Specialized REITs - 5.6%
Lamar Advertising Co., Class A	5	566
Public Storage	1	287
		853
Technology Hardware, Storage & Peripherals - 3.6%
NetApp, Inc.	3	274
Samsung Electronics Co. Ltd. (Preference)(1)	5	267
		541
Tobacco - 5.4%
Altria Group, Inc.	9	413
Philip Morris International, Inc.(5)	5	415
		828
Total common stocks and equity-linked security (Cost $12,464)		13,442
	Principal Amount
CORPORATE BONDS - 4.6%

Banks - 2.2%
M&T Bank Corp.
Series E, (SOFR + 3.87%), 9.18%, 5/15/2024(6)(7)	$171	172
Wells Fargo & Co.
Series S, (SOFR + 3.11%), 5.90%, 6/15/2024(6)(7)(8)	170	169
		341
Broadline Retail - 1.3%
ANGI Group LLC
3.88%, 8/15/2028(9)	228	198

Media - 1.1%
Cable One, Inc.
4.00%, 11/15/2030(9)	209	163
Total corporate bonds (Cost $684)		702

Artisan Partners Funds	53

	Principal Amount	Value
CONVERTIBLE BONDS - 2.4%

Media - 1.1%
Cable One, Inc.
Zero Coupon, 3/15/2026	$ 106	$ 92
1.13%, 3/15/2028	97	73
		165
Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Redwood Trust, Inc.
7.75%, 6/15/2027	215	206
Total convertible bonds (Cost $381)		371
	Shares Held
PREFERRED STOCK - 1.8%

Banks - 1.8%
WaFd, Inc. Series A, 4.88%(6) (Cost $235)	17	272

SHORT-TERM INVESTMENT - 3.2%

INVESTMENT COMPANY - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 5.19% (Cost $485)	485	485

Total investments - 100.5% (Cost $14,249)		15,272

Written Option Contracts - (0.2)% (Premiums received $(16))		(27)

Other assets less liabilities - (0.3%)		(49)

Total net assets - 100.0%#		$15,196

(1)The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	EUR
Compass Group plc	United Kingdom	GBP
Diageo plc	United Kingdom	GBP
Heineken Holding NV	Netherlands	EUR
Koninklijke Philips NV	Netherlands	EUR
Ryanair Holdings plc	Ireland	USD
Safran SA	France	EUR
Samsung Electronics Co. Ltd.	South Korea	KRW

(2)Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $232, or 1.5% of total net assets. See notes 2(b) and 4 in Notes to Financial Statements for additional information.

(3)Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	03/12/2024	$226	$232	1.5%

(4)Security is an equity-linked security issued by HSBC Bank plc. As described in 2(h) in Notes to Financial Statements, equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)At March 31, 2024, all or a portion of this security was pledged to cover collateral requirements for written options.

(6)Perpetual security. The rate reflected was the rate in effect on March 31, 2024. The maturity date reflects the next call date.

(7)Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2024.

(8)Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger.  The interest rate shown was the current rate as of March 31, 2024.

(9)Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

54	Artisan Partners Funds

WRITTEN OPTION CONTRACTS

Dollar values in thousands except exercise price

Call Options
Number of Contracts‡	Description	Exercise Price	Notional Amount	Expiration Date	Premiums Received by Fund	Market Value	Unrealized Appreciation/ (Depreciation)
2	Airbus SE	EUR150.00	$34	06/21/24	$(2)	$ (5)	$ (3)
2	Airbus SE	EUR180.00	34	09/20/24	(2)	(2)	(–)^
2	CME Group, Inc.	$220.00	43	06/21/24	(1)	(1)	–^
2	CME Group, Inc.	$210.00	43	06/21/24	(1)	(2)	(1)
1	Compass Group plc	GBP22.00	23	06/21/24	(1)	(3)	(2)
16	Corebridge Financial, Inc.	$ 25.00	46	07/19/24	(2)	(9)	(7)
5	NetApp, Inc.	$115.00	52	07/19/24	(3)	(1)	2
2	Safran SA	EUR220.00	42	09/20/24	(1)	(2)	(1)
1	Visa, Inc.	$280.00	28	07/19/24	(1)	(1)	(–)^
2	Visa, Inc.	$310.00	56	10/18/24	(2)	(1)	1
Total written option contracts					$(16)	$(27)	$(11)

PORTFOLIO DIVERSIFICATION

Dollar values in thousands

	Value	Percentage of Total Investments
Communication Services	$1,279	8.4%
Consumer Discretionary	723	4.7
Consumer Staples	2,254	14.7
Energy	429	2.8
Financials	3,675	24.1
Health Care	1,178	7.7
Industrials	1,619	10.6
Information Technology	772	5.0
Real Estate	1,292	8.5
Utilities	1,566	10.3
Short-Term Investment	485	3.2
Total investments	$15,272	100.0%

TRADING CURRENCIES

Dollar values in thousands

	Value	Percentage of Total Investments
EUR	$950	6.2%
GBP	567	3.7
KRW	266	1.7
USD	13,489	88.4
Total investments	$15,272	100.0%

TOP TEN HOLDINGS

Company Name	Country	Percentage of Total Net Assets
Lamar Advertising Co.	United States	3.7%
Cable One, Inc.	United States	3.4
Comcast Corp.	United States	3.1
EOG Resources, Inc.	United States	2.8
Philip Morris International, Inc.	United States	2.7
Altria Group, Inc.	United States	2.7
M&T Bank Corp.	United States	2.6
WaFd, Inc.	United States	2.6
Medtronic plc	United States	2.5
Heineken Holding NV	Netherlands	2.4
Total		28.5%

Definitions of abbreviations and footnotes are detailed on pages 2-3.

The accompanying notes are an integral part of the financial statements.

Artisan Partners Funds	55

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2024 (Unaudited)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	DEVELOPING WORLD	EMERGING MARKETS DEBT OPPORTUNITIES*		FLOATING RATE	FOCUS
ASSETS:
Investments in securities, unaffiliated, at value	$3,189,031	$45,630		$69,288	$990,847
Short-term investments, at value	50,520	8,015		15,572	29,463
Total investments	3,239,551	53,645		84,860	1,020,310
Cash	23,497	224		794	10,395
Cash pledged for centrally cleared swap contracts	—	1,483		—	—
Deposits with broker for forward contracts	—	1,309		—	—
Deposits with broker for futures contracts	—	400		—	—
Foreign currency	11,811	587		—	—
Unrealized appreciation on foreign currency forward contracts	—	375		—	1,405
Receivable from investments sold	34,270	700		687	15,125
Receivable from fund shares sold	6,681	542		149	656
Swaps contracts, at value	—	—	(1)	—	—
Receivable for variation margin on centrally cleared swap contracts	—	213		—	—
Dividends and interest receivable	1,139	1,095		432	842
Other assets	432	8		45	133
Total assets	3,317,381	60,581		86,967	1,048,866
LIABILITIES:
Written options, at value	—	—		—	632	(2)
Unrealized depreciation on foreign currency forward contracts	—	247		—	387
Dividends payable	—	—		3	—
Payable for investments purchased	21,722	2,472		9,428	41,124
Payable for fund shares redeemed	11,122	—		257	754
Payable for variation margin on futures contracts	—	—	(1)	—	—
Payable for operating expenses	664	155		108	231
Payable for management fees	552	15		15	165
Payable for deferred director’s compensation	400	7		7	117
Payable for foreign taxes on unrealized gains	—	1		—	—
Total liabilities	34,460	2,897		9,818	43,410
Total net assets	$3,282,921	$ 57,684		$77,149	$1,005,456
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$2,851,120	$56,367		$78,711	$765,695
Total distributable earnings (loss)	431,801	1,317		(1,562)	239,761
Total net assets	$3,282,921	$57,684		$77,149	$1,005,456
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$313,654	$4,245		$14,780	$41,379
Advisor Shares	$1,571,881	$19,363		$25,480	$575,271
Institutional Shares	$1,397,386	$34,076		$36,889	$388,806
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	17,020,056	410,256		1,527,769	1,945,812
Advisor Shares	84,394,652	1,872,550		2,634,675	26,876,939
Institutional Shares	74,545,158	3,293,089		3,814,899	18,108,490
Net asset value per share
Investor Shares	$18.43	$10.35		$9.67	$21.27
Advisor Shares	$18.63	$10.34		$9.67	$21.40
Institutional Shares	$18.75	$10.35		$9.67	$21.47
Cost of total investments	$1,939,574	$52,521		$85,717	$829,589
Cost of foreign currency held	$11,800	$587		$—	$—

*Consolidated Statement

(1)Amount rounds to less than $1

(2)Written options, premiums received $593

56	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2024 (Unaudited)(Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL DISCOVERY	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED*
ASSETS:
Investments in securities, unaffiliated, at value	$229,068	$179,344	$2,576,231	$56,101
Short-term investments, at value	9,046	1,879	73,709	16,447
Total investments	238,114	181,223	2,649,940	72,548
Cash	1,929	1,152	21,456	208
Cash pledged for centrally cleared swap contracts	—	—	—	1,750
Deposits with broker for forward contracts	—	—	—	1,981
Deposits with broker for futures contracts	—	—	—	433
Foreign currency	27	68	1,526	775
Unrealized appreciation on foreign currency forward contracts	—	—	—	465
Receivable from investments sold	638	4,316	11,289	808
Receivable from fund shares sold	81	53	839	605
Swaps contracts, at value	—	—	—	2
Receivable for variation margin on centrally cleared swap contracts	—	—	—	744
Dividends and interest receivable	203	508	3,153	1,237
Other assets	22	25	381	8
Total assets	241,014	187,345	2,688,584	81,564
LIABILITIES:
Short positions in securities, at value	—	—	—	2,540
Unrealized depreciation on foreign currency forward contracts	—	—	—	372
Payable for investments purchased	370	4,648	10,158	2,420
Payable for fund shares redeemed	290	730	13,384	59
Payable for variation margin on futures contracts	—	—	—	—	(1)
Payable for operating expenses	109	159	312	164
Payable for management fees	40	27	388	16
Payable for deferred director’s compensation	21	23	351	7
Total liabilities	830	5,587	24,593	5,578
Total net assets	$240,184	$181,758	$2,663,991	$75,986
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$188,600	$148,168	$1,306,872	$74,863
Total distributable earnings	51,584	33,590	1,357,119	1,123
Total net assets	$240,184	$181,758	$2,663,991	$75,986
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$36,834	$75,844	$739,561	$3,187
Advisor Shares	$20,359	$4,950	$518,144	$46,143
Institutional Shares	$182,991	$100,964	$1,406,286	$26,656
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	1,864,719	3,722,741	21,609,597	313,917
Advisor Shares	1,026,995	242,933	14,952,498	4,540,755
Institutional Shares	9,166,340	4,886,981	39,914,325	2,623,561
Net asset value per share
Investor Shares	$19.75	$20.37	$34.22	$10.15
Advisor Shares	$19.82	$20.38	$34.65	$10.16
Institutional Shares	$19.96	$20.66	$35.23	$10.16
Cost of total investments	$164,861	$146,349	$1,670,759	$70,658
Cost of foreign currency held	$28	$68	$1,529	$776

*Consolidated statement

(1)Amount rounds to less than $1

Artisan Partners Funds	57

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2024 (Unaudited)(Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL VALUE		HIGH INCOME	INTERNATIONAL	INTERNATIONAL EXPLORER
ASSETS:
Investments in securities, unaffiliated, at value	$2,153,964		$7,590,522 (2)	$5,315,232	$107,369
Short-term investments, at value	188,166		890,600	—	22,683
Total investments	2,342,130		8,481,122	5,315,232	130,052
Cash	15,479		59,233	28,239	340
Foreign currency	—	(1)	—	5,598	99
Security lending income receivable	—		53	—	—
Receivable from investments sold	—		1,493	59,107	9
Receivable from fund shares sold	1,223		22,903	4,418	991
Dividends and interest receivable	7,933		130,888	25,834	400
Other assets	260		570	873	7
Total assets	2,367,025		8,696,262	5,439,301	131,898
LIABILITIES:
Dividends payable	—		16,169	—	—
Payable for investments purchased	—		181,151	50,431	579
Payable for fund shares redeemed	3,961		18,142	3,519	1
Foreign currency overdraft payable	—		7	—	—
Payable upon return of securities loaned	—		19,072	—	—
Payable for operating expenses	279		798	2,777	80
Payable for management fees	381		924	825	20
Payable for deferred director’s compensation	235		488	816	6
Payable for foreign taxes on unrealized gains	—		—	—	247
Total liabilities	4,856		236,751	58,368	933
Total net assets	$2,362,169		$8,459,511	$5,380,933	$130,965
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$1,568,953		$8,931,281	$3,890,234	$118,759
Total distributable earnings (loss)	793,216		(471,770)	1,490,699	12,206
Total net assets	$2,362,169		$8,459,511	$5,380,933	$130,965
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$229,641		$685,147	$1,555,314
Advisor Shares	$316,886		$3,489,277	$871,783	$81,909
Institutional Shares	$1,815,642		$4,285,087	$2,953,836	$49,056
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	10,218,243		76,215,668	52,767,171
Advisor Shares	14,125,505		388,435,766	29,729,894	6,833,419
Institutional Shares	80,710,023		477,072,556	99,739,197	4,093,573
Net asset value per share
Investor Shares	$22.47		$8.99	$29.48
Advisor Shares	$22.43		$8.98	$29.32	$11.99
Institutional Shares	$22.50		$8.98	$29.62	$11.98
Cost of total investments	$1,550,219		$8,856,956	$3,986,089	$118,515
Cost of foreign currency held	$—	(1)	$(7)	$5,613	$99

(1)Amount rounds to less than $1

(2)Includes value of securities on loan of $18,761

58	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2024 (Unaudited)(Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP		MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$4,451,806	$28,428,124	$4,986,647		$1,169,309	(2)
Investments in securities, affiliated, at value	47,759	357,158	—		—
Short-term investments, at value	72,438	3,878,180	34,122		45,391
Total investments	4,572,003	32,663,462	5,020,769		1,214,700
Cash	33,212	196,215	33,707		9,833
Foreign currency	6,664	37,480	—	(1)	—
Receivable from investments sold	6,318	142,052	—		1,924
Receivable from fund shares sold	6,402	129,388	3,154		666
Dividends and interest receivable	13,261	123,423	217		1,166
Other assets	357	2,207	570		195
Total assets	4,638,217	33,294,227	5,058,417		1,228,484
LIABILITIES:
Payable for investments purchased	10,208	8,893	7,509		—
Payable for fund shares redeemed	4,781	56,907	7,006		2,857
Payable upon return of securities loaned	—	—	—		23,000
Payable for operating expenses	662	3,622	884		191
Payable for management fees	774	5,018	773		191
Payable for deferred director’s compensation	309	1,819	520		181
Payable for foreign taxes on unrealized gains	909	58,511	—		—
Total liabilities	17,643	134,770	16,692		26,420
Total net assets	$4,620,574	$33,159,457	$5,041,725		$1,202,064
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$4,039,192	$24,706,955	$2,878,477		$651,111
Total distributable earnings	581,382	8,452,502	2,163,248		550,953
Total net assets	$4,620,574	$33,159,457	$5,041,725		$1,202,064
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$288,943	$2,968,842	$1,478,536		$378,095
Advisor Shares	$1,193,938	$9,538,981	$710,331		$228,851
Institutional Shares	$3,137,693	$20,651,634	$2,852,858		$595,118
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	16,062,331	61,983,723	38,506,096		23,072,650
Advisor Shares	65,999,549	199,535,862	18,128,672		14,055,672
Institutional Shares	171,417,202	429,759,337	62,111,264		36,513,680
Net asset value per share
Investor Shares	$17.99	$47.90	$38.40		$16.39
Advisor Shares	$18.09	$47.81	$39.18		$16.28
Institutional Shares	$18.30	$48.05	$45.93		$16.30
Cost of total investments excluding affiliated issuers	$3,735,811	$24,041,142	$2,923,038		$750,527
Cost of securities of affiliated issuers held	$46,598	$337,348	$—		$—
Cost of foreign currency held	$6,698	$37,382	$—	(1)	$—

(1)Amount rounds to less than $1

(2)Includes value of securities on loan of $22,984

Artisan Partners Funds	59

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2024 (Unaudited)(Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	SELECT EQUITY		SMALL CAP	SUSTAINABLE EMERGING MARKETS		VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$44,260		$1,706,862	$143,693	(2)	$329,394
Short-term investments, at value	4,416		4,871	7,089		16,028
Total investments	48,676		1,711,733	150,782		345,422
Cash	276		13,934	617		1,949
Foreign currency	—	(1)	—	162		—	(1)
Security lending income receivable	—		—	1		—
Receivable from investments sold	125		—	—		—
Receivable from fund shares sold	—	(1)	5,643	2,345		1,109
Dividends and interest receivable	34		142	235		848
Other assets	13		233	18		36
Total assets	49,124		1,731,685	154,160		349,364
LIABILITIES:
Payable for investments purchased	96		6,935	1,330		—
Payable for fund shares redeemed	52		1,976	1,270		6,481
Payable upon return of securities loaned	—		—	2,080		—
Payable for operating expenses	63		431	150		106
Payable for management fees	9		269	22		46
Payable for deferred director’s compensation	12		215	17		33
Payable for foreign taxes on unrealized gains	—		—	550		—
Total liabilities	232		9,826	5,419		6,666
Total net assets	$48,892		$1,721,859	$148,741		$342,698
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$37,448		$1,334,892	$269,064		$204,637
Total distributable earnings (loss)	11,444		386,967	(120,323)		138,061
Total net assets	$48,892		$1,721,859	$148,741		$342,698
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$3,181		$564,859	$15,155		$87,624
Advisor Shares	$1,708		$291,856	$43,647		$95,390
Institutional Shares	$44,003		$865,144	$89,939		$159,684
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	213,288		16,016,461	900,047		5,861,427
Advisor Shares	114,371		8,186,336	2,595,190		6,421,999
Institutional Shares	2,962,448		23,710,569	5,248,742		10,745,007
Net asset value per share
Investor Shares	$14.91		$35.27	$16.84		$14.95
Advisor Shares	$14.94		$35.65	$16.82		$14.85
Institutional Shares	$14.85		$36.49	$17.14		$14.86
Cost of total investments	$36,309		$1,078,961	$123,550		$229,014
Cost of foreign currency held	$—	(1)	$—	$163		$—	(1)

(1)Amount rounds to less than $1

(2)Includes value of securities on loan of $1,984

60	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Assets and Liabilities — March 31, 2024 (Unaudited)(Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	VALUE INCOME
ASSETS:
Investments in securities, unaffiliated, at value	$14,787
Short-term investments, at value	485
Total investments	15,272
Cash	96
Foreign currency	9
Receivable from fund shares sold	2
Dividends and interest receivable	63
Other assets	7
Total assets	15,449
LIABILITIES:
Written options, at value	27	(1)
Payable for fund shares redeemed	177
Payable for operating expenses	39
Payable for management fees	3
Payable for deferred director’s compensation	7
Total liabilities	253
Total net assets	$15,196
NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$14,809
Total distributable earnings	387
Total net assets	$15,196
SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$978
Advisor Shares	$2,047
Institutional Shares	$12,171
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	97,578
Advisor Shares	203,973
Institutional Shares	1,212,334
Net asset value per share
Investor Shares	$10.02
Advisor Shares	$10.03
Institutional Shares	$10.04
Cost of total investments	$14,249
Cost of foreign currency held	$9

(1)Written options, premiums received $16

Artisan Partners Funds	61

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2024 (Unaudited)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	DEVELOPING WORLD	EMERGING MARKETS DEBT OPPORTUNITIES*	FLOATING RATE	FOCUS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$7,263	$56	$287	$6,859
Interest	607	1,763	2,998	256
Total investment income	7,870	1,819	3,285	7,115
EXPENSES:
Management fees	15,315	169	213	4,691
Transfer agent fees
Investor	355	21	26	58
Advisor	516	20	23	231
Institutional	20	12	13	14
Shareholder Communications	104	18	20	41
Custodian fees	72	22	2	18
Accounting fees	31	58	63	28
Professional fees	109	23	21	48
Registration fees
Investor	12	8	11	11
Advisor	25	9	11	11
Institutional	16	9	11	15
Director’s fees	49	3	3	18
Interest expense	—	3	—	—
Interest on securities sold short	—	3	—	—
Other operating expenses	52	5	4	21
Total operating expenses	16,676	383	421	5,205
Less amounts waived or paid by the Adviser	—	(123)	(79)	—
Total operating expenses	16,676	260	342	5,205
Net investment income (loss)	(8,806)	1,559	2,943	1,910
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	58,066	663	(150)	122,696
Foreign currency forward contracts	(1)	(108)	—	1,244
Foreign currency related transactions	(191)	(3)	—	66
Futures contracts	—	36	—	—
Written options	—	—	—	(19,952)
Securities sold short	—	— (1)	—	—
Swap contracts	—	(68)	—	—
Total realized gain (loss)	57,874	520	(150)	104,054
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	606,490	1,761	145	138,245
Foreign currency forward contracts	1	397	—	(696)
Foreign currency related transactions	9	(17)	—	2
Futures contracts	—	(260)	—	—
Written options	—	—	—	(44)
Swap contracts	—	76	—	—
Unfunded loan commitments	—	—	— (1)	—
Securities sold short	—	(6)	—	—
Total increase in unrealized appreciation or depreciation	606,500	1,951	145	137,507
Net gain (loss) on investments and foreign currency related transactions	664,374	2,471	(5)	241,561
Net increase in net assets resulting from operations	$655,568	$4,030	$2,938	$243,471
*Consolidated statement
(1)Amount rounds to less than $1
(2)Net of foreign taxes withheld on dividends, unaffiliated issuers	$386	$20	$—	$60
(3)Net of increase in foreign taxes on unrealized gains	—	1	—	—

62	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2024 (Unaudited) (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL DISCOVERY	GLOBAL EQUITY	GLOBAL OPPORTUNITIES	GLOBAL UNCONSTRAINED*
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$496	$767	$6,926	$75
Interest	49	33	621	2,211
Income from securities lending	2	— (1)	—	—
Total investment income	547	800	7,547	2,286
EXPENSES:
Management fees	1,063	766	11,750	283
Transfer agent fees
Investor	53	95	806	21
Advisor	22	15	227	27
Institutional	13	13	18	12
Shareholder Communications	10	10	51	18
Custodian fees	11	22	54	25
Accounting fees	31	31	31	58
Professional fees	31	36	98	20
Registration fees
Investor	8	8	11	8
Advisor	10	8	11	10
Institutional	10	9	10	8
Director’s fees	4	3	46	3
Dividends on securities sold short	—	—	—	30
Interest on securities sold short	—	—	—	104
Other operating expenses	9	11	170	7
Total operating expenses	1,275	1,027	13,283	634
Less amounts waived or paid by the Adviser	(17)	(19)	—	(102)
Net expenses	1,258	1,008	13,283	532
Net investment income (loss)	(711)	(208)	(5,736)	1,754
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	13,390	8,683	433,907	875
Foreign currency forward contracts	—	—	—	(172)
Foreign currency related transactions	10	(9)	123	(11)
Futures contracts	—	—	—	(116)
Securities sold short	—	—	—	(49)
Swap contracts	—	—	—	(403)
Total realized gain	13,400	8,674	434,030	124
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	26,730	29,083	174,505	2,637
Foreign currency forward contracts	—	—	—	208
Foreign currency related transactions	(3)	28	49	35
Futures contracts	—	—	—	(346)
Swap contracts	—	—	—	(272)
Securities sold short	—	—	—	(121)
Total increase in unrealized appreciation or depreciation	26,727	29,111	174,554	2,141
Net gain on investments and foreign currency related transactions	40,127	37,785	608,584	2,265
Net increase in net assets resulting from operations	$39,416	$37,577	$602,848	$4,019
*Consolidated statement
(1)Amount rounds to less than $1
(2)Net of foreign taxes withheld on dividends, unaffiliated issuers	$2	$33	$292	$23

Artisan Partners Funds	63

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2024 (Unaudited) (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL VALUE	HIGH INCOME	INTERNATIONAL	INTERNATIONAL EXPLORER
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$19,136	$19,054	$24,475	$863
Interest	407	311,297	9,321	9
Income from securities lending	—	221	104	—
Total investment income	19,543	330,572	33,900	872
EXPENSES:
Management fees	10,779	25,917	23,598	485
Transfer agent fees
Investor	254	883	1,736
Advisor	114	1,456	332	36
Institutional	15	26	21	13
Shareholder Communications	25	147	87	6
Custodian fees	52	30	224	22
Accounting fees	31	66	31	31
Professional fees	76	142	193	15
Registration fees
Investor	12	17	18
Advisor	12	57	15	13
Institutional	13	40	20	9
Director’s fees	35	118	84	3
Other operating expenses	40	107	94	5
Total operating expenses	11,458	29,006	26,453	638
Less amounts waived or paid by the Adviser	—	—	—	(4)
Total operating expenses	11,458	29,006	26,453	634
Net investment income	8,085	301,566	7,447	238
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	65,060	(19,368)	215,929	705
Foreign currency forward contracts	—	(26)	—	—
Foreign currency related transactions	(27)	— (1)	(542)	13
Total realized gain (loss)	65,033	(19,394)	215,387	718
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	336,203	325,333	738,701	13,805
Foreign currency forward contracts	—	26	—	—
Foreign currency related transactions	94	— (1)	871	—	(1)
Unfunded loan commitments	—	9	—	—
Total increase in unrealized appreciation or depreciation	336,297	325,368	739,572	13,805
Net gain on investments and foreign currency related transactions	401,330	305,974	954,959	14,523
Net increase in net assets resulting from operations	$409,415	$607,540	$962,406	$14,761
(1)Amount rounds to less than $1
(2)Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,001	$—	$2,027	$36
(3)Net of increase in foreign taxes on unrealized gains	—	—	—	129

64	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2024 (Unaudited) (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	INTERNATIONAL SMALL-MID	INTERNATIONAL VALUE	MID CAP	MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$18,870	$289,839	$4,901	$12,079
Dividends, from affiliated issuers	335	2,514	—	—
Interest	871	10,759	856	263
Income from securities lending	—	63	—	—
Total investment income	20,076	303,175	5,757	12,342
EXPENSES:
Management fees	21,968	142,077	21,826	5,617
Transfer agent fees
Investor	329	3,327	1,579	409
Advisor	497	3,940	279	109
Institutional	21	32	26	15
Shareholder Communications	234	386	100	74
Custodian fees	156	1,047	28	8
Accounting fees	31	43	22	22
Professional fees	140	487	118	54
Registration fees
Investor	17	21	14	11
Advisor	19	126	12	10
Institutional	25	88	56	12
Director’s fees	71	469	75	20
Other operating expenses	66	411	77	48
Total operating expenses	23,574	152,454	24,212	6,409
Net investment income (loss)	(3,498)	150,721	(18,455)	5,933
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	10,645	605,313	212,784	97,605
Investments, from affiliated issuers	(982)	—	—	—
Foreign currency related transactions	14	(829)	(5)	—
Total realized gain	9,677	604,484	212,779	97,605
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	587,704	3,625,296	680,841	84,389
Investments, from affiliated issuers	40,578	60,504	—	—
Foreign currency related transactions	78	891	— (1)	—
Total increase in unrealized appreciation or depreciation	628,360	3,686,691	680,841	84,389
Net gain on investments and foreign currency related transactions	638,037	4,291,175	893,620	181,994
Net increase in net assets resulting from operations	$634,539	$4,441,896	$875,165	$187,927
(1)Amount rounds to less than $1
(2)Net of foreign taxes withheld on dividends, unaffiliated issuers	$1,958	$26,879	$—	$—
(3)Net of increase (decrease) in foreign taxes on unrealized gains	(2,993)	28,116	—	—

Artisan Partners Funds	65

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2024 (Unaudited) (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	SELECT EQUITY		SMALL CAP	SUSTAINABLE EMERGING MARKETS	VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$304		$1,379	$1,170	$3,433
Interest	6		316	16	51
Income from securities lending	—		37	3	—
Total investment income	310		1,732	1,189	3,484
EXPENSES:
Management fees	155		7,816	540	1,193
Transfer agent fees
Investor	21		612	30	108
Advisor	13		109	28	60
Institutional	12		17	14	14
Shareholder Communications	8		97	12	20
Custodian fees	3		12	34	8
Accounting fees	22		22	31	22
Professional fees	25		64	36	28
Registration fees
Investor	9		10	8	8
Advisor	9		15	8	12
Institutional	9		11	10	14
Director’s fees	3		28	3	5
Other operating expenses	6		32	6	11
Total operating expenses	295		8,845	760	1,503
Less amounts waived or paid by the Adviser	(66)		—	(104)	(74)
Net expenses	229		8,845	656	1,429
Net investment income (loss)	81		(7,113)	533	2,055
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	455		127,282	(1,454)	21,491
Foreign currency related transactions	1		—	(16)	55
Total realized gain (loss)	456		127,282	(1,470)	21,546
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers(3)	8,936		171,878	17,314	34,319
Foreign currency related transactions	—	(1)	—	(1)	1
Total increase in unrealized appreciation or depreciation	8,936		171,878	17,313	34,320
Net gain on investments and foreign currency related transactions	9,392		299,160	15,843	55,866
Net increase in net assets resulting from operations	$9,473		$292,047	$16,376	$57,921
(1)Amount rounds to less than $1
(2)Net of foreign taxes withheld on dividends, unaffiliated issuers	$3		$—	$135	$19
(3)Net of increase in foreign taxes on unrealized gains	—		—	264	—

66	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Operations — For the Six Months Ended March 31, 2024 (Unaudited) (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

VALUE INCOME
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(2)	$231
Interest	44
Total investment income	275
EXPENSES:
Management fees	45
Transfer agent fees
Investor	21
Advisor	13
Institutional	12
Shareholder Communications	6
Custodian fees	4
Accounting fees	28
Professional fees	13
Registration fees
Investor	9
Advisor	9
Institutional	9
Director’s fees	3
Other operating expenses	5
Total operating expenses	177
Less amounts waived or paid by the Adviser	(109)
Net expenses	68
Net investment income	207
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(93)
Foreign currency related transactions	2
Written options	7
Total realized loss	(84)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,785
Foreign currency related transactions	— (1)
Written options	(13)
Total increase in unrealized appreciation or depreciation	1,772
Net gain on investments and foreign currency related transactions	1,688
Net increase in net assets resulting from operations	$1,895
(1)Amount rounds to less than $1
(2)Net of foreign taxes withheld on dividends, unaffiliated issuers	$— (1)

Artisan Partners Funds	67

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	DEVELOPING WORLD		EMERGING MARKETS DEBT OPPORTUNITIES*
	Six Months Ended 3/31/2024	Year Ended 9/30/2023	Six Months Ended 3/31/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$(8,806)	$(17,333)	$1,559	$1,930
Net realized gain (loss) on:
Investments, from unaffiliated issuers	58,066	(9,295)	663	295
Foreign currency forward contracts	(1)	—	(108)	647
Foreign currency related transactions	(191)	75	(3)	(7)
Securities sold short	—	—	— (1)	—
Futures contracts	—	—	36	670
Swap contracts	—	—	(68)	(318)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	606,490	694,937	1,761	887
Foreign currency forward contracts	1	(1)	397	(304)
Foreign currency related transactions	9	72	(17)	14
Securities sold short	—	—	(6)	6
Futures contracts	—	—	(260)	(155)
Swap contracts	—	—	76	(35)
Net increase in net assets resulting from operations	655,568	668,455	4,030	3,630
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	(387)	(229)	(58)
Advisor Shares	—	(6,812)	(925)	(262)
Institutional Shares	—	(7,043)	(1,786)	(2,175)
Total distributions to shareholders	—	(14,242)	(2,940)	(2,495)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(181,995)	(1,096,471)	20,285	13,975
Total increase (decrease) in net assets	473,573	(442,258)	21,375	15,110
Net assets, beginning of period	2,809,348	3,251,606	36,309	21,199
Net assets, end of period	$3,282,921	$2,809,348	$57,684	$36,309

*Consolidated statement

(1)Amount rounds to less than $1

68	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	FLOATING RATE		FOCUS
	Six Months Ended 3/31/2024	Year Ended 9/30/2023	Six Months Ended 3/31/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income	$2,943	$4,070	$1,910	$934
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(150)	(106)	122,696	103,875
Foreign currency forward contracts	—	—	1,244	4,903
Foreign currency related transactions	—	—	66	(4)
Written options	—	—	(19,952)	(5,342)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	145	1,848	138,245	61,278
Foreign currency forward contracts	—	—	(696)	(7,266)
Foreign currency related transactions	—	—	2	(2)
Written options	—	—	(44)	5
Unfunded loan commitments	— (1)	— (1)	—	—
Net increase in net assets resulting from operations	2,938	5,812	243,471	158,381
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(498)	(293)	—	(757)
Advisor Shares	(959)	(1,313)	—	(3,709)
Institutional Shares	(1,498)	(2,306)	—	(3,577)
Total distributions to shareholders	(2,955)	(3,912)	—	(8,043)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	25,001	3,032	(159,851)	(836,944)
Total increase (decrease) in net assets	24,984	4,932	83,620	(686,606)
Net assets, beginning of period	52,165	47,233	921,836	1,608,442
Net assets, end of period	$77,149	$52,165	$1,005,456	$921,836

(1)Amount rounds to less than $1

Artisan Partners Funds	69

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL DISCOVERY		GLOBAL EQUITY
	Six Months Ended 3/31/2024	Year Ended 9/30/2023	Six Months Ended 3/31/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$(711)	$(1,204)	$(208)	$1,102
Net realized gain (loss) on:
Investments, from unaffiliated issuers	13,390	(14,219)	8,683	6,254
Foreign currency related transactions	10	13	(9)	(54)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	26,730	55,447	29,083	23,259
Foreign currency related transactions	(3)	12	28	— (1)
Net increase in net assets resulting from operations	39,416	40,049	37,577	30,561
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	—	(630)	(654)
Advisor Shares	—	—	(47)	(44)
Institutional Shares	—	(233)	(1,114)	(1,376)
Total distributions to shareholders	—	(233)	(1,791)	(2,074)
FUND SHARE ACTIVITIES:
Net decrease in net assets resulting from fund share activities	(18,803)	(52,646)	(40,090)	(18,676)
Total increase (decrease) in net assets	20,613	(12,830)	(4,304)	9,811
Net assets, beginning of period	219,571	232,401	186,062	176,251
Net assets, end of period	$240,184	$219,571	$181,758	$186,062

(1)Amount rounds to less than $1

70	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL OPPORTUNITIES		GLOBAL UNCONSTRAINED*
	Six Months Ended 3/31/2024	Year Ended 9/30/2023	Six Months Ended 3/31/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$(5,736)	$(3,761)	$1,754	$1,453
Net realized gain (loss) on:
Investments, from unaffiliated issuers	433,907	78,779	875	347
Foreign currency forward contracts	—	—	(172)	463
Foreign currency related transactions	123	38	(11)	68
Securities sold short	—	—	(49)	191
Futures contracts	—	—	(116)	381
Swap contracts	—	—	(403)	(298)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	174,505	371,808	2,637	129
Foreign currency forward contracts	—	—	208	(188)
Foreign currency related transactions	49	128	35	(28)
Securities sold short	—	—	(121)	(35)
Futures contracts	—	—	(346)	26
Swap contracts	—	—	(272)	(462)
Net increase in net assets resulting from operations	602,848	446,992	4,019	2,047
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(16,515)	—	(94)	(59)
Advisor Shares	(11,043)	—	(1,566)	(412)
Institutional Shares	(35,857)	—	(1,297)	(1,644)
Total distributions to shareholders	(63,415)	—	(2,957)	(2,115)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(492,587)	(1,003,912)	27,653	32,304
Total increase (decrease) in net assets	46,846	(556,920)	28,715	32,236
Net assets, beginning of period	2,617,145	3,174,065	47,271	15,035
Net assets, end of period	$2,663,991	$2,617,145	$75,986	$47,271

*Consolidated statement

Artisan Partners Funds	71

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	GLOBAL VALUE		HIGH INCOME
	Six Months Ended 3/31/2024	Year Ended 9/30/2023	Six Months Ended 3/31/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income	$8,085	$21,810	$301,566	$480,414
Net realized gain (loss) on:
Investments, from unaffiliated issuers	65,060	46,743	(19,368)	(55,303)
Foreign currency forward contracts	—	—	(26)	(6)
Foreign currency related transactions	(27)	535	— (1)	(449)
Futures contracts	—	—	—	3,824
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	336,203	430,631	325,333	203,334
Foreign currency forward contracts	—	—	26	(74)
Foreign currency related transactions	94	221	— (1)	5
Futures contracts	—	—	—	(4,289)
Unfunded loan commitments	—	—	9	(9)
Net increase in net assets resulting from operations	409,415	499,940	607,540	627,447
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(6,088)	(8,029)	(26,835)	(57,902)
Advisor Shares	(8,466)	(10,883)	(124,123)	(229,274)
Institutional Shares	(52,295)	(62,232)	(148,874)	(232,715)
Total distributions to shareholders	(66,849)	(81,144)	(299,832)	(519,891)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(32,114)	(185,204)	992,736	1,242,439
Total increase in net assets	310,452	233,592	1,300,444	1,349,995
Net assets, beginning of period	2,051,717	1,818,125	7,159,067	5,809,072
Net assets, end of period	$2,362,169	$2,051,717	$8,459,511	$7,159,067

(1)Amount rounds to less than $1

72	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	INTERNATIONAL		INTERNATIONAL EXPLORER
	Six Months Ended 3/31/2024	Year Ended 9/30/2023	Six Months Ended 3/31/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income	$7,447	$61,388	$238	$575
Net realized gain (loss) on:
Investments, from unaffiliated issuers	215,929	56,367	705	1,300
Foreign currency forward contracts	—	—	—	(25)
Foreign currency related transactions	(542)	280	13	2
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	738,701	962,821	13,805	680
Foreign currency related transactions	871	1,243	— (1)	(1)
Net increase in net assets resulting from operations	962,406	1,082,099	14,761	2,531
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(27,670)	(43,596)
Advisor Shares	(16,210)	(23,884)	(842)	(8)
Institutional Shares	(56,844)	(80,781)	(778)	(39)
Total distributions to shareholders	(100,724)	(148,261)	(1,620)	(47)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(367,364)	(1,040,761)	42,135	52,669
Total increase (decrease) in net assets	494,318	(106,923)	55,276	55,153
Net assets, beginning of period	4,886,615	4,993,538	75,689	20,536
Net assets, end of period	$5,380,933	$4,886,615	$130,965	$75,689

(1)Amount rounds to less than $1

Artisan Partners Funds	73

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	INTERNATIONAL SMALL-MID		INTERNATIONAL VALUE
	Six Months Ended 3/31/2024	Year Ended 9/30/2023	Six Months Ended 3/31/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$(3,498)	$2,278	$150,721	$343,356
Net realized gain (loss) on:
Investments, from unaffiliated issuers	10,645	4,446	605,313	197,465
Investments, from affiliated issuers	(982)	(25,861)	—	117,595
Foreign currency related transactions	14	410	(829)	1,823
Swap contracts	—	—	—	10,140
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	587,704	516,267	3,625,296	5,000,364
Investments, from affiliated issuers	40,578	(18,370)	60,504	677,305
Foreign currency related transactions	78	550	891	3,865
Swap contracts	—	—	—	498
Net increase in net assets resulting from operations	634,539	479,720	4,441,896	6,352,411
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	—	(80,546)	(43,449)
Advisor Shares	(31)	(297)	(259,131)	(104,292)
Institutional Shares	(2,174)	(3,176)	(590,193)	(278,867)
Total distributions to shareholders	(2,205)	(3,473)	(929,870)	(426,608)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(91,488)	(365,082)	1,506,684	2,083,914
Total increase in net assets	540,846	111,165	5,018,710	8,009,717
Net assets, beginning of period	4,079,728	3,968,563	28,140,747	20,131,030
Net assets, end of period	$4,620,574	$4,079,728	$33,159,457	$28,140,747

74	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	MID CAP		MID CAP VALUE
	Six Months Ended 3/31/2024	Year Ended 9/30/2023	Six Months Ended 3/31/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$(18,455)	$(30,621)	$5,933	$10,480
Net realized gain (loss) on:
Investments, from unaffiliated issuers	212,784	(60,585)	97,605	189,366
Foreign currency related transactions	(5)	(63)	—	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	680,841	625,010	84,389	8,161
Foreign currency related transactions	— (1)	— (1)	—	—
Net increase in net assets resulting from operations	875,165	533,741	187,927	208,007
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	—	(3,829)	(57,449)	(70,676)
Advisor Shares	—	(2,663)	(39,705)	(73,203)
Institutional Shares	—	(10,835)	(87,696)	(100,129)
Total distributions to shareholders	—	(17,327)	(184,850)	(244,008)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	(309,535)	(285,542)	52,100	(125,079)
Total increase (decrease) in net assets	565,630	230,872	55,177	(161,080)
Net assets, beginning of period	4,476,095	4,245,223	1,146,887	1,307,967
Net assets, end of period	$5,041,725	$4,476,095	$1,202,064	$1,146,887

(1)Amount rounds to less than $1

Artisan Partners Funds	75

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	SELECT EQUITY		SMALL CAP
	Six Months Ended 3/31/2024	Year Ended 9/30/2023	Six Months Ended 3/31/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income (loss)	$81	$196	$(7,113)	$(16,140)
Net realized gain (loss) on:
Investments, from unaffiliated issuers	455	(840)	127,282	13,732
Foreign currency related transactions	1	— (1)	—	—
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	8,936	8,091	171,878	138,844
Foreign currency related transactions	— (1)	— (1)	—	—
Net increase in net assets resulting from operations	9,473	7,447	292,047	136,436
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(13)	(69)	—	(1,557)
Advisor Shares	(9)	(56)	—	(1,332)
Institutional Shares	(228)	(816)	—	(4,453)
Total distributions to shareholders	(250)	(941)	—	(7,342)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	2,666	941	(194,849)	(319,960)
Total increase (decrease) in net assets	11,889	7,447	97,198	(190,866)
Net assets, beginning of period	37,003	29,556	1,624,661	1,815,527
Net assets, end of period	$48,892	$37,003	$1,721,859	$1,624,661

(1)Amount rounds to less than $1

76	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	SUSTAINABLE EMERGING MARKETS		VALUE
	Six Months Ended 3/31/2024	Year Ended 9/30/2023	Six Months Ended 3/31/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income	$533	$1,144	$2,055	$2,960
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(1,454)	(11,517)	21,491	18,728
Foreign currency related transactions	(16)	(60)	55	(16)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	17,314	23,648	34,319	40,475
Foreign currency related transactions	(1)	26	1	3
Net increase in net assets resulting from operations	16,376	13,241	57,921	62,150
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(60)	(112)	(4,354)	(13,355)
Advisor Shares	(202)	(277)	(4,951)	(9,301)
Institutional Shares	(363)	(277)	(7,352)	(16,019)
Total distributions to shareholders	(625)	(666)	(16,657)	(38,675)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	37,488	20,196	5,732	45,132
Total increase in net assets	53,239	32,771	46,996	68,607
Net assets, beginning of period	95,502	62,731	295,702	227,095
Net assets, end of period	$148,741	$95,502	$342,698	$295,702

Artisan Partners Funds	77

ARTISAN PARTNERS FUNDS

Statements of Changes in Net Assets (Continued)

Dollar values in thousands

The accompanying notes are an integral part of the financial statements.

	VALUE INCOME
	Six Months Ended 3/31/2024	Year Ended 9/30/2023
OPERATIONS:
Net investment income	$207	$303
Net realized gain (loss) on:
Investments, from unaffiliated issuers	(93)	(511)
Foreign currency related transactions	2	(1)
Written options	7	19
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments, from unaffiliated issuers	1,785	1,135
Foreign currency related transactions	— (1)	— (1)
Written options	(13)	5
Net increase in net assets resulting from operations	1,895	950
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Shares	(13)	(18)
Advisor Shares	(28)	(44)
Institutional Shares	(154)	(240)
Total distributions to shareholders	(195)	(302)
FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	2,410	1,332
Total increase in net assets	4,110	1,980
Net assets, beginning of period	11,086	9,106
Net assets, end of period	$15,196	$11,086

(1)Amount rounds to less than $1

78	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
DEVELOPING WORLD FUND
Investor Shares
3/31/2024(6)	$14.84	(0.06)	3.65	3.59	—	—	—	$18.43
9/30/2023	$12.12	(0.11)	2.85	2.74	(0.02)	—	(0.02)	$14.84
9/30/2022	$25.55	(0.17)	(11.19)	(11.36)	—	(2.07)	(2.07)	$12.12
9/30/2021	$22.98	(0.29)	3.97	3.68	—	(1.11)	(1.11)	$25.55
9/30/2020	$13.44	(0.17)	9.71	9.54	—	—	—	$22.98
9/30/2019	$11.17	(0.07)	2.34	2.27	— (5)	—	— (5)	$13.44
Advisor Shares
3/31/2024(6)	$14.98	(0.05)	3.70	3.65	—	—	—	$18.63
9/30/2023	$12.25	(0.08)	2.86	2.78	(0.05)	—	(0.05)	$14.98
9/30/2022	$25.77	(0.14)	(11.31)	(11.45)	—	(2.07)	(2.07)	$12.25
9/30/2021	$23.13	(0.24)	3.99	3.75	—	(1.11)	(1.11)	$25.77
9/30/2020	$13.51	(0.14)	9.76	9.62	—	—	—	$23.13
9/30/2019	$11.21	(0.03)	2.34	2.31	(0.01)	—	(0.01)	$13.51
Institutional Shares
3/31/2024(6)	$15.07	(0.04)	3.72	3.68	—	—	—	$18.75
9/30/2023	$12.33	(0.07)	2.88	2.81	(0.07)	—	(0.07)	$15.07
9/30/2022	$25.90	(0.12)	(11.38)	(11.50)	—	(2.07)	(2.07)	$12.33
9/30/2021	$23.22	(0.22)	4.01	3.79	—	(1.11)	(1.11)	$25.90
9/30/2020	$13.55	(0.13)	9.80	9.67	— (5)	—	— (5)	$23.22
9/30/2019	$11.23	(0.02)	2.34	2.32	— (5)	—	— (5)	$13.55
EMERGING MARKETS DEBT OPPORTUNITIES FUND
Investor Shares
3/31/2024(6)	$10.14	0.35	0.56	0.91	(0.49)	(0.21)	(0.70)	$10.35
9/30/2023	$9.60	0.68	0.81	1.49	(0.72)	(0.23)	(0.95)	$10.14
4/7/2022 (Commencement) - 9/30/2022	$10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$9.60
Advisor Shares
3/31/2024(6)	$10.14	0.35	0.55	0.90	(0.49)	(0.21)	(0.70)	$10.34
9/30/2023	$9.60	0.70	0.80	1.50	(0.73)	(0.23)	(0.96)	$10.14
4/7/2022 (Commencement) - 9/30/2022	$10.00	0.24	(0.41)	(0.17)	(0.23)	—	(0.23)	$9.60
Institutional Shares
3/31/2024(6)	$10.15	0.36	0.54	0.90	(0.49)	(0.21)	(0.70)	$10.35
9/30/2023	$9.60	0.71	0.81	1.52	(0.74)	(0.23)	(0.97)	$10.15
4/7/2022 (Commencement) - 9/30/2022	$10.00	0.23	(0.39)	(0.16)	(0.24)	—	(0.24)	$9.60

Artisan Partners Funds	79

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
DEVELOPING WORLD FUND
Investor Shares
3/31/2024(6)	24.19%	$313,654	1.30%	n/a	(0.78)%	30.17%
9/30/2023	22.60%	$281,835	1.30%	n/a	(0.74)%	67.53%
9/30/2022	(48.39)%	$349,016	1.28%	n/a	(0.92)%	87.26%
9/30/2021	16.15%	$899,701	1.26%	n/a	(1.09)%	126.20%
9/30/2020	71.06%	$643,044	1.28%	n/a	(0.96)%	138.63%
9/30/2019	20.33%	$255,336	1.35%	n/a	(0.56)%	159.86%
Advisor Shares
3/31/2024(6)	24.37%	$1,571,881	1.13%	n/a	(0.61)%	30.17%
9/30/2023	22.80%	$1,318,082	1.13%	n/a	(0.56)%	67.53%
9/30/2022	(48.32)%	$1,620,067	1.11%	n/a	(0.75)%	87.26%
9/30/2021	16.35%	$4,648,125	1.09%	n/a	(0.92)%	126.20%
9/30/2020	71.28%	$3,513,504	1.13%	n/a	(0.81)%	138.63%
9/30/2019	20.59%	$1,585,519	1.18%	n/a	(0.23)%	159.86%
Institutional Shares
3/31/2024(6)	24.42%	$1,397,386	1.05%	n/a	(0.52)%	30.17%
9/30/2023	22.88%	$1,209,431	1.05%	n/a	(0.48)%	67.53%
9/30/2022	(48.27)%	$1,282,523	1.03%	n/a	(0.66)%	87.26%
9/30/2021	16.46%	$3,178,364	1.00%	n/a	(0.83)%	126.20%
9/30/2020	71.45%	$2,475,795	1.04%	n/a	(0.72)%	138.63%
9/30/2019	20.71%	$820,920	1.08%	n/a	(0.15)%	159.86%
EMERGING MARKETS DEBT OPPORTUNITIES FUND
Investor Shares
3/31/2024(6)	9.29%	$4,245	1.28%(7)	3.17%(7)	6.80%	60.53%
9/30/2023	16.01%	$2,646	1.30%(7)	8.04%(7)	6.64%	147.67%
4/7/2022 (Commencement) - 9/30/2022	(1.72)%	$88	1.25%	170.55%	5.07%	38.16%
Advisor Shares
3/31/2024(6)	9.25%	$19,363	1.18%(7)	1.74%(7)	6.88%	60.53%
9/30/2023	16.26%	$9,466	1.20%(7)	2.99%(7)	6.80%	147.67%
4/7/2022 (Commencement) - 9/30/2022	(1.78)%	$433	1.15%	28.37%	5.02%	38.16%
Institutional Shares
3/31/2024(6)	9.28%	$34,076	1.13%(7)	1.50%(7)	6.96%	60.53%
9/30/2023	16.39%	$24,197	1.13%(7)	1.97%(7)	6.99%	147.67%
4/7/2022 (Commencement) - 9/30/2022	(1.65)%	$20,678	1.10%	1.57%	4.84%	38.16%

80	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
FLOATING RATE FUND
Investor Shares
3/31/2024(6)	$9.68	0.45	(0.01)	0.44	(0.45)	—	(0.45)	$9.67
9/30/2023	$9.30	0.82	0.38	1.20	(0.82)	—	(0.82)	$9.68
12/1/2021 (Commencement) - 9/30/2022	$10.00	0.32	(0.72)	(0.40)	(0.30)	—	(0.30)	$9.30
Advisor Shares
3/31/2024(6)	$9.68	0.45	—	0.45	(0.46)	—	(0.46)	$9.67
9/30/2023	$9.30	0.82	0.40	1.22	(0.84)	—	(0.84)	$9.68
12/1/2021 (Commencement) - 9/30/2022	$10.00	0.33	(0.72)	(0.39)	(0.31)	—	(0.31)	$9.30
Institutional Shares
3/31/2024(6)	$9.68	0.46	(0.01)	0.45	(0.46)	—	(0.46)	$9.67
9/30/2023	$9.30	0.82	0.40	1.22	(0.84)	—	(0.84)	$9.68
12/1/2021 (Commencement) - 9/30/2022	$10.00	0.33	(0.72)	(0.39)	(0.31)	—	(0.31)	$9.30
FOCUS FUND
Investor Shares
3/31/2024(6)	$16.43	0.01	4.83	4.84	—	—	—	$21.27
9/30/2023	$15.19	(0.02)	1.31	1.29	(0.05)	—	(0.05)	$16.43
9/30/2022	$22.30	(0.06)	(3.61)	(3.67)	—	(3.44)	(3.44)	$15.19
9/30/2021	$18.34	(0.11)	4.73	4.62	—	(0.66)	(0.66)	$22.30
9/30/2020	$15.63	(0.06)	3.35	3.29	(0.04)	(0.54)	(0.58)	$18.34
9/30/2019	$14.39	(0.01)	1.70	1.69	— (5)	(0.45)	(0.45)	$15.63
Advisor Shares
3/31/2024(6)	$16.52	0.04	4.84	4.88	—	—	—	$21.40
9/30/2023	$15.25	0.01	1.34	1.35	(0.08)	—	(0.08)	$16.52
9/30/2022	$22.36	(0.03)	(3.64)	(3.67)	—	(3.44)	(3.44)	$15.25
9/30/2021	$18.36	(0.08)	4.74	4.66	—	(0.66)	(0.66)	$22.36
9/30/2020	$15.66	(0.04)	3.35	3.31	(0.07)	(0.54)	(0.61)	$18.36
9/30/2019	$14.39	0.01	1.71	1.72	—	(0.45)	(0.45)	$15.66
Institutional Shares
3/31/2024(6)	$16.56	0.04	4.87	4.91	—	—	—	$21.47
9/30/2023	$15.30	0.03	1.33	1.36	(0.10)	—	(0.10)	$16.56
9/30/2022	$22.40	(0.02)	(3.64)	(3.66)	—	(3.44)	(3.44)	$15.30
9/30/2021	$18.37	(0.06)	4.75	4.69	—	(0.66)	(0.66)	$22.40
2/3/2020 (Commencement) - 9/30/2020	$16.37	(0.01)	2.01	2.00	—	—	—	$18.37

Artisan Partners Funds	81

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
FLOATING RATE FUND
Investor Shares
3/31/2024(6)	4.67%	$14,780	1.20%	1.74%	9.23%	23.94%
9/30/2023	12.97%	$5,590	1.20%	2.74%	8.63%	76.50%
12/1/2021 (Commencement) - 9/30/2022	(4.17)%	$2,451	1.20%	7.19%	4.02%	48.90%
Advisor Shares
3/31/2024(6)	4.73%	$25,480	1.10%	1.38%	9.38%	23.94%
9/30/2023	13.09%	$18,031	1.10%	1.57%	8.66%	76.50%
12/1/2021 (Commencement) - 9/30/2022	(4.09)%	$16,705	1.10%	1.61%	4.16%	48.90%
Institutional Shares
3/31/2024(6)	4.75%	$36,889	1.05%	1.19%	9.44%	23.94%
9/30/2023	13.15%	$28,544	1.05%	1.36%	8.73%	76.50%
12/1/2021 (Commencement) - 9/30/2022	(4.07)%	$28,077	1.05%	1.27%	4.10%	48.90%
FOCUS FUND
Investor Shares
3/31/2024(6)	29.40%	$41,379	1.41%	n/a	0.13%	207.07%
9/30/2023	8.57%	$47,959	1.30%	n/a	(0.14)%	271.28%
9/30/2022	(20.76)%	$237,102	1.24%	n/a	(0.31)%	240.40%
9/30/2021	25.70%	$340,450	1.25%	n/a	(0.52)%	316.74%
9/30/2020	21.76%	$262,246	1.30%	n/a	(0.39)%	285.25%
9/30/2019	12.35%	$170,186	1.37%	n/a	(0.07)%	368.38%
Advisor Shares
3/31/2024(6)	29.54%	$575,271	1.13%	n/a	0.38%	207.07%
9/30/2023	8.83%	$517,439	1.12%	n/a	0.06%	271.28%
9/30/2022	(20.60)%	$817,890	1.10%	n/a	(0.17)%	240.40%
9/30/2021	25.84%	$1,219,909	1.10%	n/a	(0.36)%	316.74%
9/30/2020	21.98%	$735,871	1.13%	n/a	(0.26)%	285.25%
9/30/2019	12.49%	$521,293	1.17%	n/a	0.04%	368.38%
Institutional Shares
3/31/2024(6)	29.65%	$388,806	1.05%	n/a	0.47%	207.07%
9/30/2023	8.94%	$356,438	1.03%	n/a	0.15%	271.28%
9/30/2022	(20.56)%	$553,450	1.01%	n/a	(0.08)%	240.40%
9/30/2021	25.93%	$738,016	1.01%	n/a	(0.27)%	316.74%
2/3/2020 (Commencement) - 9/30/2020	12.28%	$437,948	1.04%	n/a	(0.14)%	285.25%

82	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2024(6)	$16.53	(0.08)	3.30	3.22	—	—	—	$19.75
9/30/2023	$14.15	(0.12)	2.50	2.38	—	—	—	$16.53
9/30/2022	$23.07	(0.17)	(7.02)	(7.19)	—	(1.73)	(1.73)	$14.15
9/30/2021	$18.40	(0.20)	5.27	5.07	—	(0.40)	(0.40)	$23.07
9/30/2020	$13.39	(0.13)	5.14	5.01	—	—	—	$18.40
9/30/2019	$12.40	(0.08)	1.07	0.99	—	—	—	$13.39
Advisor Shares
3/31/2024(6)	$16.58	(0.07)	3.31	3.24	—	—	—	$19.82
9/30/2023	$14.18	(0.10)	2.50	2.40	—	—	—	$16.58
9/30/2022	$23.09	(0.16)	(7.02)	(7.18)	—	(1.73)	(1.73)	$14.18
9/30/2021	$18.41	(0.19)	5.27	5.08	—	(0.40)	(0.40)	$23.09
2/3/2020 (Commencement) - 9/30/2020	$14.96	(0.08)	3.53	3.45	—	—	—	$18.41
Institutional Shares
3/31/2024(6)	$16.68	(0.05)	3.33	3.28	—	—	—	$19.96
9/30/2023	$14.25	(0.07)	2.52	2.45	(0.02)	—	(0.02)	$16.68
9/30/2022	$23.15	(0.11)	(7.06)	(7.17)	—	(1.73)	(1.73)	$14.25
9/30/2021	$18.41	(0.14)	5.28	5.14	—	(0.40)	(0.40)	$23.15
2/3/2020 (Commencement) - 9/30/2020	$14.96	(0.07)	3.52	3.45	—	—	—	$18.41
GLOBAL EQUITY FUND
Investor Shares
3/31/2024(6)	$16.48	(0.04)	4.09	4.05	(0.16)	—	(0.16)	$20.37
9/30/2023	$14.19	0.07	2.36	2.43	(0.14)	—	(0.14)	$16.48
9/30/2022	$24.46	0.06	(6.59)	(6.53)	—	(3.74)	(3.74)	$14.19
9/30/2021	$23.03	(0.11)	4.33	4.22	—	(2.79)	(2.79)	$24.46
9/30/2020	$20.60	(0.05)	4.26	4.21	—	(1.78)	(1.78)	$23.03
9/30/2019	$22.66	(0.02)	1.02	1.00	(0.03)	(3.03)	(3.06)	$20.60
Advisor Shares
3/31/2024(6)	$16.49	(0.03)	4.09	4.06	(0.17)	—	(0.17)	$20.38
9/30/2023	$14.19	0.08	2.37	2.45	(0.15)	—	(0.15)	$16.49
9/30/2022	$24.46	0.03	(6.56)	(6.53)	—	(3.74)	(3.74)	$14.19
9/30/2021	$23.04	(0.11)	4.32	4.21	—	(2.79)	(2.79)	$24.46
8/5/2020 (Commencement) - 9/30/2020	$22.81	(0.02)	0.25	0.23	—	—	—	$23.04
Institutional Shares
3/31/2024(6)	$16.73	(0.01)	4.15	4.14	(0.21)	—	(0.21)	$20.66
9/30/2023	$14.40	0.11	2.41	2.52	(0.19)	—	(0.19)	$16.73
9/30/2022	$24.72	0.13	(6.71)	(6.58)	—	(3.74)	(3.74)	$14.40
9/30/2021	$23.21	(0.06)	4.36	4.30	—	(2.79)	(2.79)	$24.72
9/30/2020	$20.71	(0.03)	4.32	4.29	(0.01)	(1.78)	(1.79)	$23.21
9/30/2019	$22.80	0.02	1.01	1.03	(0.09)	(3.03)	(3.12)	$20.71

Artisan Partners Funds	83

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL DISCOVERY FUND
Investor Shares
3/31/2024(6)	19.48%	$36,834	1.40%	1.44%	(0.90)%	27.97%
9/30/2023	16.82%	$32,117	1.40%	1.43%	(0.76)%	50.02%
9/30/2022	(33.87)%	$36,925	1.38%	n/a	(0.91)%	59.23%
9/30/2021	27.93%	$63,547	1.38%	n/a	(0.96)%	47.02%
9/30/2020	37.42%	$106,480	1.35%	n/a	(0.89)%	40.44%
9/30/2019	7.98%	$107,323	1.40%	n/a	(0.62)%	52.30%
Advisor Shares
3/31/2024(6)	19.54%	$20,359	1.30%	1.42%	(0.80)%	27.97%
9/30/2023	16.93%	$17,886	1.30%	1.41%	(0.61)%	50.02%
9/30/2022	(33.79)%	$13,438	1.30%	1.41%	(0.84)%	59.23%
9/30/2021	27.97%	$19,954	1.30%	1.40%	(0.88)%	47.02%
2/3/2020 (Commencement) - 9/30/2020	23.06%	$19,698	1.30%	1.74%	(0.73)%	40.44%
Institutional Shares
3/31/2024(6)	19.66%	$182,991	1.09%	n/a	(0.58)%	27.97%
9/30/2023	17.19%	$169,568	1.09%	n/a	(0.42)%	50.02%
9/30/2022	(33.65)%	$182,038	1.06%	n/a	(0.58)%	59.23%
9/30/2021	28.30%	$270,640	1.08%	n/a	(0.63)%	47.02%
2/3/2020 (Commencement) - 9/30/2020	23.06%	$84,267	1.20%	n/a	(0.62)%	40.44%
GLOBAL EQUITY FUND
Investor Shares
3/31/2024(6)	24.75%	$75,844	1.33%	n/a	(0.40)%	82.24%
9/30/2023	17.16%	$66,468	1.30%	n/a	0.40%	131.91%
9/30/2022	(31.48)%	$66,270	1.28%	n/a	0.33%	92.81%
9/30/2021	19.70%	$151,122	1.26%	n/a	(0.47)%	119.10%
9/30/2020	21.90%	$134,498	1.26%	n/a	(0.27)%	137.93%
9/30/2019	6.90%	$118,936	1.38%	n/a	(0.09)%	91.33%
Advisor Shares
3/31/2024(6)	24.77%	$4,950	1.25%	2.03%	(0.32)%	82.24%
9/30/2023	17.26%	$4,462	1.25%	1.79%	0.46%	131.91%
9/30/2022	(31.48)%	$4,027	1.25%	1.61%	0.14%	92.81%
9/30/2021	19.64%	$14,273	1.25%	1.62%	(0.46)%	119.10%
8/5/2020 (Commencement) - 9/30/2020	1.01%	$13,092	1.25%	2.51%	(0.53)%	137.93%
Institutional Shares
3/31/2024(6)	24.88%	$100,964	1.07%	n/a	(0.13)%	82.24%
9/30/2023	17.52%	$115,132	1.04%	n/a	0.67%	131.91%
9/30/2022	(31.34)%	$105,954	1.04%	n/a	0.72%	92.81%
9/30/2021	19.91%	$168,343	1.05%	n/a	(0.24)%	119.10%
9/30/2020	22.17%	$109,307	1.05%	n/a	(0.12)%	137.93%
9/30/2019	7.10%	$136,019	1.16%	n/a	0.09%	91.33%

84	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2024(6)	$28.01	(0.09)	7.01	6.92	—	(0.71)	(0.71)	$34.22
9/30/2023	$24.32	(0.08)	3.77	3.69	—	—	—	$28.01
9/30/2022	$39.09	(0.08)	(10.71)	(10.79)	—	(3.98)	(3.98)	$24.32
9/30/2021	$34.89	(0.10)	6.70	6.60	—	(2.40)	(2.40)	$39.09
9/30/2020	$27.06	(0.06)	9.80	9.74	—	(1.91)	(1.91)	$34.89
9/30/2019	$27.66	(0.01)	1.01	1.00	—	(1.60)	(1.60)	$27.06
Advisor Shares
3/31/2024(6)	$28.34	(0.07)	7.09	7.02	—	(0.71)	(0.71)	$34.65
9/30/2023	$24.57	(0.05)	3.82	3.77	—	—	—	$28.34
9/30/2022	$39.40	(0.04)	(10.81)	(10.85)	—	(3.98)	(3.98)	$24.57
9/30/2021	$35.10	(0.05)	6.75	6.70	—	(2.40)	(2.40)	$39.40
9/30/2020	$27.21	(0.03)	9.86	9.83	(0.03)	(1.91)	(1.94)	$35.10
9/30/2019	$27.76	0.03	1.02	1.05	—	(1.60)	(1.60)	$27.21
Institutional Shares
3/31/2024(6)	$28.78	(0.06)	7.22	7.16	—	(0.71)	(0.71)	$35.23
9/30/2023	$24.93	(0.01)	3.86	3.85	—	—	—	$28.78
9/30/2022	$39.89	(0.01)	(10.97)	(10.98)	—	(3.98)	(3.98)	$24.93
9/30/2021	$35.47	(0.01)	6.83	6.82	—	(2.40)	(2.40)	$39.89
9/30/2020	$27.47	— (5)	9.96	9.96	(0.05)	(1.91)	(1.96)	$35.47
9/30/2019	$27.99	0.06	1.02	1.08	— (5)	(1.60)	(1.60)	$27.47
GLOBAL UNCONSTRAINED FUND
Investor Shares
3/31/2024(6)	$10.04	0.29	0.33	0.62	(0.32)	(0.19)	(0.51)	$10.15
9/30/2023	$10.10	0.58	0.44	1.02	(0.86)	(0.22)	(1.08)	$10.04
3/31/2022 (Commencement) - 9/30/2022	$10.00	0.17	0.04	0.21	(0.11)	—	(0.11)	$10.10
Advisor Shares
3/31/2024(6)	$10.05	0.29	0.34	0.63	(0.33)	(0.19)	(0.52)	$10.16
9/30/2023	$10.11	0.57	0.46	1.03	(0.87)	(0.22)	(1.09)	$10.05
3/31/2022 (Commencement) - 9/30/2022	$10.00	0.18	0.04	0.22	(0.11)	—	(0.11)	$10.11
Institutional Shares
3/31/2024(6)	$10.05	0.30	0.33	0.63	(0.33)	(0.19)	(0.52)	$10.16
9/30/2023	$10.11	0.60	0.44	1.04	(0.88)	(0.22)	(1.10)	$10.05
3/31/2022 (Commencement) - 9/30/2022	$10.00	0.14	0.09	0.23	(0.12)	—	(0.12)	$10.11

Artisan Partners Funds	85

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL OPPORTUNITIES FUND
Investor Shares
3/31/2024(6)	25.21%	$739,561	1.15%	n/a	(0.58)%	26.10%
9/30/2023	15.17%	$680,672	1.14%	n/a	(0.28)%	34.14%
9/30/2022	(31.13)%	$782,904	1.14%	n/a	(0.26)%	37.32%
9/30/2021	19.89%	$1,514,576	1.13%	n/a	(0.27)%	44.44%
9/30/2020	38.37%	$1,358,867	1.14%	n/a	(0.23)%	44.27%
9/30/2019	4.85%	$1,052,916	1.15%	n/a	(0.02)%	48.64%
Advisor Shares
3/31/2024(6)	25.27%	$518,144	1.02%	n/a	(0.44)%	26.10%
9/30/2023	15.34%	$466,663	1.01%	n/a	(0.16)%	34.14%
9/30/2022	(31.03)%	$625,332	1.00%	n/a	(0.13)%	37.32%
9/30/2021	20.07%	$1,253,950	0.99%	n/a	(0.12)%	44.44%
9/30/2020	38.52%	$957,127	1.01%	n/a	(0.09)%	44.27%
9/30/2019	5.03%	$615,920	1.01%	n/a	0.11%	48.64%
Institutional Shares
3/31/2024(6)	25.37%	$1,406,286	0.92%	n/a	(0.36)%	26.10%
9/30/2023	15.44%	$1,469,810	0.91%	n/a	(0.05)%	34.14%
9/30/2022	(30.97)%	$1,765,829	0.90%	n/a	(0.03)%	37.32%
9/30/2021	20.20%	$2,970,987	0.89%	n/a	(0.03)%	44.44%
9/30/2020	38.67%	$2,466,599	0.90%	n/a	0.01%	44.27%
9/30/2019	5.11%	$1,726,115	0.91%	n/a	0.23%	48.64%
GLOBAL UNCONSTRAINED FUND
Investor Shares
3/31/2024(6)	6.40%	$3,187	1.88%(7)	5.22%(7)	5.77%	43.37%
9/30/2023	10.82%	$1,064	2.09%(7)	9.88%(7)	5.81%	158.84%
3/31/2022 (Commencement) - 9/30/2022	2.10%	$466	1.75%(7)	54.50%(7)	3.28%	40.30%
Advisor Shares
3/31/2024(6)	6.45%	$46,143	1.79%(7)	2.02%(7)	5.86%	43.37%
9/30/2023	10.87%	$22,848	1.88%(7)	3.31%(7)	5.67%	158.84%
3/31/2022 (Commencement) - 9/30/2022	2.24%	$2,011	1.62%(7)	9.54%(7)	3.66%	40.30%
Institutional Shares
3/31/2024(6)	6.48%	$26,656	1.77%(7)	2.03%(7)	5.93%	43.37%
9/30/2023	10.97%	$23,359	1.92%(7)	2.91%(7)	6.02%	158.84%
3/31/2022 (Commencement) - 9/30/2022	2.27%	$12,558	1.48%(7)	2.57%(7)	2.82%	40.30%

86	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
GLOBAL VALUE FUND
Investor Shares
3/31/2024(6)	$19.22	0.05	3.80	3.85	(0.16)	(0.44)	(0.60)	$22.47
9/30/2023	$15.56	0.16	4.15	4.31	(0.05)	(0.60)	(0.65)	$19.22
9/30/2022	$21.58	0.16	(4.26)	(4.10)	(0.19)	(1.73)	(1.92)	$15.56
9/30/2021	$15.94	0.17	5.48	5.65	(0.01)	—	(0.01)	$21.58
9/30/2020	$17.12	0.07	(1.01)	(0.94)	(0.24)	—	(0.24)	$15.94
9/30/2019	$18.24	0.21	(0.38)	(0.17)	(0.15)	(0.80)	(0.95)	$17.12
Advisor Shares
3/31/2024(6)	$19.20	0.07	3.79	3.86	(0.19)	(0.44)	(0.63)	$22.43
9/30/2023	$15.55	0.18	4.15	4.33	(0.08)	(0.60)	(0.68)	$19.20
9/30/2022	$21.57	0.19	(4.26)	(4.07)	(0.22)	(1.73)	(1.95)	$15.55
9/30/2021	$15.91	0.19	5.49	5.68	(0.02)	—	(0.02)	$21.57
9/30/2020	$17.09	0.09	(1.01)	(0.92)	(0.26)	—	(0.26)	$15.91
9/30/2019	$18.22	0.23	(0.39)	(0.16)	(0.17)	(0.80)	(0.97)	$17.09
Institutional Shares
3/31/2024(6)	$19.26	0.08	3.81	3.89	(0.21)	(0.44)	(0.65)	$22.50
9/30/2023	$15.60	0.20	4.16	4.36	(0.10)	(0.60)	(0.70)	$19.26
9/30/2022	$21.63	0.21	(4.27)	(4.06)	(0.24)	(1.73)	(1.97)	$15.60
9/30/2021	$15.96	0.21	5.50	5.71	(0.04)	—	(0.04)	$21.63
9/30/2020	$17.14	0.11	(1.01)	(0.90)	(0.28)	—	(0.28)	$15.96
9/30/2019	$18.27	0.26	(0.40)	(0.14)	(0.19)	(0.80)	(0.99)	$17.14
HIGH INCOME FUND
Investor Shares
3/31/2024(6)	$8.63	0.34	0.36	0.70	(0.34)	—	(0.34)	$8.99
9/30/2023	$8.46	0.63	0.28	0.91	(0.68)	(0.06)	(0.74)	$8.63
9/30/2022	$10.28	0.51	(1.58)	(1.07)	(0.53)	(0.22)	(0.75)	$8.46
9/30/2021	$9.53	0.55	0.74	1.29	(0.54)	—	(0.54)	$10.28
9/30/2020	$9.66	0.60	(0.13)	0.47	(0.60)	—	(0.60)	$9.53
9/30/2019	$9.87	0.61	(0.17)	0.44	(0.60)	(0.05)	(0.65)	$9.66
Advisor Shares
3/31/2024(6)	$8.62	0.34	0.36	0.70	(0.34)	—	(0.34)	$8.98
9/30/2023	$8.45	0.64	0.28	0.92	(0.69)	(0.06)	(0.75)	$8.62
9/30/2022	$10.27	0.53	(1.59)	(1.06)	(0.54)	(0.22)	(0.76)	$8.45
9/30/2021	$9.53	0.56	0.74	1.30	(0.56)	—	(0.56)	$10.27
9/30/2020	$9.66	0.61	(0.13)	0.48	(0.61)	—	(0.61)	$9.53
9/30/2019	$9.87	0.63	(0.17)	0.46	(0.62)	(0.05)	(0.67)	$9.66
Institutional Shares
3/31/2024(6)	$8.62	0.35	0.36	0.71	(0.35)	—	(0.35)	$8.98
9/30/2023	$8.45	0.65	0.28	0.93	(0.70)	(0.06)	(0.76)	$8.62
9/30/2022	$10.27	0.54	(1.59)	(1.05)	(0.55)	(0.22)	(0.77)	$8.45
9/30/2021	$9.53	0.57	0.74	1.31	(0.57)	—	(0.57)	$10.27
9/30/2020	$9.66	0.62	(0.13)	0.49	(0.62)	—	(0.62)	$9.53
9/30/2019	$9.87	0.64	(0.17)	0.47	(0.63)	(0.05)	(0.68)	$9.66

Artisan Partners Funds	87

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
GLOBAL VALUE FUND
Investor Shares
3/31/2024(6)	20.34%	$229,641	1.26%	n/a	0.52%	8.59%
9/30/2023	28.28%	$209,160	1.26%	n/a	0.86%	13.77%
9/30/2022	(21.10)%	$199,274	1.25%	n/a	0.83%	24.37%
9/30/2021	35.46%	$287,469	1.24%	n/a	0.80%	39.62%
9/30/2020	(5.63)%	$242,744	1.26%	n/a	0.42%	37.09%
9/30/2019	(0.50)%	$506,067	1.25%	n/a	1.25%	31.18%
Advisor Shares
3/31/2024(6)	20.45%	$316,886	1.10%	n/a	0.68%	8.59%
9/30/2023	28.46%	$254,503	1.11%	n/a	0.99%	13.77%
9/30/2022	(21.01)%	$254,970	1.11%	n/a	0.97%	24.37%
9/30/2021	35.70%	$324,013	1.10%	n/a	0.95%	39.62%
9/30/2020	(5.48)%	$259,859	1.12%	n/a	0.54%	37.09%
9/30/2019	(0.40)%	$599,418	1.10%	n/a	1.38%	31.18%
Institutional Shares
3/31/2024(6)	20.55%	$1,815,642	1.01%	n/a	0.78%	8.59%
9/30/2023	28.58%	$1,588,054	1.01%	n/a	1.11%	13.77%
9/30/2022	(20.92)%	$1,363,881	1.01%	n/a	1.07%	24.37%
9/30/2021	35.80%	$1,863,947	1.01%	n/a	1.01%	39.62%
9/30/2020	(5.37)%	$1,321,157	1.02%	n/a	0.67%	37.09%
9/30/2019	(0.30)%	$1,970,393	1.01%	n/a	1.54%	31.18%
HIGH INCOME FUND
Investor Shares
3/31/2024(6)	8.17%	$685,147	0.94%	n/a	7.63%	13.14%
9/30/2023	10.44%	$698,504	0.94%	n/a	7.29%	18.46%
9/30/2022	(11.00)%	$756,049	0.94%	n/a	5.34%	55.84%
9/30/2021	13.79%	$1,436,340	0.95%	n/a	5.42%	58.10%
9/30/2020	5.14%	$1,149,422	0.96%	n/a	6.43%	71.78%
9/30/2019	4.81%	$873,574	0.98%	n/a	6.41%	74.82%
Advisor Shares
3/31/2024(6)	8.27%	$3,489,277	0.78%	n/a	7.78%	13.14%
9/30/2023	10.62%	$3,021,295	0.79%	n/a	7.46%	18.46%
9/30/2022	(10.88)%	$2,570,217	0.79%	n/a	5.56%	55.84%
9/30/2021	13.86%	$3,263,582	0.79%	n/a	5.56%	58.10%
9/30/2020	5.29%	$2,281,480	0.82%	n/a	6.57%	71.78%
9/30/2019	4.98%	$2,194,146	0.82%	n/a	6.56%	74.82%
Institutional Shares
3/31/2024(6)	8.32%	$4,285,087	0.69%	n/a	7.86%	13.14%
9/30/2023	10.72%	$3,439,268	0.70%	n/a	7.56%	18.46%
9/30/2022	(10.81)%	$2,482,806	0.70%	n/a	5.68%	55.84%
9/30/2021	13.97%	$2,372,161	0.70%	n/a	5.63%	58.10%
9/30/2020	5.40%	$1,385,864	0.72%	n/a	6.67%	71.78%
9/30/2019	5.08%	$720,592	0.73%	n/a	6.64%	74.82%

88	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL FUND
Investor Shares
3/31/2024(6)	$24.86	0.02	5.08	5.10	(0.27)	(0.21)	(0.48)	$29.48
9/30/2023	$20.93	0.25	4.29	4.54	(0.30)	(0.31)	(0.61)	$24.86
9/30/2022	$36.66	0.28	(8.90)	(8.62)	(0.24)	(6.87)	(7.11)	$20.93
9/30/2021	$32.86	0.24	4.68	4.92	(0.08)	(1.04)	(1.12)	$36.66
9/30/2020	$32.52	0.08	2.00	2.08	(0.30)	(1.44)	(1.74)	$32.86
9/30/2019	$33.49	0.29	1.38	1.67	(0.37)	(2.27)	(2.64)	$32.52
Advisor Shares
3/31/2024(6)	$24.77	0.04	5.05	5.09	(0.33)	(0.21)	(0.54)	$29.32
9/30/2023	$20.87	0.28	4.28	4.56	(0.35)	(0.31)	(0.66)	$24.77
9/30/2022	$36.58	0.32	(8.86)	(8.54)	(0.30)	(6.87)	(7.17)	$20.87
9/30/2021	$32.80	0.30	4.65	4.95	(0.13)	(1.04)	(1.17)	$36.58
9/30/2020	$32.46	0.15	1.98	2.13	(0.35)	(1.44)	(1.79)	$32.80
9/30/2019	$33.45	0.34	1.37	1.71	(0.43)	(2.27)	(2.70)	$32.46
Institutional Shares
3/31/2024(6)	$25.03	0.05	5.11	5.16	(0.36)	(0.21)	(0.57)	$29.62
9/30/2023	$21.09	0.31	4.32	4.63	(0.38)	(0.31)	(0.69)	$25.03
9/30/2022	$36.90	0.35	(8.95)	(8.60)	(0.34)	(6.87)	(7.21)	$21.09
9/30/2021	$33.08	0.33	4.69	5.02	(0.16)	(1.04)	(1.20)	$36.90
9/30/2020	$32.72	0.17	2.01	2.18	(0.38)	(1.44)	(1.82)	$33.08
9/30/2019	$33.71	0.35	1.39	1.74	(0.46)	(2.27)	(2.73)	$32.72
INTERNATIONAL EXPLORER FUND
Advisor Shares
3/31/2024(6)	$10.47	0.03	1.71	1.74	(0.07)	(0.15)	(0.22)	$11.99
9/30/2023	$8.69	0.12	1.67	1.79	(0.01)	—	(0.01)	$10.47
5/16/2022 (Commencement) - 9/30/2022	$10.00	0.02	(1.33)	(1.31)	—	—	—	$8.69
Institutional Shares
3/31/2024(6)	$10.48	0.03	1.69	1.72	(0.07)	(0.15)	(0.22)	$11.98
9/30/2023	$8.69	0.14	1.67	1.81	(0.02)	—	(0.02)	$10.48
5/16/2022 (Commencement) - 9/30/2022	$10.00	0.01	(1.32)	(1.31)	—	—	—	$8.69

Artisan Partners Funds	89

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL FUND
Investor Shares
3/31/2024(6)	20.67%	$1,555,314	1.20%	n/a	0.14%	48.57%
9/30/2023	21.79%	$1,513,239	1.19%	n/a	1.00%	76.96%
9/30/2022	(29.32)%	$1,575,634	1.19%	n/a	1.03%	50.49%
9/30/2021	15.32%	$3,019,360	1.18%	n/a	0.69%	67.41%
9/30/2020	6.52%	$3,142,072	1.19%	n/a	0.27%	53.82%
9/30/2019	6.29%	$3,903,758	1.19%	n/a	0.95%	41.01%
Advisor Shares
3/31/2024(6)	20.75%	$871,783	1.05%	n/a	0.30%	48.57%
9/30/2023	21.99%	$791,282	1.05%	n/a	1.14%	76.96%
9/30/2022	(29.24)%	$829,517	1.05%	n/a	1.18%	50.49%
9/30/2021	15.47%	$1,718,258	1.04%	n/a	0.84%	67.41%
9/30/2020	6.71%	$1,799,962	1.04%	n/a	0.48%	53.82%
9/30/2019	6.46%	$2,141,985	1.04%	n/a	1.11%	41.01%
Institutional Shares
3/31/2024(6)	20.80%	$2,953,836	0.96%	n/a	0.38%	48.57%
9/30/2023	22.04%	$2,582,094	0.96%	n/a	1.23%	76.96%
9/30/2022	(29.14)%	$2,588,387	0.97%	n/a	1.28%	50.49%
9/30/2021	15.56%	$4,920,404	0.95%	n/a	0.93%	67.41%
9/30/2020	6.80%	$4,718,706	0.96%	n/a	0.55%	53.82%
9/30/2019	6.52%	$4,513,365	0.96%	n/a	1.15%	41.01%
INTERNATIONAL EXPLORER FUND
Advisor Shares
3/31/2024(6)	16.80%	$81,909	1.40%	1.42%	0.55%	13.50%
9/30/2023	20.62%	$39,616	1.40%	1.75%	1.10%	23.97%
5/16/2022 (Commencement) - 9/30/2022	(13.10)%	$5,811	1.40%	6.08%	0.64%	11.60%
Institutional Shares
3/31/2024(6)	16.76%	$49,056	1.34%	n/a	0.47%	13.50%
9/30/2023	20.80%	$36,073	1.35%	1.59%	1.31%	23.97%
5/16/2022 (Commencement) - 9/30/2022	(13.10)%	$14,725	1.35%	2.91%	0.25%	11.60%

90	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
INTERNATIONAL SMALL-MID FUND
Investor Shares
3/31/2024(6)	$15.55	(0.03)	2.47	2.44	—	—	—	$17.99
9/30/2023	$13.90	(0.03)	1.68	1.65	—	—	—	$15.55
9/30/2022	$21.19	(0.06)	(6.65)	(6.71)	—	(0.58)	(0.58)	$13.90
9/30/2021	$17.33	(0.09)	4.06	3.97	(0.11)	—	(0.11)	$21.19
9/30/2020	$13.61	0.16	3.58	3.74	(0.02)	—	(0.02)	$17.33
9/30/2019	$23.47	(0.03)	(1.56)	(1.59)	—	(8.27)	(8.27)	$13.61
Advisor Shares
3/31/2024(6)	$15.62	(0.02)	2.49	2.47	— (5)	—	— (5)	$18.09
9/30/2023	$13.94	— (5)	1.68	1.68	— (5)	—	— (5)	$15.62
9/30/2022	$21.23	(0.03)	(6.68)	(6.71)	—	(0.58)	(0.58)	$13.94
9/30/2021	$17.35	(0.05)	4.06	4.01	(0.13)	—	(0.13)	$21.23
9/30/2020	$13.62	0.20	3.57	3.77	(0.04)	—	(0.04)	$17.35
12/5/2018 (Commencement) - 9/30/2019	$11.91	0.01	1.70	1.71	—	—	—	$13.62
Institutional Shares
3/31/2024(6)	$15.81	(0.01)	2.51	2.50	(0.01)	—	(0.01)	$18.30
9/30/2023	$14.12	0.02	1.69	1.71	(0.02)	—	(0.02)	$15.81
9/30/2022	$21.47	(0.01)	(6.76)	(6.77)	—	(0.58)	(0.58)	$14.12
9/30/2021	$17.54	(0.04)	4.11	4.07	(0.14)	—	(0.14)	$21.47
9/30/2020	$13.76	0.23	3.59	3.82	(0.04)	—	(0.04)	$17.54
9/30/2019	$23.59	0.03	(1.59)	(1.56)	—	(8.27)	(8.27)	$13.76
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2024(6)	$42.69	0.18	6.33	6.51	(0.47)	(0.83)	(1.30)	$47.90
9/30/2023	$32.96	0.47	9.98	10.45	(0.08)	(0.64)	(0.72)	$42.69
9/30/2022	$44.49	0.45	(7.77)	(7.32)	(1.17)	(3.04)	(4.21)	$32.96
9/30/2021	$32.94	1.01	10.88	11.89	(0.09)	(0.25)	(0.34)	$44.49
9/30/2020	$34.87	0.19	(1.06)	(0.87)	(0.23)	(0.83)	(1.06)	$32.94
9/30/2019	$36.85	0.61	(0.64)	(0.03)	(0.65)	(1.30)	(1.95)	$34.87
Advisor Shares
3/31/2024(6)	$42.66	0.21	6.32	6.53	(0.55)	(0.83)	(1.38)	$47.81
9/30/2023	$32.89	0.54	9.95	10.49	(0.08)	(0.64)	(0.72)	$42.66
9/30/2022	$44.46	0.52	(7.76)	(7.24)	(1.29)	(3.04)	(4.33)	$32.89
9/30/2021	$32.90	1.14	10.78	11.92	(0.11)	(0.25)	(0.36)	$44.46
9/30/2020	$34.81	0.27	(1.09)	(0.82)	(0.26)	(0.83)	(1.09)	$32.90
9/30/2019	$36.85	0.65	(0.63)	0.02	(0.76)	(1.30)	(2.06)	$34.81
Institutional Shares
3/31/2024(6)	$42.89	0.23	6.35	6.58	(0.59)	(0.83)	(1.42)	$48.05
9/30/2023	$33.04	0.56	10.01	10.57	(0.08)	(0.64)	(0.72)	$42.89
9/30/2022	$44.69	0.55	(7.80)	(7.25)	(1.36)	(3.04)	(4.40)	$33.04
9/30/2021	$33.06	1.16	10.86	12.02	(0.14)	(0.25)	(0.39)	$44.69
9/30/2020	$34.96	0.28	(1.08)	(0.80)	(0.27)	(0.83)	(1.10)	$33.06
9/30/2019	$37.02	0.69	(0.64)	0.05	(0.81)	(1.30)	(2.11)	$34.96

Artisan Partners Funds	91

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
INTERNATIONAL SMALL-MID FUND
Investor Shares
3/31/2024(6)	15.56%	$288,943	1.31%	n/a	(0.38)%	16.11%
9/30/2023	11.87%	$264,373	1.30%	n/a	(0.16)%	26.46%
9/30/2022	(32.53)%	$301,480	1.28%	n/a	(0.32)%	22.12%
9/30/2021	22.99%	$531,882	1.30%	n/a	(0.42)%	28.29%
9/30/2020	27.52%	$400,490	1.33%	n/a	1.06%	27.84%
9/30/2019	(1.38)%	$177,807	1.43%	n/a	(0.24)%	55.98%
Advisor Shares
3/31/2024(6)	15.75%	$1,193,938	1.14%	n/a	(0.21)%	16.11%
9/30/2023	12.08%	$1,142,603	1.14%	n/a	0.01%	26.46%
9/30/2022	(32.47)%	$1,161,239	1.14%	n/a	(0.16)%	22.12%
9/30/2021	23.20%	$1,856,538	1.14%	n/a	(0.26)%	28.29%
9/30/2020	27.70%	$1,223,773	1.18%	n/a	1.32%	27.84%
12/5/2018 (Commencement) - 9/30/2019	14.36%	$434,784	1.25%	n/a	0.13%	55.98%
Institutional Shares
3/31/2024(6)	15.77%	$3,137,693	1.06%	n/a	(0.12)%	16.11%
9/30/2023	12.10%	$2,672,752	1.07%	n/a	0.09%	26.46%
9/30/2022	(32.38)%	$2,505,844	1.06%	n/a	(0.08)%	22.12%
9/30/2021	23.30%	$3,897,436	1.06%	n/a	(0.17)%	28.29%
9/30/2020	27.85%	$1,836,163	1.09%	n/a	1.49%	27.84%
9/30/2019	(1.18)%	$608,417	1.16%	n/a	0.20%	55.98%
INTERNATIONAL VALUE FUND
Investor Shares
3/31/2024(6)	15.41%	$2,968,842	1.18%	n/a	0.78%	8.62%
9/30/2023	31.97%	$2,661,694	1.18%	n/a	1.13%	19.48%
9/30/2022	(18.40)%	$2,059,112	1.19%	n/a	1.13%	22.69%
9/30/2021	36.13%	$2,728,996	1.18%	n/a	2.39%	32.90%
9/30/2020	(2.71)%	$1,983,618	1.19%	n/a	0.57%	28.06%
9/30/2019	0.38%	$2,761,826	1.19%	n/a	1.80%	23.69%
Advisor Shares
3/31/2024(6)	15.48%	$9,538,981	1.04%	n/a	0.94%	8.62%
9/30/2023	32.17%	$7,949,554	1.04%	n/a	1.31%	19.48%
9/30/2022	(18.27)%	$4,705,187	1.05%	n/a	1.29%	22.69%
9/30/2021	36.31%	$6,072,617	1.04%	n/a	2.70%	32.90%
9/30/2020	(2.56)%	$3,645,568	1.05%	n/a	0.81%	28.06%
9/30/2019	0.52%	$4,336,510	1.05%	n/a	1.93%	23.69%
Institutional Shares
3/31/2024(6)	15.53%	$20,651,634	0.95%	n/a	1.03%	8.62%
9/30/2023	32.27%	$17,529,499	0.95%	n/a	1.36%	19.48%
9/30/2022	(18.20)%	$13,366,731	0.95%	n/a	1.36%	22.69%
9/30/2021	36.45%	$13,304,215	0.95%	n/a	2.72%	32.90%
9/30/2020	(2.48)%	$7,944,724	0.96%	n/a	0.85%	28.06%
9/30/2019	0.63%	$7,169,774	0.95%	n/a	2.03%	23.69%

92	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
MID CAP FUND
Investor Shares
3/31/2024(6)	$31.95	(0.16)	6.61	6.45	—	—	—	$38.40
9/30/2023	$28.45	(0.26)	3.84	3.58	(0.08)	—	(0.08)	$31.95
9/30/2022	$53.28	(0.37)	(15.87)	(16.24)	—	(8.59)	(8.59)	$28.45
9/30/2021	$47.75	(0.49)	13.20	12.71	—	(7.18)	(7.18)	$53.28
9/30/2020	$37.16	(0.31)	15.43	15.12	—	(4.53)	(4.53)	$47.75
9/30/2019	$44.83	(0.23)	0.53	0.30	—	(7.97)	(7.97)	$37.16
Advisor Shares
3/31/2024(6)	$32.58	(0.14)	6.74	6.60	—	—	—	$39.18
9/30/2023	$29.02	(0.22)	3.91	3.69	(0.13)	—	(0.13)	$32.58
9/30/2022	$54.11	(0.32)	(16.18)	(16.50)	—	(8.59)	(8.59)	$29.02
9/30/2021	$48.33	(0.43)	13.39	12.96	—	(7.18)	(7.18)	$54.11
9/30/2020	$37.52	(0.27)	15.61	15.34	—	(4.53)	(4.53)	$48.33
9/30/2019	$45.10	(0.17)	0.56	0.39	—	(7.97)	(7.97)	$37.52
Institutional Shares
3/31/2024(6)	$38.17	(0.15)	7.91	7.76	—	—	—	$45.93
9/30/2023	$33.98	(0.22)	4.57	4.35	(0.16)	—	(0.16)	$38.17
9/30/2022	$61.87	(0.33)	(18.97)	(19.30)	—	(8.59)	(8.59)	$33.98
9/30/2021	$54.25	(0.43)	15.23	14.80	—	(7.18)	(7.18)	$61.87
9/30/2020	$41.54	(0.26)	17.50	17.24	—	(4.53)	(4.53)	$54.25
9/30/2019	$48.89	(0.16)	0.78	0.62	—	(7.97)	(7.97)	$41.54
MID CAP VALUE FUND
Investor Shares
3/31/2024(6)	$16.52	0.07	2.50	2.57	(0.11)	(2.59)	(2.70)	$16.39
9/30/2023	$17.11	0.12	2.61	2.73	(0.05)	(3.27)	(3.32)	$16.52
9/30/2022	$23.12	0.12	(3.07)	(2.95)	(0.04)	(3.02)	(3.06)	$17.11
9/30/2021	$16.26	0.12	7.10	7.22	(0.09)	(0.27)	(0.36)	$23.12
9/30/2020	$19.81	0.15	(1.71)	(1.56)	(0.12)	(1.87)	(1.99)	$16.26
9/30/2019	$23.56	0.10	(0.90)	(0.80)	(0.05)	(2.90)	(2.95)	$19.81
Advisor Shares
3/31/2024(6)	$16.44	0.08	2.48	2.56	(0.13)	(2.59)	(2.72)	$16.28
9/30/2023	$17.06	0.14	2.61	2.75	(0.10)	(3.27)	(3.37)	$16.44
9/30/2022	$23.07	0.15	(3.07)	(2.92)	(0.07)	(3.02)	(3.09)	$17.06
9/30/2021	$16.23	0.16	7.07	7.23	(0.12)	(0.27)	(0.39)	$23.07
9/30/2020	$19.77	0.17	(1.70)	(1.53)	(0.14)	(1.87)	(2.01)	$16.23
9/30/2019	$23.53	0.13	(0.90)	(0.77)	(0.09)	(2.90)	(2.99)	$19.77
Institutional Shares
3/31/2024(6)	$16.47	0.09	2.48	2.57	(0.15)	(2.59)	(2.74)	$16.30
9/30/2023	$17.08	0.15	2.62	2.77	(0.11)	(3.27)	(3.38)	$16.47
9/30/2022	$23.09	0.16	(3.06)	(2.90)	(0.09)	(3.02)	(3.11)	$17.08
9/30/2021	$16.24	0.17	7.08	7.25	(0.13)	(0.27)	(0.40)	$23.09
9/30/2020	$19.80	0.18	(1.71)	(1.53)	(0.16)	(1.87)	(2.03)	$16.24
9/30/2019	$23.56	0.14	(0.89)	(0.75)	(0.11)	(2.90)	(3.01)	$19.80

Artisan Partners Funds	93

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
MID CAP FUND
Investor Shares
3/31/2024(6)	20.19%	$1,478,536	1.19%	n/a	(0.94)%	20.35%
9/30/2023	12.62%	$1,350,885	1.20%	n/a	(0.83)%	46.87%
9/30/2022	(36.55)%	$1,387,480	1.18%	n/a	(0.97)%	34.12%
9/30/2021	29.84%	$2,495,355	1.18%	n/a	(0.98)%	40.72%
9/30/2020	45.66%	$2,106,948	1.18%	n/a	(0.81)%	44.52%
9/30/2019	5.11%	$1,599,647	1.19%	n/a	(0.63)%	47.96%
Advisor Shares
3/31/2024(6)	20.26%	$710,331	1.05%	n/a	(0.80)%	20.35%
9/30/2023	12.76%	$619,561	1.05%	n/a	(0.69)%	46.87%
9/30/2022	(36.46)%	$572,155	1.05%	n/a	(0.83)%	34.12%
9/30/2021	30.02%	$923,543	1.04%	n/a	(0.85)%	40.72%
9/30/2020	45.83%	$667,057	1.05%	n/a	(0.68)%	44.52%
9/30/2019	5.36%	$429,052	1.04%	n/a	(0.48)%	47.96%
Institutional Shares
3/31/2024(6)	20.33%	$2,852,858	0.96%	n/a	(0.71)%	20.35%
9/30/2023	12.86%	$2,505,649	0.96%	n/a	(0.60)%	46.87%
9/30/2022	(36.41)%	$2,285,588	0.95%	n/a	(0.74)%	34.12%
9/30/2021	30.15%	$4,000,122	0.95%	n/a	(0.75)%	40.72%
9/30/2020	45.98%	$4,015,667	0.95%	n/a	(0.59)%	44.52%
9/30/2019	5.41%	$3,029,773	0.96%	n/a	(0.41)%	47.96%
MID CAP VALUE FUND
Investor Shares
3/31/2024(6)	17.45%	$378,095	1.24%	n/a	0.90%	9.73%
9/30/2023	16.19%	$365,299	1.22%	n/a	0.69%	27.81%
9/30/2022	(15.39)%	$391,804	1.20%	n/a	0.57%	15.17%
9/30/2021	44.94%	$693,149	1.20%	n/a	0.56%	16.04%
9/30/2020	(8.93)%	$541,320	1.21%	n/a	0.90%	43.12%
9/30/2019	(2.49)%	$842,896	1.20%	n/a	0.52%	19.18%
Advisor Shares
3/31/2024(6)	17.48%	$228,851	1.13%	n/a	1.03%	9.73%
9/30/2023	16.39%	$247,854	1.07%	n/a	0.83%	27.81%
9/30/2022	(15.29)%	$397,898	1.04%	n/a	0.72%	15.17%
9/30/2021	45.12%	$551,822	1.05%	n/a	0.73%	16.04%
9/30/2020	(8.76)%	$518,198	1.06%	n/a	1.02%	43.12%
9/30/2019	(2.32)%	$630,296	1.06%	n/a	0.66%	19.18%
Institutional Shares
3/31/2024(6)	17.51%	$595,118	1.02%	n/a	1.12%	9.73%
9/30/2023	16.53%	$533,734	1.00%	n/a	0.91%	27.81%
9/30/2022	(15.21)%	$518,265	0.98%	n/a	0.78%	15.17%
9/30/2021	45.22%	$783,375	0.98%	n/a	0.79%	16.04%
9/30/2020	(8.76)%	$619,243	1.00%	n/a	1.08%	43.12%
9/30/2019	(2.22)%	$796,385	0.98%	n/a	0.72%	19.18%

94	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SELECT EQUITY FUND
Investor Shares
3/31/2024(6)	$11.97	0.02	2.98	3.00	(0.06)	—	(0.06)	$14.91
9/30/2023	$9.84	0.05	2.38	2.43	(0.01)	(0.29)	(0.30)	$11.97
9/30/2022	$13.48	0.01	(3.00)	(2.99)	—	(0.65)	(0.65)	$9.84
9/30/2021	$10.17	(0.01)	3.32	3.31	—	—	—	$13.48
2/28/2020 (Commencement) - 9/30/2020	$10.00	— (5)	0.17	0.17	—	—	—	$10.17
Advisor Shares
3/31/2024(6)	$11.99	0.02	3.01	3.03	(0.08)	—	(0.08)	$14.94
9/30/2023	$9.87	0.05	2.38	2.43	(0.02)	(0.29)	(0.31)	$11.99
9/30/2022	$13.49	0.02	(2.99)	(2.97)	—	(0.65)	(0.65)	$9.87
9/30/2021	$10.18	0.01	3.30	3.31	—	—	—	$13.49
2/28/2020 (Commencement) - 9/30/2020	$10.00	0.01	0.17	0.18	—	—	—	$10.18
Institutional Shares
3/31/2024(6)	$11.93	0.03	2.97	3.00	(0.08)	—	(0.08)	$14.85
9/30/2023	$9.81	0.07	2.37	2.44	(0.03)	(0.29)	(0.32)	$11.93
9/30/2022	$13.44	0.03	(2.99)	(2.96)	(0.02)	(0.65)	(0.67)	$9.81
9/30/2021	$10.18	0.02	3.30	3.32	(0.06)	—	(0.06)	$13.44
2/28/2020 (Commencement) - 9/30/2020	$10.00	0.01	0.17	0.18	—	—	—	$10.18
SMALL CAP FUND
Investor Shares
3/31/2024(6)	$29.52	(0.16)	5.91	5.75	—	—	—	$35.27
9/30/2023	$27.82	(0.31)	2.09	1.78	(0.08)	—	(0.08)	$29.52
9/30/2022	$50.34	(0.36)	(17.09)	(17.45)	—	(5.07)	(5.07)	$27.82
9/30/2021	$42.80	(0.53)	10.77	10.24	—	(2.70)	(2.70)	$50.34
9/30/2020	$33.17	(0.38)	12.66	12.28	—	(2.65)	(2.65)	$42.80
9/30/2019	$38.97	(0.29)	(0.08)	(0.37)	—	(5.43)	(5.43)	$33.17
Advisor Shares
3/31/2024(6)	$29.82	(0.14)	5.97	5.83	—	—	—	$35.65
9/30/2023	$28.08	(0.26)	2.10	1.84	(0.10)	—	(0.10)	$29.82
9/30/2022	$50.70	(0.32)	(17.23)	(17.55)	—	(5.07)	(5.07)	$28.08
9/30/2021	$43.03	(0.47)	10.84	10.37	—	(2.70)	(2.70)	$50.70
9/30/2020	$33.30	(0.34)	12.72	12.38	—	(2.65)	(2.65)	$43.03
9/30/2019	$39.05	(0.25)	(0.07)	(0.32)	—	(5.43)	(5.43)	$33.30
Institutional Shares
3/31/2024(6)	$30.50	(0.13)	6.12	5.99	—	—	—	$36.49
9/30/2023	$28.74	(0.25)	2.16	1.91	(0.15)	—	(0.15)	$30.50
9/30/2022	$51.74	(0.28)	(17.65)	(17.93)	—	(5.07)	(5.07)	$28.74
9/30/2021	$43.82	(0.43)	11.05	10.62	—	(2.70)	(2.70)	$51.74
9/30/2020	$33.83	(0.31)	12.95	12.64	—	(2.65)	(2.65)	$43.82
9/30/2019	$39.54	(0.23)	(0.05)	(0.28)	—	(5.43)	(5.43)	$33.83

Artisan Partners Funds	95

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SELECT EQUITY FUND
Investor Shares
3/31/2024(6)	25.09%	$3,181	1.25%	3.27%	0.25%	8.65%
9/30/2023	24.93%	$2,796	1.25%	3.17%	0.41%	26.63%
9/30/2022	(23.43)%	$2,345	1.25%	3.16%	0.05%	20.96%
9/30/2021	32.55%	$2,919	1.25%	4.35%	(0.05)%	34.69%
2/28/2020 (Commencement) - 9/30/2020	1.70%	$983	1.25%	17.96%	0.03%	26.96%
Advisor Shares
3/31/2024(6)	25.17%	$1,708	1.15%	3.97%	0.37%	8.65%
9/30/2023	24.90%	$1,239	1.15%	3.66%	0.44%	26.63%
9/30/2022	(23.26)%	$1,561	1.15%	3.68%	0.14%	20.96%
9/30/2021	32.51%	$1,784	1.15%	4.83%	0.05%	34.69%
2/28/2020 (Commencement) - 9/30/2020	1.80%	$778	1.15%	9.66%	0.15%	26.96%
Institutional Shares
3/31/2024(6)	25.20%	$44,003	1.10%	1.17%	0.40%	8.65%
9/30/2023	25.12%	$32,968	1.10%	1.34%	0.56%	26.63%
9/30/2022	(23.33)%	$25,650	1.10%	1.39%	0.22%	20.96%
9/30/2021	32.71%	$19,903	1.10%	1.56%	0.16%	34.69%
2/28/2020 (Commencement) - 9/30/2020	1.80%	$11,266	1.10%	2.36%	0.20%	26.96%
SMALL CAP FUND
Investor Shares
3/31/2024(6)	19.48%	$564,859	1.22%	n/a	(1.01)%	21.89%
9/30/2023	6.38%	$526,681	1.23%	n/a	(1.01)%	30.14%
9/30/2022	(38.24)%	$571,380	1.20%	n/a	(1.00)%	33.64%
9/30/2021	24.45%	$1,089,099	1.19%	n/a	(1.06)%	39.79%
9/30/2020	39.51%	$896,297	1.20%	n/a	(1.05)%	40.59%
9/30/2019	2.02%	$611,745	1.20%	n/a	(0.88)%	47.32%
Advisor Shares
3/31/2024(6)	19.55%	$291,856	1.09%	n/a	(0.88)%	21.89%
9/30/2023	6.56%	$262,669	1.07%	n/a	(0.86)%	30.14%
9/30/2022	(38.16)%	$361,941	1.06%	n/a	(0.87)%	33.64%
9/30/2021	24.63%	$1,325,015	1.06%	n/a	(0.93)%	39.79%
9/30/2020	39.66%	$999,213	1.08%	n/a	(0.94)%	40.59%
9/30/2019	2.16%	$589,147	1.08%	n/a	(0.77)%	47.32%
Institutional Shares
3/31/2024(6)	19.64%	$865,144	1.00%	n/a	(0.78)%	21.89%
9/30/2023	6.62%	$835,311	1.00%	n/a	(0.78)%	30.14%
9/30/2022	(38.12)%	$882,206	0.98%	n/a	(0.78)%	33.64%
9/30/2021	24.76%	$1,633,941	0.96%	n/a	(0.83)%	39.79%
9/30/2020	39.82%	$1,106,482	0.99%	n/a	(0.84)%	40.59%
9/30/2019	2.25%	$636,076	0.99%	n/a	(0.69)%	47.32%

96	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
3/31/2024(6)	$15.02	0.06	1.89	1.95	(0.13)	—	(0.13)	$16.84
9/30/2023	$12.48	0.18	2.47	2.65	(0.11)	—	(0.11)	$15.02
9/30/2022	$19.25	0.18	(6.75)	(6.57)	(0.20)	—	(0.20)	$12.48
9/30/2021	$16.39	0.07	3.11	3.18	(0.32)	—	(0.32)	$19.25
9/30/2020	$15.22	0.24	1.20	1.44	(0.27)	—	(0.27)	$16.39
9/30/2019	$15.08	0.18	0.10	0.28	(0.14)	—	(0.14)	$15.22
Advisor Shares
3/31/2024(6)	$15.01	0.06	1.91	1.97	(0.16)	—	(0.16)	$16.82
9/30/2023	$12.47	0.21	2.47	2.68	(0.14)	—	(0.14)	$15.01
4/25/2022 (Commencement) - 9/30/2022	$14.61	0.06	(2.20)	(2.14)	—	—	—	$12.47
Institutional Shares
3/31/2024(6)	$15.29	0.07	1.94	2.01	(0.16)	—	(0.16)	$17.14
9/30/2023	$12.71	0.23	2.50	2.73	(0.15)	—	(0.15)	$15.29
9/30/2022	$19.55	0.18	(6.85)	(6.67)	(0.17)	—	(0.17)	$12.71
9/30/2021	$16.56	0.10	3.14	3.24	(0.25)	—	(0.25)	$19.55
9/30/2020	$15.25	0.27	1.21	1.48	(0.17)	—	(0.17)	$16.56
9/30/2019	$15.03	0.20	0.10	0.30	(0.08)	—	(0.08)	$15.25
VALUE FUND
Investor Shares
3/31/2024(6)	$13.21	0.08	2.36	2.44	(0.13)	(0.57)	(0.70)	$14.95
9/30/2023	$12.02	0.13	3.14	3.27	(0.03)	(2.05)	(2.08)	$13.21
9/30/2022	$16.28	0.13	(2.44)	(2.31)	(0.16)	(1.79)	(1.95)	$12.02
9/30/2021	$12.41	0.10	4.82	4.92	(0.06)	(0.99)	(1.05)	$16.28
9/30/2020	$12.88	0.09	(0.02)	0.07	(0.11)	(0.43)	(0.54)	$12.41
9/30/2019	$15.10	0.11	(0.56)	(0.45)	(0.10)	(1.67)	(1.77)	$12.88
Advisor Shares
3/31/2024(6)	$13.14	0.09	2.34	2.43	(0.15)	(0.57)	(0.72)	$14.85
9/30/2023	$11.97	0.15	3.12	3.27	(0.05)	(2.05)	(2.10)	$13.14
9/30/2022	$16.21	0.15	(2.42)	(2.27)	(0.18)	(1.79)	(1.97)	$11.97
9/30/2021	$12.37	0.13	4.79	4.92	(0.09)	(0.99)	(1.08)	$16.21
9/30/2020	$12.83	0.11	(0.02)	0.09	(0.12)	(0.43)	(0.55)	$12.37
9/30/2019	$15.04	0.13	(0.55)	(0.42)	(0.12)	(1.67)	(1.79)	$12.83
Institutional Shares
3/31/2024(6)	$13.15	0.09	2.35	2.44	(0.16)	(0.57)	(0.73)	$14.86
9/30/2023	$11.98	0.15	3.13	3.28	(0.06)	(2.05)	(2.11)	$13.15
9/30/2022	$16.24	0.15	(2.43)	(2.28)	(0.19)	(1.79)	(1.98)	$11.98
9/30/2021	$12.40	0.13	4.80	4.93	(0.10)	(0.99)	(1.09)	$16.24
9/30/2020	$12.86	0.12	(0.02)	0.10	(0.13)	(0.43)	(0.56)	$12.40
9/30/2019	$15.08	0.14	(0.56)	(0.42)	(0.13)	(1.67)	(1.80)	$12.86

Artisan Partners Funds	97

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
SUSTAINABLE EMERGING MARKETS FUND
Investor Shares
3/31/2024(6)	12.14%	$15,155	1.15%	1.65%	0.70%	4.94%
9/30/2023	21.37%	$13,658	1.15%	1.74%	1.22%	28.77%
9/30/2022	(34.51)%	$12,297	1.26%*	1.58%	1.06%	21.48%
9/30/2021	19.50%	$61,975	1.35%	1.75%	0.36%	23.22%
9/30/2020	9.58%	$46,541	1.35%	1.73%	1.59%	21.57%
9/30/2019	1.91%	$45,717	1.35%	1.93%	1.19%	30.58%
Advisor Shares
3/31/2024(6)	12.18%	$43,647	1.05%	1.22%	0.79%	4.94%
9/30/2023	21.58%	$37,476	1.05%	1.33%	1.40%	28.77%
4/25/2022 (Commencement) - 9/30/2022	(14.65)%	$26,872	1.05%	1.97%	0.96%	21.48%
Institutional Shares
3/31/2024(6)	12.22%	$89,939	1.00%	1.10%	0.89%	4.94%
9/30/2023	21.57%	$44,368	1.00%	1.26%	1.51%	28.77%
9/30/2022	(34.46)%	$23,562	1.07%*	1.45%	1.13%	21.48%
9/30/2021	19.74%	$9,794	1.20%	1.89%	0.51%	23.22%
9/30/2020	9.73%	$6,695	1.20%	2.29%	1.72%	21.57%
9/30/2019	2.04%	$6,315	1.20%	2.47%	1.34%	30.58%
VALUE FUND
Investor Shares
3/31/2024(6)	19.24%	$87,624	0.98%	1.07%	1.17%	15.93%
9/30/2023	29.09%	$83,594	1.06%**	1.09%	1.00%	38.07%
9/30/2022	(16.50)%	$82,183	1.06%	n/a	0.86%	27.96%
9/30/2021	41.36%	$108,551	1.05%	n/a	0.67%	25.99%
9/30/2020	0.35%	$78,717	1.08%	n/a	0.73%	39.07%
9/30/2019	(1.80)%	$131,134	1.06%	n/a	0.87%	28.36%
Advisor Shares
3/31/2024(6)	19.31%	$95,390	0.88%	0.96%	1.27%	15.93%
9/30/2023	29.30%	$87,610	0.88%	0.97%	1.20%	38.07%
9/30/2022	(16.35)%	$54,633	0.88%	0.96%	1.02%	27.96%
9/30/2021	41.53%	$99,646	0.88%	0.95%	0.84%	25.99%
9/30/2020	0.54%	$84,035	0.88%	0.92%	0.94%	39.07%
9/30/2019	(1.59)%	$108,557	0.88%	0.93%	1.06%	28.36%
Institutional Shares
3/31/2024(6)	19.35%	$159,684	0.83%	0.83%	1.33%	15.93%
9/30/2023	29.35%	$124,498	0.85%***	0.85%	1.20%	38.07%
9/30/2022	(16.34)%	$90,279	0.85%	n/a	1.01%	27.96%
9/30/2021	41.61%	$163,069	0.83%	n/a	0.88%	25.99%
9/30/2020	0.64%	$123,440	0.82%	n/a	1.02%	39.07%
9/30/2019	(1.57)%	$168,607	0.84%	n/a	1.09%	28.36%

98	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — For a share outstanding throughout each period

					Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
VALUE INCOME FUND
Investor Shares
3/31/2024(6)	$8.77	0.14	1.24	1.38	(0.13)	—	(0.13)	$10.02
9/30/2023	$8.15	0.24	0.63	0.87	(0.25)	—	(0.25)	$8.77
2/28/2022 (Commencement) - 9/30/2022	$10.00	0.15	(1.86)	(1.71)	(0.14)	—	(0.14)	$8.15
Advisor Shares
3/31/2024(6)	$8.77	0.15	1.25	1.40	(0.14)	—	(0.14)	$10.03
9/30/2023	$8.15	0.26	0.61	0.87	(0.25)	—	(0.25)	$8.77
2/28/2022 (Commencement) - 9/30/2022	$10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$8.15
Institutional Shares
3/31/2024(6)	$8.78	0.15	1.25	1.40	(0.14)	—	(0.14)	$10.04
9/30/2023	$8.15	0.26	0.62	0.88	(0.25)	—	(0.25)	$8.78
2/28/2022 (Commencement) - 9/30/2022	$10.00	0.16	(1.86)	(1.70)	(0.15)	—	(0.15)	$8.15

Artisan Partners Funds	99

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

	Total Return(2)	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Expenses to Average Net Assets Excluding Waivers(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)
VALUE INCOME FUND
Investor Shares
3/31/2024(6)	15.82%	$978	1.20%	8.78%	3.09%	16.32%
9/30/2023	10.67%	$754	1.20%	9.07%	2.67%	30.15%
2/28/2022 (Commencement) - 9/30/2022	(17.16)%	$733	1.20%	13.46%	2.73%	15.65%
Advisor Shares
3/31/2024(6)	15.97%	$2,047	1.10%	4.01%	3.18%	16.32%
9/30/2023	10.68%	$1,774	1.10%	4.35%	2.86%	30.15%
2/28/2022 (Commencement) - 9/30/2022	(17.11)%	$1,178	1.10%	9.98%	2.86%	15.65%
Institutional Shares
3/31/2024(6)	15.98%	$12,171	1.05%	2.00%	3.21%	16.32%
9/30/2023	10.83%	$8,558	1.05%	2.42%	2.88%	30.15%
2/28/2022 (Commencement) - 9/30/2022	(17.10)%	$7,195	1.05%	2.55%	2.86%	15.65%

100	Artisan Partners Funds

ARTISAN PARTNERS FUNDS

Financial Highlights — continued

*Expense limit from October 1, 2021 to February 28, 2022 was 1.35% for Investor Shares and 1.20% for Institutional Shares. Expense limit was lowered effective March 1, 2022 to 1.15% for Investor Shares and
1.00% for Institutional Shares.

**There was no expense limit prior to July 1, 2023. Effective July 1, 2023, expense limit was 0.98%.

***There was no expense limit prior to July 1, 2023. Effective July 1, 2023, expense limit was 0.83%.

(1)Computed based on average shares outstanding.

(2)Periods less than twelve months (where applicable) are not annualized.

(3)Periods less than twelve months (where applicable) are annualized.

(4)Includes the effect of expenses waived or paid by the Adviser, if applicable.

(5)Amount is between $0.005 and $(0.005) per share.

(6)Unaudited. For the six months ended March 31, 2024.

(7)Includes interest expense and dividend payments for securities sold short. The ratios excluding such expenses are listed below. Refer to 2(n) in Notes to Financial Statements for additional information.

	Ratio of Expenses to Average Net Assets@ (annualized)	Ratio of Expenses to Average Net Assets Excluding Waivers (annualized)
EMERGING MARKETS DEBT OPPORTUNITIES FUND
Investor Shares
3/31/2024	1.25%	3.14%
9/30/2023	1.25%	7.98%
Advisor Shares
3/31/2024	1.15%	1.72%
9/30/2023	1.15%	2.95%
Institutional Shares
3/31/2024	1.10%	1.47%
9/30/2023	1.10%	1.95%
GLOBAL UNCONSTRAINED FUND
Investor Shares
3/31/2024	1.45%	4.79%
9/30/2023	1.45%	9.23%
3/31/2022 (Commencement) - 9/30/2022	1.45%	53.92%
Advisor Shares
3/31/2024	1.35%	1.58%
9/30/2023	1.35%	2.76%
3/31/2022 (Commencement) - 9/30/2022	1.35%	9.22%
Institutional Shares
3/31/2024	1.30%	1.56%
9/30/2023	1.30%	2.26%
3/31/2022 (Commencement) - 9/30/2022	1.30%	2.38%

@Includes the effect of expenses waived or paid by the Adviser, if applicable.

Artisan Partners Funds	101

ARTISAN PARTNERS FUNDS

Notes to Financial Statements — March 31, 2024

(1)Organization:

Artisan Partners Funds, Inc. (“Artisan Partners Funds”) was incorporated on January 5, 1995 as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2024, Artisan Partners Funds is a series company comprised of twenty-one series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following funds (each a “Fund” and collectively the “Funds”) are included in this report:

Fund Name	Investor Shares Inception Date	Advisor Shares Inception Date	Institutional Shares Inception Date
Artisan Developing World Fund (“Developing World Fund”)	June 29, 2015	June 29, 2015	June 29, 2015
Artisan Emerging Markets Debt Opportunities Fund (“Emerging Markets Debt Opportunities Fund”	April 7, 2022	April 7, 2022	April 7, 2022
Artisan Floating Rate Fund (“Floating Rate Fund”)	December 1, 2021	December 1, 2021	December 1, 2021
Artisan Focus Fund (“Focus Fund”)	April 24, 2017	July 31, 2018	February 3, 2020
Artisan Global Discovery Fund (“Global Discovery Fund”)	August 21, 2017	February 3, 2020	February 3, 2020
Artisan Global Equity Fund (“Global Equity Fund”)	March 29, 2010	August 5, 2020	October 15, 2015
Artisan Global Opportunities Fund (“Global Opportunities Fund”)	September 22, 2008	April 1, 2015	July 26, 2011
Artisan Global Unconstrained Fund (“Global Unconstrained Fund”)	March 31, 2022	March 31, 2022	March 31, 2022
Artisan Global Value Fund (“Global Value Fund”)	December 10, 2007	April 1, 2015	July 17, 2012
Artisan High Income Fund (“High Income Fund”)	March 19, 2014	March 19, 2014	October 3, 2016
Artisan International Fund (“International Fund”)	December 28, 1995	April 1, 2015	July 1, 1997
Artisan International Explorer Fund (“International Explorer Fund”)	N/A	May 16, 2022	May 16, 2022
Artisan International Small-Mid Fund (“International Small-Mid Fund”)	December 21, 2001	December 4, 2018	April 12, 2016
Artisan International Value Fund (“International Value Fund”)	September 23, 2002	April 1, 2015	October 1, 2006
Artisan Mid Cap Fund (“Mid Cap Fund”)	June 27, 1997	April 1, 2015	July 1, 2000
Artisan Mid Cap Value Fund (“Mid Cap Value Fund”)	March 28, 2001	April 1, 2015	February 1, 2012
Artisan Select Equity Fund (“Select Equity Fund”)	February 28, 2020	February 28, 2020	February 28, 2020
Artisan Small Cap Fund (“Small Cap Fund”)	March 28, 1995	February 1, 2017	May 7, 2012
Artisan Sustainable Emerging Markets Fund (“Sustainable Emerging Markets Fund”)	June 2, 2008	April 25, 2022	June 26, 2006
Artisan Value Fund (“Value Fund”)	March 27, 2006	April 1, 2015	July 26, 2011
Artisan Value Income Fund (“Value Income Fund”)	February 28, 2022	February 28, 2022	February 28, 2022

During the reporting period, Developing World Fund, Floating Rate Fund, Global Discovery Fund, Global Equity Fund, Global Opportunities Fund, Global Value Fund, High Income Fund, International Fund, International Explorer Fund, International Small-Mid Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Small Cap Fund, Value Fund, and Value Income Fund operated as open-end, diversified mutual funds. During the reporting period, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, Select Equity Fund, and Sustainable Emerging Markets Fund operated as open-end, non-diversified mutual funds. The investment objective of each Fund (except Developing World Fund, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund, High Income Fund and Value Income Fund) is to seek long-term capital growth. Developing World Fund’s and Focus Fund’s investment objective is to seek long-term capital appreciation. Emerging Markets Debt Opportunities Fund’s, Floating Rate Fund’s and Global Unconstrained Fund’s investment objective is to provide total return through a combination of current income and long-term capital appreciation. High Income Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Value Income Fund’s investment objective is to provide total return through a combination of income and capital appreciation. Each Fund has offered shares of capital stock of the classes designated Investor Shares, Advisor Shares and Institutional Shares, since the inception dates listed above, except for International Explorer Fund which only offers Advisor Shares and Institutional Shares. Investor Shares of the Funds are generally available to members of the general public. Advisor Shares of the Funds are generally available for investment only by employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and other investors that meet the minimum investment requirements. Institutional Shares are designed for certain employee benefit plans, clients of certain financial intermediaries that trade through omnibus accounts and institutional and other investors who are able to meet the minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges with respect to a Fund in general. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of a Fund pay pro rata the costs of management of that Fund’s portfolio, including the management fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class. Because of the different expenses, the Advisor Shares or Institutional Shares of a Fund typically will have a lower expense ratio and correspondingly higher total return than the Investor Shares of the same Fund.

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The investment adviser for each Fund is Artisan Partners Limited Partnership (the “Adviser” or “Artisan Partners”). The Adviser is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Partners Asset Management Inc., a publicly traded Delaware corporation.

Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through one or more wholly-owned subsidiaries. References herein to each such Fund include references to a subsidiary in respect of the Fund’s investment exposure. The allocation of the Fund’s portfolio in a subsidiary will vary over time. Each such Fund will treat a subsidiary’s assets as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act applicable to the Fund.

(2)Summary of Significant Accounting Policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles (“US GAAP”).

(a)Investments in Subsidiaries – Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The consolidated financial statements include the accounts of each Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of March 31, 2024, Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. had $2,613,523 in net assets, representing 4.53% of Emerging Markets Debt Opportunities Fund’s net assets and Artisan Global Unconstrained Subsidiary Ltd. had $3,800,028 in net assets, representing 5.00% of Global Unconstrained Fund’s net assets.

(b)Valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) held by the Fund traded on a securities exchange, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost plus accrued interest. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Over-the-counter derivatives (including total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) were valued at the latest net asset value reported by the investment company.

Fixed income securities, including loan participation notes, were valued at market value. Such market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Rule 2a-5 under the 1940 Act (Rule 2a-5), established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy compliant with Rule 2a-5 and Rule 31a-4, without resulting in a material impact to the Funds. Artisan Partners was designated

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by the board of directors as the valuation designee for the Funds pursuant to Rule 2a-5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Procedures for Valuation of Portfolio Securities by Artisan Partners Limited Partnership and under the general oversight of Artisan Partners Funds’ board of directors. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not reliable.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.

(c)Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

The Funds have analyzed the tax positions taken on federal income tax returns for all remaining open tax years (fiscal years 2020 through 2023) and have concluded that, as of March 31, 2024, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and Wisconsin Department of Revenue.

As of and during the period ended March 31, 2024, the Funds did not have any liabilities for unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2024, the Funds did not incur any material interest or penalties.

The Funds are subject to taxes imposed on foreign dividend income and realized and unrealized gains on securities traded in certain foreign countries in which the Funds invest. Withholding taxes on foreign dividends have been accrued based on the Funds’ understanding of the applicable country’s tax rules and rates. Foreign taxes imposed on realized and unrealized gains was based on the Funds’ understanding of the applicable country’s tax rules and rates and, if applicable, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments”, as applicable, on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

(d)Portfolio Transactions – For financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with US GAAP. Net realized gains and losses on securities were computed on specific security lot identification.

(e)Restricted Securities – The Funds may invest in securities that are subject to restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the footnotes to each Fund’s Schedule of Investments.

(f)Foreign Currency Translation – Values of foreign investments, open foreign currency forward contracts, payables for foreign taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in a foreign currency were translated into US dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into US dollars using the current spot market rate of exchange on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency spot contracts and foreign currency forward contracts. Foreign currency spot contracts are typically used to facilitate the purchase and sale of non-US securities and generally settle within three business days. Foreign currency forward contracts are typically used to hedge against foreign currency exchange rate risks, which the Funds may face as a result of direct or indirect exposure to particular currencies (including through US dollar denominated depositary receipts and equity-linked securities). The Funds could be exposed to loss if the counterparties fail to perform under these contracts. Open foreign currency spot contracts and foreign currency forward contracts, if any, were recorded at market value and unrealized gains and losses on foreign currency forward contracts are presented separately on the Statements of Assets and Liabilities and included in other assets less liabilities in the Schedules of Investments. Realized and unrealized gains and losses were reported as foreign currency related transactions and are recorded in the Statements of Operations. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss.

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Other foreign currency related transaction gains and losses may result from currency gains and losses realized on the difference between the amounts of dividends and foreign taxes accrued on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(g)Depositary Receipts – Each Fund may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(h)Equity-Linked Securities and Bond Participation Notes – Each Fund, except Mid Cap Value Fund and Small Cap Fund, may invest in equity-linked securities. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may invest in bond participation notes. Equity-linked securities and bond participation notes are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked security or bond participation note typically entitles the holder to a return equal to the market return of the underlying security or securities. There is no off-balance sheet risk associated with the equity-linked securities or bond participation notes that the Funds purchase and, in those cases, the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction.

(i)Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(j)Indemnifications – Artisan Partners Funds indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to Artisan Partners Funds. In the normal course of business, the Funds also enter into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. A Fund’s maximum exposure under such arrangements is unknown. As of March 31, 2024, no claim has been made for indemnification pursuant to any such agreement of the Funds.

(k)When-Issued/Delayed Delivery Securities – Each Fund may purchase or sell when- issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. Purchasing securities on a when issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

(l)Unfunded Commitments – Pursuant to the terms of certain term loan agreements, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund, and High Income Fund are obligated to fund term loan commitments at the borrower’s discretion. During the period, Floating Rate Fund and High Income Fund had unfunded loan commitments, which were recorded at market value. Unrealized gains and losses are presented separately on the Statements of Operations. As of March 31, 2024, Floating Rate Fund had unfunded loan commitments in the amount of $83,333.

(m)Redemption Fees – Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund and High Income Fund generally impose a 2% redemption fee on the redemption or exchange of shares owned for 90 days or less. Redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserves the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believes such waiver is in the best interest of the Fund, including, but not limited to, when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short- term trading. During the period ended March 31, 2024, Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Global Unconstrained Fund and High Income Fund waived the redemption fee for shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(n)Securities Sold Short – The Funds may sell securities short or maintain a short position in anticipation of the decline in the market value of a particular security (a short sale), including securities that the Funds do not own. To complete a short sale, the Funds must borrow the security to make delivery to the buyer. The Funds are required to pay the lender any dividends or interest on the security, which accrues during the period of the loan.

In order to terminate the short sale, the Fund that borrowed the security is obligated to return the security borrowed by purchasing it at market price at the time of termination. The price of the security at termination may differ from the price at which the security was sold. The Fund will incur a loss, as a result of the short sale, if the price of the security increases between the date of the short sale and when the Fund terminates the short sale. This loss may be unlimited. The Fund will realize a gain if the security declines in price between those dates. The gain is limited to the price at which the Fund sold the security short. The amount of any economic gain will be decreased, and the amount of any economic loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The Funds may reinvest short sale proceeds. Because the Funds may invest the proceeds of a short sale, the effect of short selling is similar to the effect of leverage. The Funds incur expenses as a result of executing short sales.

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During the period ended March 31, 2024, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund engaged in short sales and paid interest on securities sold short, which is included in Interest in the Statements of Operations. For the period ended March 31, 2024, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund incurred fees and expenses on short sales, which is included in other operating expenses in the Statements of Operations. As of March 31, 2024, Global Unconstrained Fund had open short sale positions.

(o)Securities Lending – In order to generate incremental revenue, a Fund may participate in a securities lending program, in which securities from its portfolio may be loaned to third parties. As a matter of policy, securities loans by such Funds are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before a Fund can dispose of it. The borrower pays to a participating Fund an amount equal to any dividends or interest received on securities lent (known as “manufactured payments” or “substitute payments”). Manufactured payments for dividends or interest received by a participating Fund while its securities are loaned out will not be considered qualified dividend income and will have other tax implications. To the extent that a Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. A participating Fund retains all or a portion of the interest received on investment of the cash collateral and/or receives a fee from the borrower. The Funds will typically invest cash collateral in government money market funds. A participating Fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the Fund from its securities lending activities. A participating Fund may recall loaned securities on demand.

Goldman Sachs Bank USA, doing business as Goldman Sachs Agency Lending (“GSAL”), currently serves as the securities lending agent for the Funds. GSAL receives as compensation for its services a portion of the amount earned by each Fund for lending securities.

Income from the securities lending program is recorded when earned or as soon as reliable information became available from the lending agent. Net income for each Fund is reflected in the Statements of Operations under “Income from securities lending.” During the period ended March 31, 2024, Global Discovery Fund, High Income Fund, International Fund, International Value Fund, Mid Cap Value Fund, Small Cap Fund, and Sustainable Emerging Markets Fund participated in the securities lending program. As of March 31, 2024, High Income Fund, Mid Cap Value Fund, and Sustainable Emerging Markets Fund had securities on loan.

(p)ReFlow Liquidity Program – The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program (“program”), which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow provides participating mutual funds (such as the Funds) with a source of cash to meet all, or a portion, of net shareholder redemptions. Following purchases of a Fund’s shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow or at other times at ReFlow’s or Artisan Partners’ discretion. For use of the ReFlow service, a Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 14 basis points of the value of the Fund shares purchased by ReFlow, although a Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of the Fund and its shareholders. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will not be subject to the Funds’ investment minimums, the redemption fee of 2% generally imposed by Artisan Emerging Markets Debt Opportunities Fund, Artisan Floating Rate Fund, Artisan Global Unconstrained Fund and Artisan High Income Fund when shareholders sell or exchange shares owned for 90 days or less, or the activities described under the section titled “Inappropriate Trading” in the prospectus. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind in accordance with Artisan Partners Funds’ policy on purchases and redemptions in-kind. During the period ended March 31, 2024, Global Opportunities Fund, Mid Cap Value Fund and Value Fund participated in ReFlow. Fees associated with ReFlow are disclosed in other operating expenses the Statement of Operations.

(q)Other – Dividend income less foreign taxes accrued or withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Funds on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded, revised or canceled as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends related to corporate actions, if any, were included in dividend income, and generally recorded at the fair market value of securities received. Interest income was recorded on the accrual basis and included accretion of discounts and amortization of premiums. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to the Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were also used, depending on the nature of the expense item. Income and expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class, respectively.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

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(3)Risks:

Like all mutual funds, the Funds take investment risks and it is possible for you to lose money by investing in a Fund. Investors in each Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. This section describes certain of the principal risks associated with investing in each Fund, but is not a complete list of every risk involved in investing in each Fund and the Fund may be exposed to additional risks not listed below. See the Funds’ prospectus and statement of additional information regarding the risks of investing in shares of the Funds. An investment in a Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The success of a Fund is dependent on such Fund’s investment team’s investment decisions, which are based, in part, on the research process employed by the Fund’s investment team. The portfolio securities selected by the investment team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices. To the extent an investment team considers environmental, social and governance factors in its research process, such Fund may forgo certain investment opportunities and underperform funds that do not consider environmental, social and governance factors.

Markets may perform poorly and the returns from the securities in which a Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions and closures, impact the ability to complete redemptions, impact Artisan Partners Funds and its service providers’ business functions and affect Fund performance. For example, the global outbreak of the 2019 novel coronavirus (“COVID-19”), together with resulting voluntary and governmental actions, including, without limitation, mandatory business closures, public gathering limitations, restrictions on travel and quarantines, meaningfully disrupted the global economy and markets.

Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and equity-linked securities) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

In addition, geopolitical events adversely affect global economies and securities markets, subjecting a Fund’s investments to related risks. War, terrorism, global health crises and pandemics, sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on the US and world economies and markets generally.

Investment risks typically are greater in emerging and developing markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. The securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

The values of debt securities change in response to various factors, including, for example, market related factors, such as changes in interest rates or changes in the actual or perceived ability of an issuer to meet its obligations. In general, the value of a debt security may fall in response to increases in interest rates. Each Fund that may invest in fixed income securities may invest in debt securities without considering the maturity of the investment. The value of a security with a longer duration will generally be more sensitive to changes in interest rates than a similar security with a shorter duration. As a result, changes in interest rates in the US and outside the US may affect each Fund’s debt investments unfavorably.

An issuer or counterparty may fail to pay its obligations to a Fund when they are due. Financial strength and solvency (or the perceived financial strength or solvency) of an issuer are the primary factors influencing credit risk. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument of an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower quality debt, including loans, tend to be particularly sensitive to these changes.

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NOTES TO FINANCIAL STATEMENTS

Debt securities in which a Fund invests may be rated below investment grade or be unrated securities that are determined by the Adviser to be of comparable quality. Debt securities of below investment grade quality are high yield, high risk bonds, commonly known as “junk bonds.” These bonds are predominantly speculative. They are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These bonds have a higher degree of default risk and may be less liquid than higher-rated bonds.

Investments in loans, including floating or adjustable rate loans, are generally subject to the same risks as investments in other types of debt obligations, including, among others, the credit risk of nonpayment of principal and interest. In addition, in many cases loans are subject to the risks associated with below investment grade securities. Floating Rate Fund and High Income Fund may invest in loans made in connection with highly leveraged transactions, which are subject to greater credit and liquidity risks than other types of loans. Although the loans in which a Fund invests may be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, a Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan or could recover nothing of what it is owed on the loan. Uncollateralized (i.e., non-secured) loans are subject to greater risk of loss (i.e., nonpayment) in the event of default than secured loans since they do not afford a Fund recourse to collateral. Investments in loans may be difficult to value and may be illiquid, including due to legal or contractual restrictions on resale. Transactions in many loans settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or meet redemption obligations until a substantial period after the sale of the loans.

Although The London Interbank Offered Rate (“LIBOR”) is no longer published as of June 30, 2023, LIBOR and other inter-bank lending rates and indices (together with LIBOR, the “IBORs”) are the subject of ongoing national and international regulatory reform. Most, but not all, LIBOR settings are now transitioned to alternative near risk-free rates (“RFRs”). It is expected that the financing arrangements entered into by a Fund will therefore likely reference an RFR as the applicable interest rate. The RFRs are conceptually and operationally different from LIBOR. For example, overnight rate RFRs may only be determinable on a “backward” looking basis and therefore are only known at the end of an interest period, whereas LIBOR was a “forward” looking rate. Moreover, certain RFRs (such as Secured Overnight Financing Rate or “SOFR” for U.S. dollar debt) are not well established in the market, and all RFRs remain novel in comparison to LIBOR. There consequently remains some uncertainty as to what the economic, accounting, commercial, tax and legal implications of the use of RFRs will be and how they will perform over significant time periods, particularly as market participants are still becoming accustomed to the use of such benchmarks. Given the relative novelty of the use of RFRs in financial markets, the exact impact of the use of the RFRs remains to be seen. All of the aforementioned may adversely affect a Fund’s investments (including in respect of its volatility, value and liquidity) and, as a result, its performance and/or NAV.

As non-diversified funds, Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, Select Equity Fund, and Sustainable Emerging Markets Fund may invest a larger portion of their assets in securities of a smaller number of issuers than a diversified fund, which means a single issuer’s performance may affect Fund performance more than if the Fund were invested in a larger number of issuers.

Operational failures, cyber-attacks or other disruptions that affect the Funds’ service providers, the Funds’ counterparties, other market participants or the issuers of securities held by the Funds may adversely affect the Funds and their shareholders, including by causing losses for the Funds or impairing Fund operations.

A Fund’s use of derivatives may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in ways unanticipated by Artisan Partners. For example, changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If a Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction.

In addition to the risks of an adverse change in the value of the underlying reference asset, a Fund’s use of derivatives, including, but not limited to, over-the-counter (“OTC”) derivatives, involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. Derivatives transactions can create investment leverage and may be highly volatile, and a Fund could lose more than the amount it invests, especially in unusual or extreme market conditions. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

US and non-US legislative and regulatory reforms, including those related to the Dodd-Frank Wall Street Reform and Consumer Protection Act, have resulted in, and may in the future result in, new regulation of derivative instruments and a Fund’s use of such instruments. New regulations could, among other things, restrict a Fund’s ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to the Fund) and/or increase the costs of such transactions, and a Fund may as a result be unable to execute its investment strategies in a manner Artisan Partners might otherwise choose. In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivatives risk management program that takes into account how a Fund’s derivatives use affects its investment portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management.

108	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Emerging Markets Debt Opportunities Fund’s and Global Unconstrained Fund’s investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. Sovereign governments may default on their debt obligations for a number of reasons, including social, political, economic and diplomatic changes in countries issuing sovereign debt.

(4)Fair Value Measurements:

Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•Level 1 – unadjusted quoted prices in active markets for identical investments

•Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(a). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts, treasury bills, other derivatives, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of March 31, 2024 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks
Americas	$1,213,286	$—	$—	$1,213,286
Emerging Markets	1,323,314	—	—	1,323,314
Europe	385,513	—	—	385,513
Pacific Basin	266,918	—	—	266,918
Investment Company	50,520	—	—	50,520
Total Investments	$3,239,551	$—	$—	$3,239,551
Emerging Markets Debt Opportunities
Sovereign Government Bonds and Bond Participation Notes	$—	$34,806	$879	$35,685
Corporate Bonds	—	8,827	—	8,827
Loan	—	—	1,118	1,118
Sovereign Government Treasury Bills	—	6,928	—	6,928
Investment Company	1,087	—	—	1,087
Total Investments	$1,087	$50,561	$1,997	$53,645
Foreign Currency Forward Contracts(1)	—	128	—	128
Futures(1)	(104)	—	—	(104)
Centrally Cleared Credit Default Swaps(1)	—	9	—	9
Centrally Cleared Interest Rate Swaps(1)	—	(15)	—	(15)
OTC Credit Default Swap(1)	—	— (3)	—	—
Total	$983	$50,683	$1,997	$53,663

Artisan Partners Funds	109

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Floating Rate
Bank Loans	$—	$64,935	$237		$65,172
Corporate Bonds	—	4,116	—		4,116
Warrants	—	—	—	(2)	—
Investment Company	15,572	—	—		15,572
Total Investments	$15,572	$69,051	$237		$84,860
Focus
Common Stocks	$978,697	$—	$—		$978,697
Options Purchased	12,150	—	—		12,150
Investment Company	29,463	—	—		29,463
Total Investments	$1,020,310	$—	$—		$1,020,310
Foreign Currency Forward Contracts(1)	—	1,018	—		1,018
Written Option Contracts	(632)	—	—		(632)
Total	$1,019,678	$1,018	$—		$1,020,696
Global Discovery
Common Stocks
Americas	$152,190	$—	$—		$152,190
Emerging Markets	4,048	—	—		4,048
Europe	61,663	1,502	—		63,165
Pacific Basin	9,665	—	—		9,665
Investment Company	9,046	—	—		9,046
Total Investments	$236,612	$1,502	$—		$238,114
Global Equity
Common Stocks
Americas	$82,444	$—	$—		$82,444
Emerging Markets	6,593	—	—	(2)	6,593
Europe	64,778	11,969	—		76,747
Pacific Basin	13,560	—	—		13,560
Investment Company	1,879	—	—		1,879
Total Investments	$169,254	$11,969	$—	(2)	$181,223
Global Opportunities
Common Stocks
Americas	$1,633,309	$—	$—		$1,633,309
Emerging Markets	157,962	—	—		157,962
Europe	409,004	181,051	—		590,055
Pacific Basin	194,905	—	—		194,905
Investment Company	73,709	—	—		73,709
Total Investments	$2,468,889	$181,051	$—		$2,649,940
Global Unconstrained
Sovereign Government Bonds and Bond Participation Notes	$—	$42,216	$1,160		$43,376
Corporate Bonds	—	9,351	—		9,351
Common Stocks	1,928	—	—		1,928
Loan	—	—	1,422		1,422
Options Purchased	24	—	—		24
Sovereign Government Treasury Bills	—	7,633	—		7,633
U.S. Treasury Obligation	—	1,998	—		1,998
Repurchase Agreements	—	2,365	—		2,365
Investment Company	4,451	—	—		4,451
Total Investments before securities sold short	$6,403	$63,563	$2,582		$72,548
Common Stock	(219)	—	—		(219)
Sovereign Government Bonds	—	(2,321)	—		(2,321)
Total Investments after securities sold short	$6,184	$61,242	$2,582		$70,008
Foreign Currency Forward Contracts(1)	—	93	—		93
Futures(1)	(130)	—	—		(130)
Centrally Cleared Credit Default Swaps(1)	—	(419)	—		(419)
Centrally Cleared Interest Rate Swaps(1)	—	(141)	—		(141)
OTC Credit Default Swaps(1)	—	— (3)	—		— (3)
OTC Interest Rate Swap(1)	—	(5)	—		(5)
Total	$6,054	$60,770	$2,582		$69,406

110	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Global Value
Common Stocks
Americas	$988,398	$—	$—		$988,398
Emerging Markets	158,433	—	—		158,433
Europe	987,550	—	—		987,550
Pacific Basin	19,583	—	—		19,583
Investment Company	188,166	—	—		188,166
Total Investments	$2,342,130	$—	$—		$2,342,130
High Income
Corporate Bonds	$—	$6,170,006	$—		$6,170,006
Bank Loans	—	1,397,036	7,101		1,404,137
Common Stock	—	16,379	—		16,379
Warrants	—	—	—	(2)	—
Investment Company	890,600	—	—		890,600
Total Investments	$890,600	$7,583,421	$7,101		$8,481,122
International
Common Stocks and Equity-Linked Security
Americas	$1,057,546	$—	$—		$1,057,546
Emerging Markets	90,006	56,117	—	(2)	146,123
Europe	2,930,073	525,864	—		3,455,937
Pacific Basin	655,626	—	—		655,626
Total Investments	$4,733,251	$581,981	$—	(2)	$5,315,232
International Explorer
Common Stocks
Americas	$9,799	$—	$—		$9,799
Emerging Markets	19,127	—	—		19,127
Europe	57,253	3,326	—		60,579
Pacific Basin	17,864	—	—		17,864
Investment Company	22,683	—	—		22,683
Total Investments	$126,726	$3,326	$—		$130,052
International Small-Mid
Common Stocks
Americas	$1,048,721	$—	$—		$1,048,721
Emerging Markets	259,646	53,763	—		313,409
Europe	1,824,934	305,380	—		2,130,314
Middle East	340,819	—	—		340,819
Pacific Basin	666,302	—	—		666,302
Investment Company	72,438	—	—		72,438
Total Investments	$4,212,860	$359,143	$—		$4,572,003
International Value
Common Stocks and Equity-Linked Security
Americas	$5,818,485	$—	$—		$5,818,485
Emerging Markets	4,679,133	251,566	130,980		5,061,679
Europe	16,214,080	714,340	—		16,928,420
Pacific Basin	564,796	—	—		564,796
Investment Company	3,878,180	—	—		3,878,180
Miscellaneous Securities	411,902	—	—		411,902
Total Investments	$31,566,576	$965,906	$130,980		$32,663,462
Mid Cap
Common Stocks	$4,986,647	$—	$—		$4,986,647
Investment Company	34,122	—	—		34,122
Total Investments	$5,020,769	$—	$—		$5,020,769
Mid Cap Value
Common Stocks	$1,169,309	$—	$—	(2)	$1,169,309
Investment Company	45,391	—	—		45,391
Total Investments	$1,214,700	$—	$—	(2)	$1,214,700

Artisan Partners Funds	111

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Select Equity
Common Stocks	$44,260	$—	$—		$44,260
Investment Company	4,416	—	—		4,416
Total Investments	$48,676	$—	$—		$48,676
Small Cap
Common Stocks	$1,706,862	$—	$—		$1,706,862
Investment Company	4,871	—	—		4,871
Total Investments	$1,711,733	$—	$—		$1,711,733
Sustainable Emerging Markets
Common Stocks
Americas	$1,439	$—	$—		$1,439
Emerging Markets	135,261	4,861	—	(2)	140,122
Pacific Basin	2,132	—	—		2,132
Investment Company	7,089	—	—		7,089
Total Investments	$145,921	$4,861	$—	(2)	$150,782
Value
Common Stocks	$329,394	$—	$—		$329,394
Investment Company	16,028	—	—		16,028
Total Investments	$345,422	$—	$—		$345,422
Value Income
Common Stocks and Equity-Linked Security	$13,210	$232	$—		$13,442
Corporate Bonds	—	702	—		702
Convertible Bonds	—	371	—		371
Preferred Stock	272	—	—		272
Investment Company	485	—	—		485
Total Investments	$13,967	$1,305	$—		$15,272
Written Option Contracts	(22)	(5)	—		(27)
Total	$13,945	$1,300	$—		$15,245

(1)Foreign currency forward contracts, futures contracts, OTC swaps and centrally cleared swap contracts are valued at unrealized appreciation (depreciation). Amounts shown above are shown as net unrealized appreciation (depreciation). See the Fund’s Schedule of Investments for additional detail.

(2)Includes one or more securities valued at $0.

(3)Amount rounds to less than $1.

Information about Level 3 fair value measurements (dollar value in thousands):

Assets	Fair Value at March 31, 2024		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Debt Opportuniites Fund
Loan	$1,118		Model-derived based on change in option-adjusted spread of comparables	Increase
Bond Participation Notes	$879		Single broker quote	Increase
Floating Rate Fund
Bank Loan	$237		Last traded price in inactive market	Increase
Warrant	$—	(1)	100% discount for uncertainty of liquidation value	N/A
Global Equity Fund
Common Stock	$—	(1)	Last quote in restricted market less 100% discount	N/A
Global Unconstrained Fund
Loan	$1,422		Model-derived based on change in option-adjusted spread of comparables	Increase
Bond Participation Notes	$1,160		Single broker quote	Increase

112	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Assets	Fair Value at March 31, 2024		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
High Income Fund
Bank Loan	$7,101		Last traded price in inactive market	Increase
Warrant	$—	(1)	100% discount for uncertainty of liquidation value	N/A
International Fund
Common Stock	$—	(1)	Last quote in restricted market less 100% discount	N/A
International Value Fund
Common Stock	$130,980		Net collateral, net earned premiums, and fair value of loss reserves	Increase
Mid Cap Value Fund
Common Stock	$—	(1)	100% discount for uncertainty of liquidation value	N/A
Sustainable Emerging Markets Fund
Common Stock	$—	(1)	Last quote in restricted market less 100% discount	N/A

(1)Includes one or more securities valued at $0.

As of March 31, 2024, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Debt Opportuniites Fund		Floating Rate Fund		Global Equity Fund		Global Unconstrained Fund		High Income Fund		International Fund		International Value Fund	Mid Cap Value Fund		Sustainable Emerging Markets Fund
Balance as of September 30, 2023	$301		$—	(1)	$—	(1)	$374		$—	(1)	$—	(1)	$118,830	$—	(1)	$—	(1)
Transfers into Level 3	—		—		—		—		—		—		—	—		—
Net change in unrealized appreciation (depreciation)	41		—	(2)	—		51		(7)		—		12,150	—		—
Purchases	1,655		237		—		2,157		7,101		—		—	—		—
Sales	—		—		—		—		—		—		—	—		—
Accrued Amortization	—	(2)	—	(2)	—		—	(2)	7		—		—	—		—
Realized Gain/(Loss)	—		—		—		—		—		—		—	—		—
Transfer out of Level 3	—		—		—		—		—		—		—	—		—
Balance as of March 31, 2024	$1,997		$237	(1)	$—	(1)	$2,582		$7,101	(1)	$—	(1)	$130,980	$—	(1)	$—	(1)
Net change in unrealized appreciation (depreciation) for investments held as of March 31, 2024	$34		$—	(2)	$—		$43		$(7)		$—		$12,150	$—		$—

(1)Includes one or more securities valued at $0.

(2)Amount rounds to less than $1.

(5)Transfer Agent and Authorized Agent Fees:

Each Fund paid fees to, and reimbursed certain expenses of, the Funds’ transfer agent during the period. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders on the Funds’ behalf. Some authorized agents charge a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. Generally, the fee was either a per account charge based on the number of accounts to which the authorized agent provided such services, or was a percentage of the average value of Fund shares held in such accounts. For Investor Shares and Advisor Shares of the Funds, each Fund paid all or a portion of such fees, which are intended to

Artisan Partners Funds	113

NOTES TO FINANCIAL STATEMENTS

compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent or other service providers if the shares were registered on the books of the Funds’ transfer agent. For Institutional Shares, the Funds do not pay fees to intermediaries in connection with recordkeeping, transaction processing for shareholders’ accounts or any other services that an intermediary may provide to its clients. Artisan Partners, at its own expense, pays certain authorized agents for accounting and shareholder services (to the extent those fees are not paid by a Fund), and for distribution and marketing services performed with respect to the Funds. See the Funds’ prospectus and statement of additional information about authorized agents. The Funds’ expenses incurred for services provided by authorized agents are included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the period ended March 31, 2024 (in thousands):

	Six Months Ended 3/31/2024
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Developing World Fund - Investor Shares	$ 23	$ 332	$ 355
Artisan Developing World Fund - Advisor Shares	17	499	516
Artisan Developing World Fund - Institutional Shares	20	–	20
Artisan Emerging Markets Debt Opportunities Fund - Investor Shares	13	8	21
Artisan Emerging Markets Debt Opportunities Fund - Advisor Shares	13	7	20
Artisan Emerging Markets Debt Opportunities Fund - Institutional Shares	12	–	12
Artisan Floating Rate Fund - Investor Shares	13	13	26
Artisan Floating Rate Fund - Advisor Shares	13	10	23
Artisan Floating Rate Fund - Institutional Shares	13	–	13
Artisan Focus Fund - Investor Shares	18	40	58
Artisan Focus Fund - Advisor Shares	14	217	231
Artisan Focus Fund - Institutional Shares	14	–	14
Artisan Global Discovery Fund - Investor Shares	16	37	53
Artisan Global Discovery Fund - Advisor Shares	12	10	22
Artisan Global Discovery Fund - Institutional Shares	13	–	13
Artisan Global Equity Fund - Investor Shares	17	78	95
Artisan Global Equity Fund - Advisor Shares	13	2	15
Artisan Global Equity Fund - Institutional Shares	13	–	13
Artisan Global Opportunities Fund - Investor Shares	31	775	806
Artisan Global Opportunities Fund - Advisor Shares	15	212	227
Artisan Global Opportunities Fund - Institutional Shares	18	–	18
Artisan Global Unconstrained Fund - Investor Shares	13	8	21
Artisan Global Unconstrained Fund - Advisor Shares	12	15	27
Artisan Global Unconstrained Fund - Institutional Shares	12	–	12
Artisan Global Value Fund - Investor Shares	22	232	254
Artisan Global Value Fund - Advisor Shares	13	101	114
Artisan Global Value Fund - Institutional Shares	15	–	15
Artisan High Income Fund - Investor Shares	18	865	883
Artisan High Income Fund - Advisor Shares	29	1,427	1,456
Artisan High Income Fund - Institutional Shares	26	–	26
Artisan International Fund - Investor Shares	104	1,632	1,736
Artisan International Fund - Advisor Shares	16	316	332
Artisan International Fund - Institutional Shares	21	–	21
Artisan International Explorer Fund - Advisor Shares	14	22	36
Artisan International Explorer Fund - Institutional Shares	13	–	13
Artisan International Small-Mid Fund - Investor Shares	25	304	329
Artisan International Small-Mid Fund - Advisor Shares	16	481	497
Artisan International Small-Mid Fund - Institutional Shares	21	–	21
Artisan International Value Fund - Investor Shares	44	3,283	3,327
Artisan International Value Fund - Advisor Shares	25	3,915	3,940
Artisan International Value Fund - Institutional Shares	32	–	32
Artisan Mid Cap Fund - Investor Shares	58	1,521	1,579
Artisan Mid Cap Fund - Advisor Shares	16	263	279
Artisan Mid Cap Fund - Institutional Shares	26	–	26

114	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	Six Months Ended 3/31/2024
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Artisan Mid Cap Value Fund - Investor Shares	48	361	409
Artisan Mid Cap Value Fund - Advisor Shares	15	94	109
Artisan Mid Cap Value Fund - Institutional Shares	15	–	15
Artisan Select Equity Fund - Investor Shares	13	8	21
Artisan Select Equity Fund - Advisor Shares	13	–	13
Artisan Select Equity Fund - Institutional Shares	12	–	12
Artisan Small Cap Fund - Investor Shares	51	561	612
Artisan Small Cap Fund - Advisor Shares	15	94	109
Artisan Small Cap Fund - Institutional Shares	17	–	17
Artisan Sustainable Emerging Markets Fund - Investor Shares	15	15	30
Artisan Sustainable Emerging Markets Fund - Advisor Shares	12	16	28
Artisan Sustainable Emerging Markets Fund - Institutional Shares	14	–	14
Artisan Value Fund - Investor Shares	21	87	108
Artisan Value Fund - Advisor Shares	14	46	60
Artisan Value Fund - Institutional Shares	14	–	14
Artisan Value Income Fund - Investor Shares	13	8	21
Artisan Value Income Fund - Advisor Shares	12	1	13
Artisan Value Income Fund - Institutional Shares	12	–	12

(6)Derivative Transactions:

Each Fund may invest in derivatives for any purpose consistent with its investment objective and guidelines, as set forth in its then-current prospectus and statement of additional information including, without limitation, to improve expected risk-adjusted returns, to reduce exposure to certain risks, for hedging purposes and to obtain economic exposure to certain issuers.

In connection with Rule 18f-4 under the 1940 Act, the Funds have adopted a derivative risk management program that takes into account how its derivatives use affects its portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management. To the extent a Fund is not a limited derivatives user (as defined in Rule 18f-4), Rule 18f-4, among other things, limits a Fund’s derivatives exposure through a value-at-risk test and requires such Funds to adopt and implement a derivatives risk management program that is reasonably designed to manage the Funds’ derivatives risks. Subject to certain conditions, Funds that are limited derivatives users are not subject to the full requirements of Rule 18f-4. In order to qualify as a limited derivatives user, a Fund’s derivatives “exposure” (as defined in Rule 18f-4) cannot exceed 10% of its net assets, excluding certain currency or interest rate derivatives used for hedging purposes in accordance with specific requirements set out in Rule 18f-4. Emerging Markets Debt Opportunities Fund, Floating Rate Fund, Focus Fund, Global Unconstrained Fund and High Income Fund are full derivatives users while the remaining Funds are limited derivatives users.

Foreign Currency Forward Contracts

Foreign currency forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers and are not exchange traded.

Forward currency transactions may involve currencies of the different countries to which a Fund may have exposure and serve as hedges against possible variations in the exchange rate between these currencies. Forward currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions (including positions obtained through, among other instruments, participation certificates and depositary receipts that may be denominated in US dollars or foreign currencies). A Fund may not engage in speculative currency exchange transactions. Emerging Markets Debt Opportunities Fund, Focus Fund, Global Unconstrained Fund, and High Income Fund each used foreign currency contracts for hedging currency exposure during the period ended March 31, 2024.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency. Hedging activity and/or use of forward foreign currency contracts may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

Artisan Partners Funds	115

NOTES TO FINANCIAL STATEMENTS

Futures Transactions

Each Fund may invest in futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund used futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument during the period ended March 31, 2024.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. To the extent it uses futures contracts, a Fund will be required to deposit margin and other assets with its futures clearing brokers, shown as due from broker in the Statements of Assets and Liabilities.

There are risks associated with a Fund’s transactions in futures contracts, including that the success of an investment strategy may depend on the ability of the Fund’s portfolio managers to predict movements in the prices of individual securities, fluctuations in markets and movement in interest rates.

Options Transactions

Each Fund may purchase and write (sell) put options and call options on securities or indexes.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from or sell to the seller of the option the security underlying the option at a specified exercise price at any time during the term of the option. Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments in securities, at value and written options, at value, respectively, in the Statements of Assets and Liabilities. Focus Fund, Global Unconstrained Fund, and Value Income Fund held option contracts during the period ended March 31, 2024.

Each Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in a Fund’s use of options. None of the funds invested in swaptions during the period.

If a written option expires, a Fund realizes a gain equal to the premium received at the time the option was written. If a purchased option expires, the Fund realizes a loss equal to the premium paid. A Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or if it is more, the Fund will realize a loss. If the premium received from writing a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a gain, or if it is less, the Fund will realize a loss. Realized gain or loss on options purchased and options written are included in net realized gain (loss) on investments and net realized gain (loss) on written options, respectively, in the Statements of Operations. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

There are risks associated with a Fund investing in options contracts including significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. During the period ended March 31, 2024, Focus Fund and Value Income Fund used options transactions to enhance alpha and minimize downside market risk. Global Unconstrained Fund used options to create investment leverage.

Repurchase Agreements

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present acceptable credit risks. Artisan Partners will review and monitor the creditworthiness of such institutions and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies and other relevant factors.

To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the US Bankruptcy Code, each Fund intends to comply with provisions under the Bankruptcy Code that would allow it immediately to resell such collateral. Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund held repurchase agreements during the period ended March 31, 2024.

116	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Swap Transactions

Each Fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. An example of one type of swap involves the exchange by the Fund with another party of their respective commitments to pay or receive cash flows, for example, an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statement of Operations. Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market factors. These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party or derivatives clearing organization when the swap contract is executed and is recorded as Due from brokers on the Statement of Assets and Liabilities.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease a Fund’s exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if a Fund agrees to exchange payments in US dollars for payments in a non-US currency, the swap agreement would tend to decrease a Fund’s exposure to US interest rates and increase its exposure to that non-US currency and interest rates.

A Fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to a Fund. If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty’s insolvency.

Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities. Swaps carry counterparty risks that cannot be fully anticipated. Also, because swap transactions typically involve a contract between the two parties, such swap investments can be extremely illiquid, as it is uncertain as to whether another counterparty would wish to take assignment of the rights under the swap contract at a price acceptable to a Fund.

A credit default swap on a bond is an agreement between a Fund and a counterparty that enables a Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a specific default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a US or non-US corporate issuer on its debt obligations. In return for its obligation, a Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments, and would have no payment obligations to the counterparty. A Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

Each Fund may enter into credit default swap contracts as protection buyer in order to hedge against the risk of default on the debt of a particular issuer or basket of issuers or attempt to profit from a deterioration or perceived deterioration in the creditworthiness of the particular issuer(s) (also known as buying credit protection).

Artisan Partners Funds	117

NOTES TO FINANCIAL STATEMENTS

Each Fund may also engage in total return swaps, in which payments made by a Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). Total return swap agreements may be used to obtain exposure to a security, commodity, or market without owning or taking physical custody of such security or investing directly in such market. Swaps carry counterparty risks that cannot be fully anticipated. Each Fund may also enter into swap agreements on futures contracts including, but not limited to, index futures contracts. Swap agreements on futures contracts are generally subject to the same risks involved in the fund’s use of futures contracts, in addition to the risks involved in the fund’s use of swap agreements. A total return swap, or a swap on a futures contract, may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the Fund does not own or take physical custody of such asset or invest directly in such market.

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when a Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s NAV. During the period ended March 31, 2024, Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund used swap transactions to create investment leverage.

The fair value of derivative instruments as reported in the Statements of Assets and Liabilities as of March 31, 2024 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Assets and Liabilities Location	Value
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$375
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(247)
	Interest rate	Futures contracts	Payable for variation margin on futures contracts	$(104	)*
	Credit	Centrally cleared swap contracts	Receivable for variation margin on centrally cleared swap contracts	$9	*
	Interest rate	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	$(15	)*
	Credit	Over the counter swap contracts	Swap contracts, at value	$—	(1)
Focus	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$1,405
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(387)
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value	$12,150
	Equity	Written options contracts	Written options, at value	$(632)
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Unrealized appreciation on foreign currency forward contracts	$465
	Foreign currency	Foreign currency forward contracts	Unrealized depreciation on foreign currency forward contracts	$(372)
	Interest rate	Futures contracts	Payable for variation margin on futures contracts	$(119	)*
	Equity	Futures contracts	Payable for variation margin on futures contracts	$(11	)*
	Credit	Centrally cleared swap contracts	Receivable for variation margin on centrally cleared swap contracts	$(419	)*
	Interest rate	Centrally cleared swap contracts	Payable for variation margin on centrally cleared swap contracts	$(141	)*
	Credit	Over the counter swap contracts	Swap contracts, at value	$—	(1)
	Interest rate	Over the counter swap contracts	Swap contracts, at value	$2
	Equity	Purchased options contracts	Investments in securities, unaffiliated, at value	$24
Value Income	Equity	Written options contracts	Written options, at value	$(27)

(1)Amount rounds to less than $1.

*Futures contracts and centrally cleared swap contracts are valued in this table at unrealized appreciation (depreciation). Amounts reported in the Statements of Assets and Liabilities reflect only the current day’s variation margin related to these contracts.

The effect of derivative instruments in the amount of realized gain (loss) and net increase(decrease) in unrealized appreciation or depreciation recognized on the Statements of Operations for the period ended March 31, 2024 was as follows (in thousands):

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
Developing World	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	$(1)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	$1
Emerging Markets Debt Opportunities	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	$(108)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	$397
	Interest rate	Futures contracts	Net realized gain (loss) on futures contracts	$36	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	$(260)
	Credit	Centrally cleared swap contracts	Net realized gain (loss) on swap contracts	$8	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	$8

118	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Risk Exposure Category	Derivative Instrument	Statements of Operations Location	Net Realized Gain (Loss)	Statements of Operations Location	Unrealized Appreciation (Depreciation)
	Interest rate	Centrally cleared swap contracts	Net realized gain (loss) on swap contracts	$(76)	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	$68
Focus	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	$1,244	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	$(696)
	Equity	Purchased options contracts	Net realized gain (loss) on investments, from unaffiliated issuers	$29,472	Net increase (decrease) in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$538
	Equity	Written options contracts	Net realized gain (loss) on written options	$(19,952)	Net increase (decrease) in unrealized appreciation or depreciation on written options	$(44)
Global Unconstrained	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	$(172)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	$208
	Interest rate	Futures contracts	Net realized gain (loss) on futures contracts	$(58)	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	$(316)
	Equity	Futures contracts	Net realized gain (loss) on futures contracts	$(58)	Net increase (decrease) in unrealized appreciation or depreciation on futures contracts	$(30)
	Credit	Centrally cleared swap contracts	Net realized gain (loss) on swap contracts	$(328)	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	$(204)
	Interest rate	Centrally cleared swap contracts	Net realized gain (loss) on swap contracts	$(75)	Net increase (decrease) in unrealized appreciation or depreciation on swap contracts	$(68)
	Equity	Purchased options contracts	Net realized gain (loss) on investments, from unaffiliated issuers	$(64)	Net increase (decrease) in unrealized appreciation or depreciation on investments, from unaffiliated issuers	$(17)
High Income	Foreign currency	Foreign currency forward contracts	Net realized gain (loss) on foreign currency forward contracts	$(26)	Net increase (decrease) in unrealized appreciation or depreciation on foreign currency forward contracts	$26
Value Income	Equity	Written options contracts	Net realized gain (loss) on written options	$7	Net increase (decrease) in unrealized appreciation or depreciation on written options on written options	$(13)

The average monthly amount outstanding for each derivative type for the period ended March 31, 2024 was as follows (dollar value in thousands):

Fund	Derivative Type	Average Monthly Notional Amount
Emerging Markets Debt Opportunities	Centrally cleared credit default swaps	$1,126
	Centrally cleared interest rate swaps	$7,794
	Foreign currency forward contracts	$45,928
	Futures contracts	$19,700
	Overnight Index Swap	$5,058
	Variable rate swap	$155
Focus	Foreign currency forward contracts	$103,049
	Purchased options contracts	$17,824
Global Unconstrained	Centrally cleared credit default swaps	$35,247
	Centrally cleared interest rate swaps	$11,637
	Foreign currency forward contracts	$52,284
	Futures contracts	$22,934
	Purchased options contracts	$38
	Overnight Index Swap	$10,039
	Variable rate swap	$4,753
High Income	Foreign currency forward contracts	$2,544
Value Income	Written options contracts	$13

Master Netting Agreements

Each Fund is a party to various master netting agreements. While the terms and conditions of these agreements may vary, all transactions under any such agreement constitute a single contractual relationship. Each party’s obligation to make any payments, deliveries or other transfers in respect of any transaction under such an agreement may be netted against the other party’s obligations under such agreement. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from one party to the other.

Artisan Partners Funds	119

NOTES TO FINANCIAL STATEMENTS

The following tables present information about the offsetting of derivative instruments and collateral amounts (in thousands) for foreign currency forward contracts as of March 31, 2024:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Asset Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citigroup Global Markets	$33	$(33)	$—	$—
Emerging Markets Debt Opportunities	ICBC Standard Bank Plc	42	(6)	—	36
Emerging Markets Debt Opportunities	JPMorganChase Bank, N.A.	21	—	—	21
Emerging Markets Debt Opportunities	Standard Chartered Bank	279	(172)	—	107
Focus	JPMorgan Chase Bank, N.A.	1,405	(387)	—	1,018
Global Unconstrained	Goldman Sachs International	4	(4)	—	—
Global Unconstrained	ICBC Standard Bank Plc	28	(27)	—	1
Global Unconstrained	JPMorganChase Bank, N.A.	72	(72)	—	—
Global Unconstrained	Standard Chartered Bank	361	(220)	—	141
	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Counterparty	Gross Liability Amounts Presented in Statements of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount (Not Less Than $0)
Emerging Markets Debt Opportunities	Citigroup Global Markets	$69	$(33)	$—	$36
Emerging Markets Debt Opportunities	ICBC Standard Bank Plc	6	(6)	—	—
Emerging Markets Debt Opportunities	Standard Chartered Bank	172	(172)	—	—
Focus	JPMorgan Chase Bank, N.A.	387	(387)	—	—
Global Unconstrained	Goldman Sachs International	5	(4)	—	1
Global Unconstrained	ICBC Standard Bank Plc	27	(27)	—	—
Global Unconstrained	JPMorganChase Bank, N.A.	125	(72)	—	53
Global Unconstrained	Standard Chartered Bank	220	(220)	—	—

(7)Related Party Transactions:

(a)Investment Advisory Agreement – The Adviser, with which the officers and one director of the Funds are affiliated, provided investment advisory and administrative services to the Funds during the period ended March 31, 2024. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Developing World Fund

Average Daily Net Assets	Annual Rate
Up to $1 billion	1.050%
$1 billion to $2 billion	1.025
$2 billion to $3.5 billion	1.000
$3.5 billion to $5 billion	0.975
Over $5 billion	0.950

Emerging Markets Debt Opportunities and Select Equity Fund

Average Daily Net Assets	Annual Rate
Up to $1 billion	0.750%
$1 billion to $2 billion	0.725
$2 billion to $3.5 billion	0.700
$3.5 billion to $5 billion	0.675
Over $5 billion	0.650

Floating Rate Fund

Average Daily Net Assets	Annual Rate
Up to $1 billion	0.680%
$1 billion to $2 billion	0.660
$2 billion to $3.5 billion	0.640
$3.5 billion to $10 billion	0.620
Over $10 billion	0.600

120	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Focus Fund

Average Daily Net Assets	Annual Rate
Up to $1 billion	1.000%
$1 billion to $2 billion	0.975
$2 billion to $3.5 billion	0.950
$3.5 billion to $5 billion	0.925
Over $5 billion	0.900

Global Discovery Fund

Average Daily Net Assets	Annual Rate
Up to $1 billion	0.975%
$1 billion to $2 billion	0.950
$2 billion to $3.5 billion	0.925
$3.5 billion to $5 billion	0.900
Over $5 billion	0.875

Global Equity Fund

Average Daily Net Assets	Annual Rate
Up to $1 billion	0.900%
$1 billion to $2 billion	0.875
$2 billion to $3.5 billion	0.850
$3.5 billion to $5 billion	0.825
Over $5 billion	0.800

Global Opportunities Fund

Average Daily Net Assets	Annual Rate
Up to $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Over $12 billion	0.800

Global Unconstrained Fund

Average Daily Net Assets	Annual Rate
Up to $1 billion	0.950%
$1 billion to $2 billion	0.925
$2 billion to $3.5 billion	0.900
$3.5 billion to $5 billion	0.875
Over $5 billion	0.850

Global Value Fund

Average Daily Net Assets	Annual Rate
Up to $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Over $12 billion	0.900

High Income Fund

Average Daily Net Assets	Annual Rate
Up to $1 billion	0.725%
$1 billion to $2 billion	0.700
$2 billion to $3.5 billion	0.675
$3.5 billion to $10 billion	0.650
Over $10 billion	0.625

Artisan Partners Funds	121

NOTES TO FINANCIAL STATEMENTS

International Fund

Average Daily Net Assets	Annual Rate
Up to $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Over $12 billion	0.900

International Explorer Fund

Average Daily Net Assets	Annual Rate
Up to $500 million	1.050%
Over $500 million	1.000

International Small-Mid Fund

Average Daily Net Assets	Annual Rate
Up to $2 billion	1.050%
$2 billion to $3 billion	1.025
$3 billion to $4 billion	1.000
$4 billion to $5 billion	0.975
Over $5 billion	0.950

International Value Fund, Mid Cap Fund, Mid Cap Value Fund and Small Cap Fund

Average Daily Net Assets	Annual Rate
Up to $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Over $1 billion	0.925

Sustainable Emerging Markets Fund

Average Daily Net Assets	Annual Rate
Up to $1 billion	0.850%
$1 billion to $2 billion	0.825
$2 billion to $3.5 billion	0.800
$3.5 billion to $5 billion	0.775
Over $5 billion	0.750

Value Fund

Average Daily Net Assets	Annual Rate
Up to $50 million	0.800%
$50 million to $100 million	0.760
$100 million to $500 million	0.720
$500 million to $7.5 billion	0.680
Over $7.5 billion	0.640

Value Income Fund

Average Daily Net Assets	Annual Rate
Up to $1 billion	0.700%
$1 billion to $2 billion	0.675
$2 billion to $3.5 billion	0.650
$3.5 billion to $5 billion	0.625
Over $5 billion	0.600

122	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

(b)Expense Waivers and Reimbursements – The Adviser has contractually or voluntarily agreed, to bear certain expenses and waive its management fees, and to the extent that the fee waiver is insufficient to reimburse any ordinary operating expenses, to the extent necessary to cause total annual fund operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, borrowing costs such as dividends on securities sold short, and extraordinary charges such as litigation costs, but including management fees paid to the Adviser) not to exceed the percentages of average daily net assets indicated below. The contractual limits continue through January 31, 2025 at which time Artisan Partners will determine whether to renew, revise or discontinue it. The table below shows the current expense limit as a percent of average daily net assets and amounts waived by the Adviser during the period ended March 31, 2024 (dollar values in thousands).

For the period ended March 31, 2024, Value Income Fund incurred operating expenses of approximately $64,000 that were reimbursed by the Adviser. The Funds had no material receivables from or payables to the Adviser at March 31, 2024.

Fund	Voluntary Expense Limit as a % of Average Daily Net Assets	Contractual Expense Limit as a % of Average Daily Net Assets	Expenses Waived
Emerging Markets Debt Opportunities Fund - Investor Shares		1.25%	33
Emerging Markets Debt Opportunities Fund - Advisor Shares		1.15%	41
Emerging Markets Debt Opportunities Fund - Institutional Shares		1.10%	52
Floating Rate Fund - Investor Shares		1.20%	29
Floating Rate Fund - Advisor Shares		1.10%	29
Floating Rate Fund - Institutional Shares		1.05%	21
Focus Fund - Investor Shares*	1.50%		—
Global Discovery Fund - Investor Shares		1.40%	6
Global Discovery Fund - Advisor Shares		1.30%	11
Global Discovery Fund - Institutional Shares		1.25%	—
Global Equity Fund - Investor Shares		1.35%	—
Global Equity Fund - Advisor Shares		1.25%	19
Global Equity Fund - Institutional Shares		1.20%	—
Global Unconstrained Fund - Investor Shares		1.45%	31
Global Unconstrained Fund - Advisor Shares		1.35%	38
Global Unconstrained Fund - Institutional Shares		1.30%	33
International Explorer Fund - Advisor Shares		1.40%	4
International Explorer Fund - Institutional Shares		1.35%	—
Select Equity Fund - Investor Shares		1.25%	29
Select Equity Fund - Advisor Shares		1.15%	23
Select Equity Fund - Institutional Shares		1.10%	14
Sustainable Emerging Markets Fund - Investor Shares		1.15%	36
Sustainable Emerging Markets Fund - Advisor Shares		1.05%	33
Sustainable Emerging Markets Fund - Institutional Shares		1.00%	35
Value Fund - Investor Shares		0.98%	38
Value Fund - Advisor Shares		0.88%	36
Value Fund - Institutional Shares		0.83%	—
Value Income Fund - Investor Shares		1.20%	33
Value Income Fund - Advisor Shares		1.10%	28
Value Income Fund - Institutional Shares		1.05%	48

(c)Officers and Directors – The officers and director of the Funds who are affiliated with the Adviser receive no compensation from the Funds. For the period ended March 31, 2024, directors of the Funds who are not affiliated persons of the Adviser (“independent directors”) received compensation for their services based on an annual fee of $300,000 for the period October 1, 2023 through December 31, 2023. Effective January 1, 2024, the annual fee was increased to $325,000.

In addition, the independent chair and each committee chair receives an annual supplemental retainer as follows:

	Amount
Independent board chair	$125,000	*
Audit committee chair	$45,000
Governance and nominating committee chair	$30,000
Education committee chair	$30,000

* Effective January 1, 2024. Prior to January 1, 2024, the annual amount was $100,000.

Artisan Partners Funds	123

NOTES TO FINANCIAL STATEMENTS

These fees were generally allocated to each of the Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Additionally, each director is entitled to reimbursement of expenses related to his or her duties as a director of the Funds.

Artisan Partners Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Funds as selected by the individual directors. Each Fund purchased shares of the Funds selected for deferral by the directors in amounts equal to their investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

(d)Distribution – Shares of the Funds are offered for sale by Artisan Partners Distributors LLC (“Distributors”). Distributors is wholly owned by Artisan Holdings. All distribution expenses relating to the Funds are paid by the Adviser.

(8)Line of Credit Arrangement:

Artisan Partners Funds is party to a line of credit agreement with a syndicate of lenders, led by JPMorgan Chase Bank N.A., as lender and administrative agent that expires on June 5, 2024. Under the line of credit, each Fund can borrow an amount that would not exceed the lesser of (a) 33 1/3% of its adjusted net assets (20% for Floating Rate Fund) with adjusted net assets being total assets less total liabilities (excluding indebtedness for borrowed money) after giving effect to the borrowing, and (b) the maximum amount the Fund is permitted to borrow pursuant to applicable law, pursuant to the Fund’s prospectus limitations on indebtedness, pursuant to any vote of the shareholders of the Fund, or pursuant to any limitation on borrowings in any applicable agreement with any governmental authority or regulator or any other applicable agreement or document to which such Fund was a party; provided that the aggregate borrowings by all the Funds may not exceed $350 million. The Funds paid a commitment fee at the annual rate of 0.15% on the unused portion of the line of credit and interest was charged on any borrowings at the highest of (i) the Eurodollar Rate for a one-month interest period commencing two business days after such day (but, in any event, not less than 0.00%) plus 1.00%, (ii) the federal funds effective rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% or (iii) the overnight bank funding rate in effect on such day (but, in any event, not less than 0.00%) plus 1.00% . The Funds also paid an agent’s fee and arrangement fee to JPMorgan Chase Bank N.A. and the Funds’ and administrative agent legal expenses in connection with the line of credit, each as incurred. The fees are allocated to each Fund based on average net assets. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the period ended March 31, 2024, there were borrowings under the line of credit as follows:

Fund	Number of Days Utilizing Line of Credit	Average Borrowing Amount	Average Borrowing Rate
Global Equity	9	$6,183,000	6.42%
Mid Cap Value	3	750,000	6.42%

All fees and interest expense related to the line of credit are included in other operating expenses in the Statements of Operations. There were no borrowings outstanding at March 31, 2024.

(9)Investment Transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding securities sold short, derivatives and short-term securities) for the period ended March 31, 2024 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Developing World	$ 877,699	$1,112,491
Emerging Markets Debt Opportunities	37,547	22,637
Floating Rate	37,590	13,276
Focus	1,771,429	1,936,428
Global Discovery	58,459	80,203
Global Equity	136,898	175,932
Global Opportunities	669,322	896,575
Global Unconstrained	42,717	18,116
Global Value	172,293	308,771
High Income	1,826,577	914,053
International	2,363,163	2,572,997
International Explorer	38,278	10,709
International Small-Mid	668,081	796,746
International Value	2,357,707	3,966,028

124	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

Fund	Security Purchases	Security Sales
Mid Cap	933,533	1,248,327
Mid Cap Value	109,841	132,134
Select Equity	4,759	3,240
Small Cap	349,946	557,006
Sustainable Emerging Markets	42,151	5,992
Value	49,408	51,836
Value Income	4,415	2,022

(10)Transactions in Securities of Affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended March 31, 2024 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended March 31, 2024.

Transactions in securities of affiliates:

Funds	As of 09/30/2023		Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Increase (Decrease) in Unrealized Appreciation or Depreciation	As of 03/31/2024		Dividend Income@
	Shares Balance	Value					Shares Balance	Value
International Small-Mid Fund
CKD Corp.†	3,657	$50,388	$—	$(17,582)	$(470)	$23,759	2,816	$56,095	$335
Daikokutenbussan Co. Ltd.	762	32,099	—	(647)	(512)	16,819	747	47,759	—
Total#		$82,487	$—	$(18,229)	$(982)	$40,578		$47,759	$335
International Value Fund
Berkeley Group Holdings plc	5,947	$296,654	$—	$—	$—	$60,504	5,947	$357,158	$2,514
Total		$296,654	$—	$—	$—	$60,504		$357,158	$2,514

@Net of foreign taxes withheld, if any.

†Issuer was not an affiliate as of March 31, 2024.

#Total value as of March 31, 2024 is presented only for those issuers that were affiliates as of March 31, 2024.

(11)Information for Federal Income Tax Purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of March 31, 2024 was as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Developing World	$ 1,939,574	$ 1,346,298	$ (46,321)	$ 1,299,977
Emerging Markets Debt Opportunities	52,521	2,052	(910)	1,142
Floating Rate	85,717	752	(1,609)	(857)
Focus	828,997	194,770	(3,071)	191,699
Global Discovery	164,860	74,271	(1,017)	73,254
Global Equity	146,349	45,302	(10,428)	34,874
Global Opportunities	1,670,759	985,062	(5,881)	979,181
Global Unconstrained	68,150	2,950	(1,694)	1,256
Global Value	1,550,219	891,494	(99,583)	791,911
High Income	8,856,956	138,358	(514,192)	(375,834)
International	3,986,089	1,648,240	(319,097)	1,329,143
International Explorer	118,515	13,648	(2,111)	11,537
International Small-Mid	3,782,409	1,056,045	(266,451)	789,594
International Value	24,378,490	9,460,100	(1,175,128)	8,284,972
Mid Cap	2,923,038	2,111,229	(13,498)	2,097,731
Mid Cap Value	750,527	482,453	(18,280)	464,173

Artisan Partners Funds	125

NOTES TO FINANCIAL STATEMENTS

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Select Equity	36,309	13,645	(1,278)	12,367
Small Cap	1,078,961	664,523	(31,751)	632,772
Sustainable Emerging Markets	123,550	38,327	(11,095)	27,232
Value	229,014	118,506	(2,098)	116,408
Value Income	14,233	1,464	(452)	1,012

The Funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year. Accordingly, the table above does not include tax adjustments and reflects the aggregate book cost as of March 31, 2024.

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the period ended March 31, 2024 and the year ended September 30, 2023 were as follows (in thousands):

	Six Months Ended 3/31/2024		Year Ended 9/30/2023
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Developing World	$—	$—	$14,242	$—
Emerging Markets Debt Opportunities	2,106	834	2,159	336
Floating Rate	2,955	—	3,912	—
Focus	—	—	8,043	—
Global Discovery	—	—	233	—
Global Equity	1,791	—	2,074	—
Global Opportunities	—	63,415	—	—
Global Unconstrained	1,960	997	1,938	177
Global Value	20,941	45,908	10,802	70,342
High Income	299,832	—	482,065	37,826
International	61,760	38,964	78,879	69,382
International Explorer	498	1,122	47	—
International Small-Mid	2,205	—	3,473	—
International Value	377,302	552,568	48,411	378,197
Mid Cap	—	—	17,327	—
Mid Cap Value	9,170	175,680	6,654	237,354
Select Equity	250	—	501	440
Small Cap	—	—	7,342	—
Sustainable Emerging Markets	625	—	666	—
Value	3,404	13,253	831	37,844
Value Income	195	—	302	—

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that impose treatment that is different from the treatment that would result from the application of US GAAP for such items as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and qualified late year ordinary losses.

Gains on redemptions in-kind for Global Opportunities Fund, Mid Cap Value Fund, and Value Fund of approximately $200,971,000, $57,288,000 and $1,455,000, respectively, were included in net realized gain on investments in the Statements of Operations for the period ended March 31, 2024, and will not be recognized for Federal income tax purposes. These net realized gains represent permanent book/tax differences and will be reclassified to “Fund shares issued and outstanding” on the Statements of Assets and Liabilities at September 30, 2024.

In addition, the Funds may periodically record reclassifications among certain capital accounts to reflect differences between financial reporting and income tax basis distributions. The reclassifications were recorded in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and US GAAP. The reclassifications generally relate to net

126	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

operating losses, dividends in excess and utilization of earnings and profits distributed to shareholders on redemption of Fund shares. These reclassifications have no impact on the net asset values of the Funds.

Permanent book and tax differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at September 30, 2023 as follows:

Fund	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Fund Shares Issued and Outstanding
Developing World	$38,427	$ (1,408)	$(37,019)
Emerging Markets Debt Opportunities	267	(308)	41
Floating Rate	(79)	79	—
Focus	5,256	(4,899)	(357)
Global Discovery	1,924	(13)	(1,911)
Global Equity	(49)	50	(1)
Global Opportunities	4,299	(4,337)	38
Global Unconstrained	222	(242)	20
Global Value	(953)	(1,717)	2,670
High Income	(1,339)	1,339	—
International	(4,012)	(2,021)	6,033
International Explorer	(61)	9	52
International Small-Mid	2,716	(476)	(2,240)
International Value	(23,158)	5,224	17,934
Mid Cap	56,508	63	(56,571)
Mid Cap Value	(3,033)	(20,969)	24,002
Select Equity	(160)	160	—
Small Cap	26,284	981	(27,265)
Sustainable Emerging Markets	(80)	80	— (a)
Value	(327)	(2,215)	2,542
Value Income	(8)	29	(21)

(a)Amount rounds to less than $1

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31 and net investment income earned during a twelve-month period ending December 31. In connection with these requirements, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the Funds’ fiscal year, September 30, 2023. Qualified late year ordinary losses are specified losses generally incurred between January 1 and the end of the Funds’ fiscal year, September 30, 2023.

Additional tax information as of and for the year ended September 30, 2023 follows (in thousands):

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)*	Tax Components of Net Assets Appreciation (Depreciation)	Total Distributable Earnings
Developing World	$—	$—	$—	$(11,005)	$(477,764)	$265,002	$(223,767)
Emerging Markets Debt Opportunities	1,135	231	—	—	(4)	(1,135)	227
Floating Rate	79	—	—	—	(622)	(1,002)	(1,545)
Focus	—	—	—	(1,057)	(18,096)	15,443	(3,710)
Global Discovery	—	—	—	(772)	(29,935)	42,875	12,168
Global Equity	1,441	—	—	—	(5,227)	1,590	(2,196)
Global Opportunities	—	63,415	—	—	(289)	754,560	817,686
Global Unconstrained	1,034	210	—	—	(5)	(1,178)	61
Global Value	19,860	43,093	—	—	(183)	387,880	450,650
High Income	6,136	—	—	—	(67,660)	(717,954)	(779,478)
International	57,019	28,339	—	—	(654)	544,313	629,017
International Explorer	1,569	51	—	—	(4)	(2,551)	(935)
International Small-Mid	—	—	—	—	(177,101)	126,149	(50,952)
International Value	325,170	380,341	—	—	(1,389)	4,236,354	4,940,476
Mid Cap	—	—	—	(23,014)	(80,582)	1,391,679	1,288,083

Artisan Partners Funds	127

NOTES TO FINANCIAL STATEMENTS

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Qualified Late Year Capital Losses	Qualified Late Year Ordinary Losses	Other Deferred Gains (Losses)*	Tax Components of Net Assets Appreciation (Depreciation)	Total Distributable Earnings
Mid Cap Value	6,512	162,887	—	—	(143)	378,620	547,876
Select Equity	22	—	—	—	(636)	2,835	2,221
Small Cap	—	—	—	(11,833)	(304,385)	411,138	94,920
Sustainable Emerging Markets	625	—	—	—	(143,379)	6,680	(136,074)
Value	2,322	13,253	—	—	(25)	81,247	96,797
Value Income	—	—	—	(1)	(548)	(764)	(1,313)

*Other deferred gains and losses relate to (a) distribution payable at year end (b) other items including deferred compensation and capital loss carryforward.

As of September 30, 2023, the Funds had capital loss carryovers shown in the table below (in thousands). To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Fund	Unexpiring –ST	Unexpiring –LT	Utilized in CY
Developing World	$477,420	$—	$—
Floating Rate	530	86	—
Focus	17,995	—	83,324
Global Discovery	29,034	884	—
Global Equity	5,209	—	—
High Income	—	54,140	—
International Explorer	—	—	162
International Small-Mid	30,698	146,147	—
Mid Cap	80,161	—	—
Select Equity	—	626	—
Small Cap	246,390	57,814	—
Sustainable Emerging Martkets	6,175	137,190(1)	—
Value Income	296	247	—

(1)Due to an equity shift in the ordinary course of business, the utilization of certain capital loss carryovers is subject to annual limitations of $1,323, pursuant to IRC Section 382-383.

(12)Fund Share Activities:

Capital share transactions for the Funds were as follows (dollar values in thousands):

	DEVELOPING WORLD
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	874,382	$14,389	2,527,654	$37,283
Advisor Shares	9,126,350	151,374	29,662,990	430,433
Institutional Shares	3,967,991	67,230	12,816,132	188,572
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	—	—	28,334	364
Advisor Shares	—	—	496,274	6,427
Institutional Shares	—	—	360,707	4,696
Cost of shares redeemed
Investor Shares	(2,849,131)	(46,406)	(12,356,110)	(165,867)
Advisor Shares	(12,703,353)	(209,895)	(74,404,045)	(1,064,140)
Institutional Shares	(9,657,442)	(158,687)	(36,944,380)	(534,239)
Net increase (decrease) from fund share transactions
Investor Shares	(1,974,749)	(32,017)	(9,800,122)	(128,220)
Advisor Shares	(3,577,003)	(58,521)	(44,244,781)	(627,280)
Institutional Shares	(5,689,451)	(91,457)	(23,767,541)	(340,971)

128	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	EMERGING MARKETS DEBT OPPORTUNITIES
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	138,217	$1,406	257,539	$2,657
Advisor Shares	988,020	10,044	876,903	8,947
Institutional Shares	746,309	7,595	48,265	496
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	22,640	229	5,672	58
Advisor Shares	91,667	925	25,698	262
Institutional Shares	176,837	1,786	217,742	2,175
Cost of shares redeemed(1)
Investor Shares	(11,479)	(115)	(11,469)	(114)
Advisor Shares	(140,936)	(1,433)	(13,973)	(143)
Institutional Shares	(15,009)	(152)	(35,886)	(363)
Net increase from fund share transactions
Investor Shares	149,378	1,520	251,742	2,601
Advisor Shares	938,751	9,536	888,628	9,066
Institutional Shares	908,137	9,229	230,121	2,308
Redemption Fees
Investor Shares		1		2

	FLOATING RATE
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,028,885	$9,943	390,239	$3,705
Advisor Shares	889,088	8,590	654,222	6,204
Institutional Shares	936,064	9,042	322,906	3,070
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	51,215	495	30,900	293
Advisor Shares	99,297	959	138,715	1,313
Institutional Shares	154,992	1,496	242,639	2,296
Cost of shares redeemed(1)
Investor Shares	(129,658)	(1,253)	(107,278)	(1,010)
Advisor Shares	(216,586)	(2,091)	(726,162)	(6,839)
Institutional Shares	(225,635)	(2,180)	(635,120)	(6,000)
Net increase from fund share transactions
Investor Shares	950,442	9,185	313,861	2,988
Advisor Shares	771,799	7,458	66,775	678
Institutional Shares	865,421	8,358	(69,575)	(634)
Redemption Fees
Investor Shares		— (2)		1

	FOCUS
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	47,891	$899	1,920,650	$31,100
Advisor Shares	2,785,063	54,270	7,312,438	120,080
Institutional Shares	1,875,292	34,251	7,364,623	119,613
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	—	—	46,081	752
Advisor Shares	—	—	202,531	3,317
Institutional Shares	—	—	66,966	1,099
Cost of shares redeemed
Investor Shares	(1,020,586)	(18,543)	(14,661,282)	(251,855)
Advisor Shares	(7,232,018)	(129,455)	(29,818,145)	(489,779)
Institutional Shares	(5,285,172)	(101,273)	(22,091,094)	(371,271)
Net increase (decrease) from fund share transactions
Investor Shares	(972,695)	(17,644)	(12,694,551)	(220,003)
Advisor Shares	(4,446,955)	(75,185)	(22,303,176)	(366,382)
Institutional Shares	(3,409,880)	(67,022)	(14,659,505)	(250,559)

Artisan Partners Funds	129

NOTES TO FINANCIAL STATEMENTS

	GLOBAL DISCOVERY
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	100,726	$1,867	173,806	$2,857
Advisor Shares	45,626	846	513,339	8,223
Institutional Shares	94,263	1,795	416,529	6,827
Net asset value of shares issued in reinvestment of dividends and distributions
Institutional Shares	—	—	14,979	233
Cost of shares redeemed
Investor Shares	(178,454)	(3,160)	(841,514)	(13,439)
Advisor Shares	(97,129)	(1,724)	(382,839)	(5,826)
Institutional Shares	(1,091,557)	(18,427)	(3,045,585)	(51,521)
Net increase (decrease) from fund share transactions
Investor Shares	(77,728)	(1,293)	(667,708)	(10,582)
Advisor Shares	(51,503)	(878)	130,500	2,397
Institutional Shares	(997,294)	(16,632)	(2,614,077)	(44,461)

	GLOBAL EQUITY
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	33,112	$618	70,823	$1,184
Advisor Shares	5,130	92	89,571	1,437
Institutional Shares	594,942	11,276	146,938	2,524
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	36,148	626	39,782	651
Advisor Shares	2,706	47	2,831	46
Institutional Shares	53,014	931	76,048	1,262
Cost of shares redeemed
Investor Shares	(379,635)	(6,866)	(748,769)	(12,396)
Advisor Shares	(35,506)	(681)	(105,577)	(1,751)
Institutional Shares	(2,642,636)	(46,133)	(697,435)	(11,633)
Net increase (decrease) from fund share transactions
Investor Shares	(310,375)	(5,622)	(638,164)	(10,561)
Advisor Shares	(27,670)	(542)	(13,175)	(268)
Institutional Shares	(1,994,680)	(33,926)	(474,449)	(7,847)

	GLOBAL OPPORTUNITIES
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	492,093	$15,101	1,358,932	$37,517
Advisor Shares	1,458,050	45,092	3,328,051	92,328
Institutional Shares	12,634,239	404,396	4,634,894	133,992
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	554,308	16,042	—	—
Advisor Shares	334,163	9,791	—	—
Institutional Shares	1,039,282	30,950	—	—
Cost of shares redeemed
Investor Shares	(3,735,738)	(114,338)	(9,252,104)	(250,802)
Advisor Shares	(3,308,600)	(101,009)	(12,311,797)	(333,265)
Institutional Shares	(24,820,981)	(798,612)	(24,401,480)	(683,682)
Net increase (decrease) from fund share transactions
Investor Shares	(2,689,337)	(83,195)	(7,893,172)	(213,285)
Advisor Shares	(1,516,387)	(46,126)	(8,983,746)	(240,937)
Institutional Shares	(11,147,460)	(363,266)	(19,766,586)	(549,690)

130	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	GLOBAL UNCONSTRAINED
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	216,966	$2,180	56,917	$570
Advisor Shares	2,248,854	22,417	2,048,763	20,689
Institutional Shares	198,114	1,989	1,006,560	10,010
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	9,516	94	6,022	59
Advisor Shares	158,239	1,566	41,512	412
Institutional Shares	131,142	1,297	166,724	1,644
Cost of shares redeemed(1)
Investor Shares	(18,561)	(182)	(3,103)	(31)
Advisor Shares	(140,467)	(1,399)	(15,087)	(149)
Institutional Shares	(31,088)	(309)	(90,099)	(900)
Net increase from fund share transactions
Investor Shares	207,921	2,092	59,836	598
Advisor Shares	2,266,626	22,584	2,075,188	20,952
Institutional Shares	298,168	2,977	1,083,185	10,754
Redemption Fees
Advisor Shares		2		2
Institutional Shares		— (2)		1

	GLOBAL VALUE
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	506,171	$10,478	732,006	$13,664
Advisor Shares	2,045,071	42,694	2,384,302	43,246
Institutional Shares	3,702,721	77,928	6,844,758	121,551
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	291,865	5,799	454,863	7,728
Advisor Shares	402,727	7,986	606,275	10,276
Institutional Shares	2,171,350	43,166	3,080,893	52,344
Cost of shares redeemed
Investor Shares	(1,462,661)	(29,558)	(3,106,831)	(55,703)
Advisor Shares	(1,576,623)	(32,424)	(6,128,230)	(108,730)
Institutional Shares	(7,613,985)	(158,183)	(14,880,258)	(269,580)
Net increase (decrease) from fund share transactions
Investor Shares	(664,625)	(13,281)	(1,919,962)	(34,311)
Advisor Shares	871,175	18,256	(3,137,653)	(55,208)
Institutional Shares	(1,739,914)	(37,089)	(4,954,607)	(95,685)

	HIGH INCOME
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	7,774,045	$68,338	14,742,464	$127,769
Advisor Shares	83,766,189	743,780	155,911,423	1,346,556
Institutional Shares	121,655,350	1,076,274	203,369,011	1,757,120
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	2,843,689	25,232	6,351,186	54,887
Advisor Shares	12,642,481	112,214	24,034,118	207,595
Institutional Shares	8,465,712	75,129	14,320,098	123,691
Cost of shares redeemed(1)
Investor Shares	(15,349,940)	(136,302)	(29,541,734)	(255,028)
Advisor Shares	(58,371,242)	(514,484)	(133,676,627)	(1,151,478)
Institutional Shares	(51,969,880)	(457,445)	(112,587,861)	(968,673)
Net increase from fund share transactions
Investor Shares	(4,732,206)	(42,732)	(8,448,084)	(72,372)
Advisor Shares	38,037,428	341,510	46,268,914	402,673
Institutional Shares	78,151,182	693,958	105,101,248	912,138
Redemption Fees
Investor Shares		11		34
Advisor Shares		59		222
Institutional Shares		178		78

Artisan Partners Funds	131

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,516,481	$41,026	3,940,582	$99,692
Advisor Shares	1,866,970	49,970	4,413,558	108,833
Institutional Shares	4,917,314	133,454	9,318,300	233,958
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,054,797	27,172	1,787,579	42,902
Advisor Shares	527,203	13,507	786,542	18,783
Institutional Shares	1,798,773	46,534	2,804,345	67,641
Cost of shares redeemed
Investor Shares	(10,671,503)	(285,075)	(20,128,269)	(498,596)
Advisor Shares	(4,612,680)	(121,028)	(13,006,089)	(318,156)
Institutional Shares	(10,140,553)	(272,924)	(31,708,451)	(795,818)
Net increase (decrease) from fund share transactions
Investor Shares	(8,100,225)	(216,877)	(14,400,108)	(356,002)
Advisor Shares	(2,218,507)	(57,551)	(7,805,989)	(190,540)
Institutional Shares	(3,424,466)	(92,936)	(19,585,806)	(494,219)

	INTERNATIONAL EXPLORER
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Advisor Shares	3,198,712	$36,657	3,391,448	$37,575
Institutional Shares	1,394,913	15,433	2,094,641	21,612
Net asset value of shares issued in reinvestment of dividends and distributions
Advisor Shares	79,670	841	796	8
Institutional Shares	28,336	299	1,280	12
Cost of shares redeemed
Advisor Shares	(227,828)	(2,414)	(278,181)	(2,852)
Institutional Shares	(773,141)	(8,681)	(346,948)	(3,686)
Net increase from fund share transactions
Advisor Shares	3,050,554	35,084	3,114,063	34,731
Institutional Shares	650,108	7,051	1,748,973	17,938

	INTERNATIONAL SMALL-MID
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,578,399	$25,371	2,881,446	$46,413
Advisor Shares	5,285,133	87,015	13,883,595	224,702
Institutional Shares	18,853,964	315,871	28,639,076	469,785
Net asset value of shares issued in reinvestment of dividends and distributions
Advisor Shares	1,583	28	16,852	264
Institutional Shares	111,228	1,970	179,689	2,848
Cost of shares redeemed
Investor Shares	(2,518,981)	(41,616)	(7,574,621)	(122,535)
Advisor Shares	(12,421,514)	(202,680)	(24,045,760)	(378,778)
Institutional Shares	(16,569,437)	(277,447)	(37,319,974)	(607,781)
Net increase (decrease) from fund share transactions
Investor Shares	(940,582)	(16,245)	(4,693,175)	(76,122)
Advisor Shares	(7,134,798)	(115,637)	(10,145,313)	(153,812)
Institutional Shares	2,395,755	40,394	(8,501,209)	(135,148)

132	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	INTERNATIONAL VALUE
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	5,640,205	$256,541	9,834,815	$406,440
Advisor Shares	35,064,104	1,583,385	74,926,006	3,082,648
Institutional Shares	41,249,820	1,867,778	91,953,057	3,783,574
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,799,705	79,169	1,132,434	42,772
Advisor Shares	5,470,183	240,086	2,581,862	97,310
Institutional Shares	11,595,458	511,360	6,502,378	246,239
Cost of shares redeemed
Investor Shares	(7,803,550)	(353,881)	(11,090,064)	(439,709)
Advisor Shares	(27,359,408)	(1,233,333)	(34,206,528)	(1,383,817)
Institutional Shares	(31,763,388)	(1,444,421)	(94,346,236)	(3,751,543)
Net increase from fund share transactions
Investor Shares	(363,640)	(18,171)	(122,815)	9,503
Advisor Shares	13,174,879	590,138	43,301,340	1,796,141
Institutional Shares	21,081,890	934,717	4,109,199	278,270

	MID CAP
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	1,942,086	$67,545	5,328,320	$161,999
Advisor Shares	2,033,567	69,441	4,969,386	151,177
Institutional Shares	3,928,604	159,894	13,910,998	506,242
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	—	—	111,051	3,217
Advisor Shares	—	—	82,923	2,447
Institutional Shares	—	—	269,709	9,318
Cost of shares redeemed
Investor Shares	(5,720,169)	(196,080)	(11,925,799)	(363,848)
Advisor Shares	(2,922,514)	(102,356)	(5,753,584)	(177,492)
Institutional Shares	(7,456,797)	(307,979)	(15,810,383)	(578,602)
Net increase (decrease) from fund share transactions
Investor Shares	(3,778,083)	(128,535)	(6,486,428)	(198,632)
Advisor Shares	(888,947)	(32,915)	(701,275)	(23,868)
Institutional Shares	(3,528,193)	(148,085)	(1,629,676)	(63,042)

	MID CAP VALUE
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	661,785	$10,654	844,727	$14,306
Advisor Shares	1,811,459	28,000	2,185,290	36,821
Institutional Shares	9,100,206	141,501	2,233,627	37,230
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,832,203	56,372	4,249,487	69,309
Advisor Shares	2,685,676	39,238	4,464,196	72,365
Institutional Shares	5,642,336	82,491	5,860,535	95,058
Cost of shares redeemed
Investor Shares	(3,528,047)	(55,857)	(5,888,215)	(99,830)
Advisor Shares	(5,514,056)	(84,076)	(14,894,769)	(249,205)
Institutional Shares	(10,642,119)	(166,223)	(6,018,631)	(101,133)
Net increase (decrease) from fund share transactions
Investor Shares	965,941	11,169	(794,001)	(16,215)
Advisor Shares	(1,016,921)	(16,838)	(8,245,283)	(140,019)
Institutional Shares	4,100,423	57,769	2,075,531	31,155

Artisan Partners Funds	133

NOTES TO FINANCIAL STATEMENTS

	SELECT EQUITY
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	11,544	$149	37,336	$425
Advisor Shares	24,570	290	25,352	262
Institutional Shares	190,302	2,705	107,453	1,257
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,050	13	6,388	69
Advisor Shares	718	9	5,163	56
Institutional Shares	17,887	228	75,440	816
Cost of shares redeemed
Investor Shares	(32,940)	(399)	(48,366)	(536)
Advisor Shares	(14,214)	(197)	(85,455)	(1,022)
Institutional Shares	(9,473)	(132)	(32,754)	(386)
Net increase from fund share transactions
Investor Shares	(20,346)	(237)	(4,642)	(42)
Advisor Shares	11,074	102	(54,940)	(704)
Institutional Shares	198,716	2,801	150,139	1,687

	SMALL CAP
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	644,315	$19,794	1,440,464	$44,383
Advisor Shares	982,515	31,107	2,588,754	78,762
Institutional Shares	1,274,027	41,074	5,146,391	161,456
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	—	—	49,814	1,521
Advisor Shares	—	—	42,554	1,311
Institutional Shares	—	—	123,394	3,887
Cost of shares redeemed
Investor Shares	(2,471,270)	(77,252)	(4,188,990)	(128,581)
Advisor Shares	(1,605,102)	(50,692)	(6,713,602)	(210,533)
Institutional Shares	(4,947,792)	(158,880)	(8,580,993)	(272,166)
Net increase (decrease) from fund share transactions
Investor Shares	(1,826,955)	(57,458)	(2,698,712)	(82,677)
Advisor Shares	(622,587)	(19,585)	(4,082,294)	(130,460)
Institutional Shares	(3,673,765)	(117,806)	(3,311,208)	(106,823)

	SUSTAINABLE EMERGING MARKETS
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	165,815	$2,560	183,428	$2,763
Advisor Shares	836,091	12,945	826,162	11,807
Institutional Shares	2,721,265	42,357	1,548,001	23,775
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	3,903	60	8,273	112
Advisor Shares	13,179	202	20,527	277
Institutional Shares	23,261	363	16,843	232
Cost of shares redeemed
Investor Shares	(179,010)	(2,770)	(267,888)	(3,943)
Advisor Shares	(751,157)	(11,779)	(503,915)	(7,191)
Institutional Shares	(398,119)	(6,450)	(516,705)	(7,636)
Net increase from fund share transactions
Investor Shares	(9,292)	(150)	(76,187)	(1,068)
Advisor Shares	98,113	1,368	342,774	4,893
Institutional Shares	2,346,407	36,270	1,048,139	16,371

134	Artisan Partners Funds

NOTES TO FINANCIAL STATEMENTS

	VALUE
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	229,663	$3,168	787,870	$10,314
Advisor Shares	881,816	11,893	3,153,937	40,437
Institutional Shares	3,218,164	44,271	3,772,937	49,224
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	326,065	4,268	1,107,046	13,130
Advisor Shares	366,398	4,763	763,304	8,999
Institutional Shares	525,506	6,832	1,208,967	14,254
Cost of shares redeemed
Investor Shares	(1,023,450)	(14,301)	(2,401,585)	(31,001)
Advisor Shares	(1,492,274)	(20,824)	(1,813,496)	(23,078)
Institutional Shares	(2,465,212)	(34,338)	(3,048,342)	(37,147)
Net increase from fund share transactions
Investor Shares	(467,722)	(6,865)	(506,669)	(7,557)
Advisor Shares	(244,060)	(4,168)	2,103,745	26,358
Institutional Shares	1,278,458	16,765	1,933,562	26,331

	VALUE INCOME
	Six Months Ended 3/31/2024		Year Ended 9/30/2023
	Shares	Amount	Shares	Amount
Proceeds from shares issued
Investor Shares	11,992	$111	52,711	$483
Advisor Shares	305	3	53,850	487
Institutional Shares	248,311	2,396	88,223	806
Net asset value of shares issued in reinvestment of dividends and distributions
Investor Shares	1,275	13	2,008	18
Advisor Shares	2,836	28	4,952	44
Institutional Shares	15,580	154	26,806	240
Cost of shares redeemed
Investor Shares	(1,660)	(15)	(58,633)	(536)
Advisor Shares	(1,399)	(14)	(1,091)	(10)
Institutional Shares	(26,680)	(266)	(22,368)	(200)
Net increase from fund share transactions
Investor Shares	11,607	109	(3,914)	(35)
Advisor Shares	1,742	17	57,711	521
Institutional Shares	237,211	2,284	92,661	846

(1)Net of redemption fees.

(2)Amount rounds to less than $1.

(13)Accounting Pronouncements:

In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require the Funds to tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

(14)Subsequent Events:

On April 15, 2024, shareholders of International Explorer Fund approved a change in the sub-classification of the Fund from “diversified” to “non-diversified” and the elimination of a related fundamental investment restriction.

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

Artisan Partners Funds	135

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of Artisan Partners Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 to March 31, 2024.

Actual Expenses

The first line under the name of each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2024 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and dividends/interest on securities sold short. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period 10/1/2023-3/31/2024	Expense Ratio
Artisan Developing World Fund
Investor Shares
Actual	$1,000.00	$1,241.90	$7.29	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Advisor Shares
Actual	$1,000.00	$1,243.70	$6.34	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.70	1.13%
Institutional Shares
Actual	$1,000.00	$1,244.20	$5.89	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	1.05%
Artisan Emerging Markets Debt Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,092.90	$6.54	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Advisor Shares
Actual	$1,000.00	$1,092.50	$6.02	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Institutional Shares
Actual	$1,000.00	$1,092.80	$5.76	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55	1.10%
Artisan Floating Rate Fund
Investor Shares
Actual	$1,000.00	$1,046.70	$6.14	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Advisor Shares
Actual	$1,000.00	$1,047.30	$5.63	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55	1.10%
Institutional Shares
Actual	$1,000.00	$1,047.50	$5.37	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	1.05%

136	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period 10/1/2023-3/31/2024	Expense Ratio
Artisan Focus Fund
Investor Shares
Actual	$1,000.00	$1,294.00	$8.09	1.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.11	1.41%
Advisor Shares
Actual	$1,000.00	$1,295.40	$6.48	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.70	1.13%
Institutional Shares
Actual	$1,000.00	$1,296.50	$6.03	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	1.05%
Artisan Global Discovery Fund
Investor Shares
Actual	$1,000.00	$1,194.80	$7.68	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.06	1.40%
Advisor Shares
Actual	$1,000.00	$1,195.40	$7.14	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%
Institutional Shares
Actual	$1,000.00	$1,196.60	$5.99	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50	1.09%
Artisan Global Equity Fund
Investor Shares
Actual	$1,000.00	$1,247.50	$7.47	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.71	1.33%
Advisor Shares
Actual	$1,000.00	$1,247.70	$7.02	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Institutional Shares
Actual	$1,000.00	$1,248.80	$6.02	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.40	1.07%
Artisan Global Opportunities Fund
Investor Shares
Actual	$1,000.00	$1,252.10	$6.47	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Advisor Shares
Actual	$1,000.00	$1,252.70	$5.74	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.15	1.02%
Institutional Shares
Actual	$1,000.00	$1,253.70	$5.18	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.65	0.92%
Artisan Global Unconstrained Fund
Investor Shares
Actual	$1,000.00	$1,064.00	$7.48	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.31	1.45%
Advisor Shares
Actual	$1,000.00	$1,064.50	$6.97	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.81	1.35%
Institutional Shares
Actual	$1,000.00	$1,064.80	$6.71	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.56	1.30%

Artisan Partners Funds	137

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period 10/1/2023-3/31/2024	Expense Ratio
Artisan Global Value Fund
Investor Shares
Actual	$1,000.00	$1,203.40	$6.94	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.36	1.26%
Advisor Shares
Actual	$1,000.00	$1,204.50	$6.06	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55	1.10%
Institutional Shares
Actual	$1,000.00	$1,205.50	$5.57	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.10	1.01%
Artisan High Income Fund
Investor Shares
Actual	$1,000.00	$1,081.70	$4.89	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75	0.94%
Advisor Shares
Actual	$1,000.00	$1,082.70	$4.06	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.94	0.78%
Institutional Shares
Actual	$1,000.00	$1,083.20	$3.59	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.55	$3.49	0.69%
Artisan International Fund
Investor Shares
Actual	$1,000.00	$1,206.70	$6.62	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Advisor Shares
Actual	$1,000.00	$1,207.50	$5.79	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	1.05%
Institutional Shares
Actual	$1,000.00	$1,208.00	$5.30	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85	0.96%
Artisan International Explorer Fund
Advisor Shares
Actual	$1,000.00	$1,168.00	$7.59	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.06	1.40%
Institutional Shares
Actual	$1,000.00	$1,167.60	$7.26	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.76	1.34%
Artisan International Small-Mid Fund
Investor Shares
Actual	$1,000.00	$1,155.60	$7.06	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.61	1.31%
Advisor Shares
Actual	$1,000.00	$1,157.50	$6.15	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.76	1.14%
Institutional Shares
Actual	$1,000.00	$1,157.70	$5.72	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.35	1.06%

138	Artisan Partners Funds

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period 10/1/2023-3/31/2024	Expense Ratio
Artisan International Value Fund
Investor Shares
Actual	$1,000.00	$1,154.10	$6.35	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.96	1.18%
Advisor Shares
Actual	$1,000.00	$1,154.80	$5.60	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.25	1.04%
Institutional Shares
Actual	$1,000.00	$1,155.30	$5.12	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Artisan Mid Cap Fund
Investor Shares
Actual	$1,000.00	$1,201.90	$6.55	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01	1.19%
Advisor Shares
Actual	$1,000.00	$1,202.60	$5.78	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	1.05%
Institutional Shares
Actual	$1,000.00	$1,203.30	$5.29	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.85	0.96%
Artisan Mid Cap Value Fund
Investor Shares
Actual	$1,000.00	$1,174.50	$6.74	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.26	1.24%
Advisor Shares
Actual	$1,000.00	$1,174.80	$6.14	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.70	1.13%
Institutional Shares
Actual	$1,000.00	$1,175.10	$5.55	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.15	1.02%
Artisan Select Equity Fund
Investor Shares
Actual	$1,000.00	$1,250.90	$7.03	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.31	1.25%
Advisor Shares
Actual	$1,000.00	$1,251.70	$6.47	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Institutional Shares
Actual	$1,000.00	$1,252.00	$6.19	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55	1.10%
Artisan Small Cap Fund
Investor Shares
Actual	$1,000.00	$1,194.80	$6.69	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.16	1.22%
Advisor Shares
Actual	$1,000.00	$1,195.50	$5.98	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.50	1.09%
Institutional Shares
Actual	$1,000.00	$1,196.40	$5.49	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%

Artisan Partners Funds	139

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

	Beginning Account Value 10/1/2023	Ending Account Value 3/31/2024	Expenses Paid During Period 10/1/2023-3/31/2024	Expense Ratio
Artisan Sustainable Emerging Markets Fund
Investor Shares
Actual	$1,000.00	$1,121.40	$6.10	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Advisor Shares
Actual	$1,000.00	$1,121.80	$5.57	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	1.05%
Institutional Shares
Actual	$1,000.00	$1,122.20	$5.31	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Artisan Value Fund
Investor Shares
Actual	$1,000.00	$1,192.40	$5.37	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.95	0.98%
Advisor Shares
Actual	$1,000.00	$1,193.10	$4.82	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.45	0.88%
Institutional Shares
Actual	$1,000.00	$1,193.50	$4.55	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.85	$4.19	0.83%
Artisan Value Income Fund
Investor Shares
Actual	$1,000.00	$1,158.20	$6.47	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Advisor Shares
Actual	$1,000.00	$1,159.70	$5.94	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.55	1.10%
Institutional Shares
Actual	$1,000.00	$1,159.80	$5.67	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	1.05%

(1)Expenses are equal to the Fund’s ratio of expenses to average net assets for the six month period ended March 31, 2024, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

(2)Annualized ratio of expenses to average net assets for the six-month period ended March 31, 2024.

(3)Expense ratio includes the effect of expenses waived or paid by the Adviser, if applicable.

140	Artisan Partners Funds

NOTES ON PORTFOLIO HOLDINGS’ CLASSIFICATION

For the purposes of assigning portfolio securities to a particular country in this report, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. However, the Adviser in its own judgment may consider an issuer to be from a country other than the country designated by the securities information vendors. A vendor’s criteria may include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. The Adviser may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change.

For the purposes of assigning portfolio securities to a particular sector and industry in this report, the Adviser assigns equity securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI Inc. and Standard & Poor’s (to the extent available) as primary sources for most Funds and FactSet (to the extent available) as a secondary source for this information. The Adviser uses the Sustainable Industry Classification System (“SICS® ”), developed by the Sustainability Accounting Standards Board (“SASB”), as the primary source with respect to Sustainable Emerging Markets Fund. The Adviser assigns debt securities in accordance with the classifications developed by Bloomberg Finance L.P. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry, or if the Adviser determines that a different classification is more appropriate, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and/or other publicly available information. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definition of Portfolio Statistic

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report, if any, are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (MSCI) and Standard & Poor’s Financial Services, LLC (S&P). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaim all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of such damages.

The Sustainable Industry Classification System (SICS®) is the exclusive intellectual property of Sustainability Accounting Standards Board (SASB).

MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used to create indices or financial products. This report is not approved or produced by MSCI.

Artisan Partners Funds	141

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Partners Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Partners Funds’ statement of additional information, which is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on Artisan Partners Funds’ website at www.artisanpartners.com and on the Securities and Exchange Commission’s website at www.sec.gov.

INFORMATION ABOUT PORTFOLIO SECURITIES

Disclosure of the Funds’ complete schedule of portfolio holdings is also required to be made monthly on Form N-PORT, with every third month made available to the public by the Securities and Exchange Commission 60 days after the end of the Funds’ fiscal quarter. You can find Securities and Exchange Commission filings on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is also made available at www.artisanpartners.com/prospectus, and will be made available, upon request, by calling (toll-free) 800-344-1770. The schedule of portfolio holdings for the second and fourth quarter of each Fund’s fiscal year are included in the semi-annual report and annual report, respectively.

ARTISAN PARTNERS

Go PAPERLESS
with E·Delivery
WWW.ARTISANFUNDS.COM

ARTISAN PARTNERS FUNDS
P.O. BOX 219322
KANSAS CITY, MO 64121-9322

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2024 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable for semiannual reports.

(2)	Certifications of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)	Certification of Gregory K. Ramirez, Principal Executive Officer and Shannon K. Jagodinski, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Executive Officer

Date:	June 3, 2024

By:	/s/ Shannon K. Jagodinski
Shannon K. Jagodinski
Principal Financial Officer

Date:	June 3, 2024